UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-07885

Name of Fund: Master Extended Market Index Series of Quantitative Master Series
              Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Master Extended Market Index Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address:
      P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/04

Date of reporting period: 01/01/04 - 12/31/04

Item 1 - Report to Stockholders

Master Extended Market Index Series

Annual Report, December 31, 2004

For the year ended December 31, 2004, Master Extended Market Index Series had a total return of +18.43% (net return, master level). This compared to a return of +18.56% for the benchmark Dow Jones Wilshire 4500 (Full Cap) Index for the same period.

As the returns indicate, the portfolio met its objective of closely tracking the performance of the Dow Jones Wilshire 4500 (Full Cap) Index, which measures the performance of stocks in the Dow Jones Wilshire 5000 (Full Cap) Index, minus the stocks found in the Standard & Poor's (S & P) 500 Index. As the value of the Dow Jones Wilshire 4500 (Full Cap) Index fluctuated during the past 12 months, the portfolio's performance generally mimicked that of the Index. Throughout the period, as changes were made to the composition of the Index, the portfolio purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark.

Market and Economic Environment

Despite some suspense along the way, 2004 proved to be a positive year for U.S. equity markets. Economic news was mixed for much of the first three quarters of the year before turning generally positive in the fourth quarter.

The first quarter was impacted positively by good productivity and gross domestic product (GDP) numbers, but set back by the railroad bombing in Madrid, Spain, which caused market volatility to increase substantially. Renewed fears of terrorist attacks cast the long shadow of geopolitical unrest on equity markets around the world heading into the second quarter. The aura of uncertainty was exacerbated by such factors as persistent violence in Iraq, record-high oil prices and mixed, though slowly improving, U.S. economic data. As the second quarter drew to a close, the drumbeat of presidential election drama gradually swelled in the United States.

In the third quarter, the course of economic news began to slowly point toward a strengthening economy. But despite better-than-expected corporate earnings and Federal Reserve Board (Fed) Chairman Alan Greenspan's congressional testimony that his outlook on economic growth remained constructive, a number of challenges hampered the U.S. equity market in the third quarter. Election buildup, a shifting Fed policy and higher oil prices fanned the flames of fear that the U.S. economy would slow.

The fourth quarter, however, proved to be the breakout that investors were looking for in the U.S. equity markets. Negative October news segued into positive November and December news. As a result of moderating oil prices, unwinding of the election uncertainty, reasonably good economic and earnings news, and the beginning of the seasonally strong year-end period, the market experienced a positive post-election bounce. As expected, the Fed continued to raise the federal funds rate throughout the year, more than doubling it from 1% to 2.25% by December 31, 2004.

For the year ended December 31, 2004, the extended market, as measured by the +18.56% return of the benchmark Dow Jones Wilshire 4500 (Full Cap) Index, outperformed the broad market, as measured by the +12.62% return of the Dow Jones Wilshire 5000 (Full Cap) Index.

Small-capitalization and mid-capitalization stocks outpaced large-capitalization stocks for 2004. For the 12 months ended December 31, 2004, the S&P MidCap 400 Index returned +16.48% and the S&P SmallCap 600 Index returned +22.65%. This compared to the +10.88% total return of the S&P 500 Index, a generally accepted measure of large cap stock performance.

Overall, the S&P 500 Index closed the year at 1,211.92 with a price return of +8.99%. The Dow Jones Industrial Average closed at 10,783.01 with a price return of +3.15%, while the Nasdaq Composite Index returned +8.59% with a closing level of 2,175.44. European markets also posted positive returns, with the Financial Times Stock Exchange 100 Index closing at 4,814.30, representing a return of +7.54% in sterling. The Morgan Stanley Capital International World Index was up 12.84% in U.S. dollar terms, with a closing level of 1,169.34 at December 31, 2004.

Market Outlook

As 2004 came to an end, the economy and earnings growth were beginning to slow, the Fed appeared poised to continue moving interest rates higher, legislative progress was anticipated on many fronts in Washington, and concerns remained about the structural problems of debt and deficits as reflected by a significant decline in the U.S. dollar.

The recent increase in equity prices to new cyclical highs has led to questions about how much upside potential exists. Valuation levels, at least on an absolute basis, are somewhat stretched, although the profit environment is still strong enough to support the market. Equity prices could have fallen as a result of the Fed's December interest rate hike, but clearly have been benefiting from recent declines in bond yields as well as from the declining dollar. Our opinion is that until monetary tightening and/or rising bond yields begin to take their toll, equities should continue to perform relatively well. Having said that, we expect the portfolio to continue to meet its objective of tracking the performance of the Dow Jones Wilshire 4500 (Full Cap) Index in 2005.

Master Extended Market Index Series
Schedule of Investments as of December 31, 2004

Industry++                           Common Stocks                                          Shares Held                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.4%                  +  Aerosonic Corp.                                                200                $      1,202
                                  +  Armor Holdings, Inc.                                         2,300                     108,146
                                     Cubic Corp.                                                  1,500                      37,755
                                  +  DRS Technologies, Inc.                                       1,781                      76,066
                                     EDO Corp.                                                    1,300                      41,275
                                  +  ESCO Technologies, Inc.                                        900                      68,985
                                  +  EnPro Industries, Inc.                                       1,100                      32,527
                                     Engineered Support Systems, Inc.                             1,655                      98,009
                                  +  Esterline Technologies Corp.                                   500                      16,325
                                     GenCorp, Inc.                                                2,800                      51,996
                                     Heico Corp. Class A                                          1,792                      30,984
                                  +  KVH Industries, Inc.                                         2,700                      26,460
                                     Kaman Corp. Class A                                          1,500                      18,975
                                  +  MTC Technologies, Inc.                                         400                      13,428
                                  +  Metrologic Instruments, Inc.                                 1,300                      27,625
                                  +  SatCon Technology Corp.                                        700                       1,414
                                  +  Spacehab, Inc.                                                 500                       1,065
                                  +  Teledyne Technologies, Inc.                                  1,900                      55,917
                                  +  Transtechnology Corp.                                          300                       2,193
                                  +  Trimble Navigation Ltd.                                      3,000                      99,120
                                  +  Veeco Instruments, Inc.                                      2,100                      44,247
                                                                                                                       ------------
                                                                                                                            853,714
-----------------------------------------------------------------------------------------------------------------------------------
Air Transport - 0.4%              +  AAR Corp.                                                    1,900                      25,878
                                  +  AMR Corp.(f)                                                 9,900                     108,405
                                  +  ATA Holdings Corp.                                           1,500                       2,100
                                  +  Airtran Holdings, Inc.                                       3,500                      37,450
                                  +  Alaska Air Group, Inc.                                       1,500                      50,235
                                  +  America West Holdings Corp. Class B                          1,600                      10,528
                                  +  Aviall, Inc.                                                 1,800                      41,346
                                  +  Aviation General, Inc.                                       1,200                           0
                                  +  Continental Airlines, Inc. Class B(f)                        3,970                      53,754
                                  +  EGL, Inc.                                                    2,895                      86,531
                                  +  ExpressJet Holdings, Inc.                                    1,600                      20,608
                                  +  FLYi, Inc.                                                   2,700                       4,779
                                  +  Frontier Airlines, Inc.                                      2,100                      23,961
                                  +  Great Lakes Aviation Ltd.                                      700                         700
                                     Hawaiian Holdings, Inc.                                      3,802                      25,968
                                  +  JetBlue Airways Corp.                                        5,250                     121,905
                                  +  LMI Aerospace, Inc.                                            900                       4,869
                                  +  MAIR Holdings, Inc.                                          1,300                      11,960
                                  +  Mesa Air Group, Inc.                                         1,900                      15,086
                                  +  Midwest Air Group, Inc.                                        800                       2,328
                                  +  Northwest Airlines Corp.                                     5,100                      55,743
                                  +  Petroleum Helicopters Non-Voting Shares                        700                      17,010
                                  +  Pinnacle Airlines Corp.                                      1,300                      18,122
                                     Skywest, Inc.                                                3,500                      70,210
                                  +  UAL Corp.(f)                                                 4,705                       6,117
                                  +  Vanguard Airlines, Inc.                                        200                           0
                                                                                                                       ------------
                                                                                                                            815,593
-----------------------------------------------------------------------------------------------------------------------------------
Apparel - 1.0%                    +  Aeropostale, Inc.                                            2,650                      77,990
                                  +  Ashworth, Inc.                                               3,500                      38,115
                                     Bebe Stores, Inc.                                            5,100                     137,598
                                     Brown Shoe Co., Inc.                                         1,200                      35,796
                                     The Buckle, Inc.                                               700                      20,650
                                  +  Burke Mills, Inc.                                            1,400                       1,540
                                  +  Cache, Inc.                                                  2,100                      37,842
                                  +  Carter's, Inc.                                                 900                      30,591
                                     Cherokee, Inc.                                                 400                      14,112
                                  +  Columbia Sportswear Co.                                      2,500                     149,025
                                  +  DHB Industries, Inc.                                         3,400                      64,736
                                  +  Deckers Outdoor Corp.(f)                                     1,300                      61,087
                                     Escalade, Inc.                                                 600                       8,016
                                     Fab Industries, Inc.                                           200                         784
                                  +  Finlay Enterprises, Inc.                                       600                      11,874
                                  +  Fossil, Inc.                                                 4,817                     123,508
                                  +  GSI Commerce, Inc.                                           1,800                      32,004
                                     Guess ?, Inc.                                                1,600                      20,080
                                     Haggar Corp.                                                   300                       7,044
                                  +  Hampshire Group Ltd.                                           300                       9,451
                                  +  Hartmarx Corp.                                               2,100                      16,317
                                  +  JPS Industries, Inc.                                           400                       2,080
                                  +  The J Jill Group, Inc.                                       1,900                      28,291
                                  +  Jos A. Bank Clothiers, Inc.(f)                               1,625                      45,987
                                     Kellwood Co.                                                 1,600                      55,200
                                     Kenneth Cole Productions, Inc. Class A                       1,100                      33,946
                                     K-Swiss, Inc. Class A                                        2,600                      75,712
                                  +  Lacrosse Footwear, Inc.                                        500                       5,625
                                  +  Lakeland Financial Corp.                                       200                       7,940

Master Extended Market Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry++                           Common Stocks                                          Shares Held                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Apparel (concluded)               +  Magic Lantern Group, Inc.                                    1,000                $        450
                                  +  Marisa Christina, Inc.                                         900                         936
                                  +  Mossimo, Inc.                                                  800                       2,728
                                  +  Mothers Work, Inc.                                             300                       4,085
                                     Oshkosh B'Gosh, Inc. Class A                                   700                      14,980
                                     Oxford Industries, Inc.                                      1,500                      61,950
                                  +  Perry Ellis International, Inc.                              1,400                      28,490
                                     Phillips-Van Heusen                                          1,900                      51,300
                                  +  Phoenix Footwear Group, Inc.                                 1,000                       7,780
                                     Polo Ralph Lauren Corp.                                      3,800                     161,880
                                     Quaker Fabric Corp.                                          1,400                       7,840
                                  +  Quiksilver, Inc.                                             3,300                      98,307
                                  +  Rocky Shoes & Boots, Inc.                                    1,100                      32,670
                                     Russell Corp.                                                2,900                      56,492
                                  +  Skechers U.S.A., Inc. Class A                                2,300                      29,808
                                  +  Stage Stores, Inc.                                           1,700                      70,584
                                  +  Steven Madden Ltd.                                             800                      15,088
                                     Stride Rite Corp.                                            2,400                      26,808
                                     Superior Uniform Group, Inc.                                 1,500                      22,425
                                     Tandy Brands Accessories, Inc.                                 200                       2,850
                                  +  Timberland Co. Class A                                       2,000                     125,340
                                  +  Tropical Sportswear International Corp.                      3,300                         528
                                  +  Unifi, Inc.                                                  3,200                      12,256
                                  +  The Warnaco Group, Inc.                                      2,700                      58,320
                                     Weyco Group, Inc.                                              150                       6,644
                                     Wolverine World Wide, Inc.                                   2,400                      75,408
                                                                                                                       ------------
                                                                                                                          2,128,888
-----------------------------------------------------------------------------------------------------------------------------------
Banks - 5.7%                         ABC Bancorp                                                    600                      12,600
                                     Alabama National Bancorporation                                800                      51,600
                                     Ameriana Bancorp                                               200                       3,140
                                     American National Bankshares, Inc.                             400                       9,684
                                     Arrow Financial Corp.                                          432                      13,392
                                     Associated Banc-Corp                                         7,879                     261,662
                                     BCSB Bankcorp, Inc.                                          1,200                      20,100
                                     The Banc Corp.                                               4,700                      38,728
                                     Bancfirst Corp.                                                400                      31,592
                                  +  The Bancorp Inc.                                               460                       7,360
                                     Bancorpsouth, Inc.                                           3,600                      87,732
                                     Bank Mutual Corp.                                            2,500                      30,425
                                     Bank of Granite Corp.                                          525                      10,973
                                     Bank of Hawaii Corp.                                         3,600                     182,664
                                     Bank of the Ozarks, Inc.                                       700                      23,821
                                     BankAtlantic Bancorp, Inc. Class A                           3,400                      67,660
                                     Banknorth Group, Inc.                                        9,114                     333,572
                                     Bar Harbor Bankshares                                          200                       5,796
                                     Berkshire Hills Bancorp, Inc.                                  300                      11,145
                                     Boston Private Financial Holdings, Inc.                      2,600                      73,242
                                     BostonFed Bancorp, Inc.                                      1,100                      49,797
                                     Brookline Bancorp, Inc.                                      3,499                      57,104
                                     Bryn Mawr Bank Corp.                                           400                       8,796
                                     CFS Bancorp, Inc.                                              800                      11,416
                                     Camco Financial Corp.                                          500                       7,700
                                     Camden National Corp.                                          300                      11,823
                                     Capital Bank Corp.                                           1,100                      20,196
                                     Capital City Bank Group, Inc.                                  500                      20,900
                                     Capitol Bancorp Ltd.                                           420                      14,799
                                     Capitol Federal Financial                                    4,540                     163,440
                                     Carrollton Bancorp                                             210                       3,738
                                     Cascade Bancorp                                                900                      18,090
                                     Cavalry Bancorp, Inc.                                          400                       8,908
                                     Center Bancorp, Inc.                                           520                       6,817
                                  +  Central Coast Bancorp                                          502                      11,591
                                     Century Bancorp, Inc. Class A                                  300                       8,850
                                     Chemical Financial Corp.                                     1,060                      45,495
                                     Chittenden Corp.                                             2,233                      64,154
                                     Citizens Banking Corp.                                       3,300                     113,355
                                     Citizens South Banking Corp.                                 2,428                      34,623
                                     City Bank                                                      300                      10,710
                                     City Holding Co.                                             1,800                      65,232
                                     City National Corp.                                          2,600                     183,690
                                     Clifton Savings Bancorp, Inc.                                  980                      11,907
                                     CoBiz, Inc.                                                  1,250                      25,375
                                     The Colonial BancGroup, Inc.                                 7,155                     151,901
                                     Columbia Bancorp                                               400                      13,676
                                     Columbia Banking System, Inc.                                1,930                      48,231
                                     Comm Bancorp, Inc.                                             100                       4,050
                                     Commerce Bancorp, Inc.                                       3,060                     197,064
                                     Commerce Bancshares, Inc.                                    4,385                     220,127
                                     Commercial Bankshares, Inc.                                    356                      13,706

Master Extended Market Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry++                           Common Stocks                                          Shares Held                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Banks (continued)                    Commercial National Financial Corp.                            100                $      2,200
                                     Community Bank of Northern Virginia                            600                      10,800
                                     Community Bank System, Inc.                                  1,600                      45,200
                                     Community Banks, Inc.                                          488                      13,742
                                     Community Trust Bancorp, Inc.                                  880                      28,477
                                     Corus Bankshares, Inc.                                       1,500                      72,015
                                     Cullen/Frost Bankers, Inc.                                   3,440                     167,184
                                     Doral Financial Corp.                                        6,750                     332,437
                                     EFC Bancorp, Inc.                                              900                      23,391
                                     East-West Bancorp, Inc.                                      3,690                     154,832
                                     Exchange National Bancshares, Inc.                             250                       7,218
                                     FFLC Bancorp, Inc.                                             350                      12,285
                                     FNB Corp.                                                      300                       5,721
                                     FNB Corp.                                                    2,769                      56,377
                                     FNB Corp.                                                      300                       8,508
                                     FNB Financial Services Corp.                                 1,125                      25,650
                                     Farmers Capital Bank Corp.                                     300                      12,282
                                  +  Fidelity Federal Bancorp                                     1,200                       2,232
                                     Financial Institutions, Inc.                                   100                       2,325
                                     First Bancorp                                                1,950                     123,844
                                     First Bancorp                                                  600                      16,302
                                     First Busey Corp.                                              750                      15,653
                                  +  First Cash Financial Services, Inc.                          1,800                      48,078
                                     First Charter Corp.                                            700                      18,319
                                     First Citizens BancShares, Inc. Class A                        600                      88,950
                                     First Commonwealth Financial Corp.                           3,200                      49,248
                                     First Federal Bancorp, Inc.                                    400                       5,280
                                     First Federal Bancshares of Arkansas, Inc.                   1,200                      26,268
                                     First Financial Bancorp                                      1,710                      29,925
                                     First Financial Bankshares, Inc.                               350                      15,683
                                     First Financial Service Corp.                                  270                       6,988
                                     First M&F Corp.                                                300                      10,155
                                     First Merchants Corp.                                          115                       3,254
                                     First Midwest Bancorp, Inc.                                  2,175                      78,931
                                     First Mutual Bancshares, Inc.                                1,210                      30,637
                                     First National Bankshares of Florida, Inc.                   3,052                      72,943
                                     First Niagara Financial Group, Inc.                          4,966                      69,276
                                     First Oak Brook Bancshares, Inc.                               450                      14,584
                                     The First of Long Island Corp.                                 200                       9,956
                                     First Republic Bank                                            800                      42,400
                                     First South Bancorp, Inc.                                      400                      10,256
                                     First State Bancorporation                                   1,200                      44,112
                                     FirstBank NW Corp.                                             542                      15,398
                                     FirstMerit Corp.                                             4,900                     139,601
                                     Flag Financial Corp.                                           500                       7,565
                                  +  Franklin Bank Corp.                                          1,500                      27,375
                                     Frontier Financial Corp.                                       400                      15,444
                                     Foothill Independent Bancorp                                   400                       9,392
                                     Fulton Financial Corp.                                       7,951                     185,338
                                     German American Bancorp                                        561                       9,032
                                     Gold Banc Corp., Inc.                                        3,900                      57,018
                                     Great Southern Bancorp, Inc.                                   600                      21,000
                                     Greater Bay Bancorp                                          3,764                     104,940
                                     Greater Community Bancorp                                      435                       7,143
                                     Hancock Holding Co.                                          1,500                      50,190
                                     Hanmi Financial Corp.                                        2,478                      89,059
                                     Harbor Florida Bancshares, Inc.                              1,400                      48,454
                                     Harleysville National Corp.                                  1,541                      40,991
                                  +  Heritage Commerce Corp.                                        700                      13,314
                                     Hibernia Corp. Class A                                       9,200                     271,492
                                     Home Federal Bancorp                                         1,200                      30,263
                                     Horizon Financial Corp.                                        500                      10,290
                                     Hudson City Bancorp, Inc.                                   11,820                     435,212
                                     Hudson United Bancorp                                        3,440                     135,467
                                     Independent Bank Corp.                                         800                      27,000
                                     Integra Bank Corp.                                           1,000                      23,110
                                     Interchange Financial Services Corp.                           650                      16,848
                                     Irwin Financial Corp.                                        1,500                      42,585
                                     Jefferson Bancshares, Inc.                                   2,500                      32,875
                                     LSB Bancshares, Inc.                                           500                       8,375
                                     MASSBANK Corp.                                                 250                       9,363
                                     Main Street Banks, Inc.                                      1,000                      34,930
                                     MainSource Financial Group, Inc.                               363                       8,676
                                     Mercantile Bankshares Corp.                                  5,077                     265,019
                                     Merchants Bancshares, Inc.                                     350                      10,150
                                     Mid-State Bancshares                                         1,400                      40,110
                                     Midwest Banc Holdings, Inc.                                  1,000                      21,870
                                     MutualFirst Financial, Inc.                                    300                       7,305
                                     NBT Bancorp, Inc.                                            1,360                      34,979

Master Extended Market Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry++                           Common Stocks                                          Shares Held                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Banks (continued)                    NSD Bancorp, Inc.                                              120                $      4,356
                                     Nara Bancorp, Inc.                                           2,900                      61,683
                                     National Penn Bancshares, Inc.                                 787                      21,800
                                     Netbank, Inc.                                                2,900                      30,189
                                     North Valley Bancorp                                         1,500                      29,145
                                     Northern States Financial Corp.                                300                       8,895
                                     Norwood Financial Corp.                                        150                       5,302
                                     OceanFirst Financial Corp.                                     700                      17,255
                                     Ohio Valley Banc Corp.                                         700                      22,750
                                     Old National Bancorp                                         4,126                     106,698
                                     Old Second Bancorp, Inc.                                       800                      25,504
                                     Omega Financial Corp.                                          546                      18,720
                                     Oriental Financial Group                                     1,295                      36,653
                                     PFF Bancorp, Inc.                                            1,640                      75,981
                                     Pamrapo Bancorp, Inc.                                        1,000                      24,730
                                     Park National Corp.                                            630                      85,365
                                     Parkvale Financial Corp.                                       300                       8,637
                                     Peapack Gladstone Financial Corp.                              363                      11,453
                                     Pennfed Financial Services, Inc.                               800                      12,864
                                     Peoples Bancorp                                                200                       4,250
                                     Peoples Bancorp, Inc.                                          595                      16,321
                                     Peoples Bancorp of North Carolina, Inc.                        200                       3,854
                                     Peoples Banctrust Co., Inc.                                  1,120                      17,965
                                     People's Bank                                                5,342                     207,750
                                     Peoples Financial Corp.                                      1,200                      21,444
                                     Popular, Inc.                                               16,600                     478,578
                                     PrivateBancorp, Inc.                                         2,000                      64,460
                                     Prosperity Bancshares, Inc.                                  1,100                      32,131
                                     Provident Bancorp, Inc.                                      2,603                      34,334
                                     Provident Bankshares Corp.                                   2,856                     103,873
                                     Provident Financial Hldgs.                                     400                      11,540
                                     Provident Financial Services, Inc.                             589                      11,409
                                     Republic Bancorp, Inc. Class A                                 975                      25,058
                                     Republic Bancorp, Inc.                                       3,330                      50,882
                                     Riggs National Corp.                                         2,940                      62,504
                                     Royal Bancshares of Pennsylvania Class A                       535                      14,442
                                  +  S1 Corp.                                                     6,000                      54,360
                                     S&T Bancorp, Inc.                                            1,500                      56,535
                                     SY Bancorp, Inc.                                               200                       4,820
                                     Sandy Spring Bancorp, Inc.                                     650                      24,915
                                     Savannah Bancorp, Inc.                                         151                       4,046
                                     Seacoast Banking Corp. of Florida                              870                      19,358
                                     Shore Bancshares, Inc.                                         300                      10,836
                                  +  Signature Bank                                                 600                      19,416
                                  +  Silicon Valley Bancshares                                    2,275                     101,966
                                     Simmons First National Corp. Class A                           400                      11,580
                                     Sky Financial Group, Inc.                                    5,504                     157,800
                                     The South Financial Group, Inc.                              6,055                     196,969
                                     Southwest Bancorp, Inc.                                        700                      17,136
                                     Southwest Bancorp of Texas, Inc.                             4,000                      93,160
                                     Southwest Georgia Financial Corp.                              132                       2,970
                                     State Bancorp, Inc.                                            438                      12,045
                                     State Financial Services Corp. Class A                         400                      12,040
                                     Sterling Bancshares, Inc.                                    3,950                      56,367
                                     Suffolk Bancorp                                                700                      24,381
                                     Summit Bancshares, Inc.                                        400                      15,000
                                  +  Sun Bancorp, Inc.                                              798                      19,934
                                     SunTrust Banks, Inc.                                             1                          57
                                     Susquehanna Bancshares, Inc.                                 1,972                      49,201
                                     TCF Financial Corp.                                          8,890                     285,725
                                     Texas Regional Bancshares, Inc. Class A                      2,925                      95,589
                                     Tompkins Trustco, Inc.                                         440                      23,536
                                     Trico Bancshares                                               900                      21,060
                                     Trustco Bank Corp.                                           3,960                      54,608
                                     Trustmark Corp.                                              3,000                      93,210
                                     UCBH Holdings, Inc.                                          3,375                     154,643
                                     UMB Financial Corp.                                          1,310                      74,225
                                     U.S.B Holding Co., Inc.                                        838                      20,864
                                     Umpqua Holdings Corp.                                        4,936                     124,437
                                     Union Bankshares Corp.                                         400                      15,372
                                     UnionBanCal Corp.                                            8,900                     573,872
                                     United Bancorp, Inc.                                           279                       4,115
                                     United Bankshares, Inc.                                      3,400                     129,710
                                     United Community Financial Corp.                             1,632                      18,278
                                     Unizan Financial Corp.                                       1,232                      32,463
                                     Vail Banks, Inc.(f)                                          1,200                      15,600
                                     Valley National Bancorp                                      5,248                     145,107
                                  +  Virginia Commerce Bancorp                                    1,625                      46,020
                                     WSFS Financial Corp.                                           500                      30,160

Master Extended Market Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry++                           Common Stocks                                          Shares Held                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Banks (concluded)                    Washington Trust Bancorp, Inc.                                 800                $     23,448
                                     WesBanco, Inc.                                               1,200                      38,364
                                     West Coast Bancorp                                             800                      20,328
                                     Westamerica Bancorporation                                   1,800                     104,958
                                     Westcorp                                                     3,121                     143,348
                                     Whitney Holding Corp.                                        2,550                     114,725
                                     Wilmington Trust Corp.                                       3,900                     140,985
                                     Wintrust Financial Corp.                                     1,650                      93,984
                                     Yardville National Bancorp                                   1,600                      54,816
                                                                                                                       ------------
                                                                                                                         12,452,457
-----------------------------------------------------------------------------------------------------------------------------------
Business Machines - 2.2%          +  3Com Corp.                                                  21,790                      90,864
                                  +  3D Systems Corp.                                               600                      12,030
                                  +  ActivCard Corp.                                              3,700                      32,930
                                  +  Adaptec, Inc.                                                9,400                      71,346
                                  +  Advanced Digital Information Corp.                           5,200                      52,104
                                     American Software Class A                                    3,400                      20,502
                                     Analogic Corp.                                               1,400                      62,706
                                  +  Applied Films Corp.                                            900                      19,404
                                  +  Arbitron, Inc.                                               2,500                      97,950
                                  +  Artesyn Technologies, Inc.                                   3,100                      35,030
                                  +  Ascential Software Corp.                                     4,190                      68,339
                                  +  Avici Systems, Inc.                                          1,915                      17,331
                                  +  Avocent Corp.                                                2,700                     109,404
                                  +  BEA Systems, Inc.                                           25,340                     224,512
                                     Black Box Corp.                                              1,400                      67,228
                                  +  Borland Software Corp.                                       4,800                      56,064
                                  +  Brooktrout, Inc.                                             2,100                      25,221
                                     California First National Bancorp                              600                       7,494
                                  +  Communication Intelligence                                     700                         416
                                  +  Computer Horizons Corp.                                      1,900                       7,239
                                  +  Concurrent Computer Corp.                                    3,900                      11,154
                                  +  Convera Corp.                                                2,100                       9,786
                                  +  CoSine Communications, Inc.                                    410                       1,140
                                  +  Cray, Inc.                                                   5,100                      23,766
                                  +  Crossroads Systems, Inc.                                     1,100                       1,607
                                     Diebold, Inc.                                                4,100                     228,493
                                  +  Digital Lightwave, Inc.(f)                                   3,600                       4,716
                                  +  Enterasys Networks, Inc.                                    12,600                      22,680
                                  +  Exabyte Corp.                                                  300                         123
                                  +  Extended Systems, Inc.                                         100                         246
                                     Fair Isaac Corp.                                             4,051                     148,591
                                  +  Flow International Corp.                                       900                       2,691
                                  +  Foundry Networks, Inc.                                       8,300                     109,228
                                  +  General Binding Corp.                                          500                       6,570
                                  +  Hanger Orthopedic Group, Inc.                                2,900                      23,490
                                  +  Hypercom Corp.                                               3,000                      17,760
                                     IKON Office Solutions, Inc.                                  9,200                     106,352
                                  +  Imagistics International, Inc.                                 900                      30,294
                                  +  Immersion Corp.                                                200                       1,458
                                  +  Input/Output, Inc.                                           4,900                      43,316
                                  +  Integrated Device Technology, Inc.                           4,900                      56,644
                                  +  Intergraph Corp.                                             3,016                      81,221
                                  +  Interland, Inc.                                              3,250                      10,627
                                  +  InterVoice, Inc.                                             1,900                      25,365
                                  +  Iomega Corp.                                                 3,060                      16,952
                                  +  Island Pacific, Inc.(f)                                      6,800                       3,264
                                  +  Juniper Networks, Inc.                                      32,747                     890,391
                                  +  LTX Corp.                                                    2,800                      21,532
                                  +  Lantronix, Inc.                                              2,100                       2,121
                                  +  MIPS Technologies, Inc.                                      2,000                      19,700
                                  +  MSC.Software Corp.                                           1,300                      13,611
                                  +  MTI Technology Corp.                                           200                         536
                                  +  Maxtor Corp.                                                13,412                      71,084
                                  +  McData Corp.                                                 5,000                      29,800
                                  +  Media 100, Inc.                                                200                           1
                                     Microchip Technology, Inc.                                  10,949                     291,900
                                  +  Micromuse, Inc.                                              4,700                      26,085
                                  +  Micros Systems, Inc.                                         1,700                     132,702
                                  +  Napster Inc. (f)                                             5,000                      47,000
                                  +  Network Engines, Inc.                                        7,500                      20,925
                                  +  Omnicell, Inc.                                                 500                       5,500
                                  +  PTEK Holdings, Inc.                                          3,385                      36,253
                                  +  PalmOne, Inc.(f)                                             2,963                      93,483
                                  +  Procom Technology, Inc.                                        100                         215
                                  +  Pure World, Inc.                                             1,300                       2,002
                                  +  Sandisk Corp.                                                9,090                     226,977
                                  +  Scansource, Inc.                                               600                      37,296
                                  +  Scientific Technologies, Inc.                                  300                       1,266
                                  +  Sigma Designs, Inc.(f)                                       3,300                      32,782

Master Extended Market Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry++                           Common Stocks                                          Shares Held                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Business Machines (concluded)     +  Silicon Graphics, Inc.(f)                                   15,600                $     26,988
                                  +  Storage Technology Corp.                                     5,800                     183,338
                                  +  SumTotal Systems, Inc.                                         445                       2,314
                                  +  Sybase, Inc.                                                 5,655                     112,817
                                  +  Tech Data Corp.                                              1,300                      59,020
                                  +  Titan Corp.                                                  6,000                      97,200
                                     Total System Services, Inc.                                 11,100                     269,730
                                  +  Transact Technologies, Inc.                                    940                      20,078
                                  +  Trans-Industries, Inc.                                         100                         206
                                  +  Visual Networks, Inc.                                        1,300                       4,498
                                  +  Vitria Technology, Inc.                                      2,075                       8,736
                                  +  White Electronic Designs Corp.                               3,100                      19,623
                                                                                                                       ------------
                                                                                                                          4,873,358
-----------------------------------------------------------------------------------------------------------------------------------
Business Services -11.6%          +  @Road Inc.                                                   4,900                      33,859
                                  +  24/7 Real Media, Inc.                                        1,940                       8,517
                                  +  4Kids Entertainment, Inc.                                      600                      12,612
                                     ABM Industries, Inc.                                         2,900                      57,188
                                  +  AMN Healthcare Services, Inc.                                1,720                      27,365
                                  +  Accrue Software, Inc.                                          300                           0
                                  +  Actuate Corp.                                                3,700                       9,435
                                  +  Adept Technology, Inc.                                         200                         288
                                  +  Administaff, Inc.                                            1,800                      22,698
                                  +  Advent Software, Inc.                                        2,500                      51,200
                                  +  The Advisory Board Co.                                         900                      33,192
                                     Advo, Inc.                                                   1,800                      64,170
                                  +  Aether Systems, Inc.                                         2,600                       8,710
                                  +  Affymetrix, Inc.                                             3,560                     130,118
                                  +  Agile Software Corp.                                         3,100                      25,327
                                  +  Akamai Technologies, Inc.                                    8,000                     104,240
                                  +  Aksys Ltd.(f)                                                1,800                      10,008
                                  +  Alliance Data Systems Corp.                                  4,000                     189,920
                                  +  The Allied Defense Group, Inc.                               1,000                      22,250
                                  +  Alteon, Inc.                                                 2,500                       3,275
                                  +  Altiris, Inc.                                                1,600                      56,688
                                     Ambassadors Group, Inc.                                        300                      10,683
                                     Ambassadors International, Inc.                                600                       9,438
                                  +  America Online Latin America, Inc. Class A                  15,500                      11,470
                                     American Ecology Corp.                                       1,460                      17,520
                                  +  American Independence Corp.                                     48                         701
                                  +  American Superconductor Corp.                                1,100                      16,379
                                  +  Analysts International Corp.                                   200                         800
                                  +  Ansoft Corp.                                                   500                      10,100
                                  +  answerthink, Inc.                                            2,400                      11,184
                                  +  Ansys, Inc.                                                  2,800                      89,768
                                  +  Anteon International Corp.                                   1,400                      58,604
                                  +  aQuantive, Inc.                                              4,545                      40,632
                                     Aramark Corp.                                                7,690                     203,862
                                  +  Arena Pharmaceuticals, Inc.                                  3,340                      22,345
                                  +  Ariba, Inc.                                                  3,654                      60,656
                                  +  Art Technology Group, Inc.                                   8,571                      12,856
                                  +  Artemis International Solutions Corp.                           12                          35
                                  +  Ask Jeeves                                                   3,460                      92,555
                                  +  Aspen Technology, Inc.                                       4,000                      24,840
                                  +  Atari Inc.                                                   8,600                      25,198
                                  +  Authentidate Holding Corp.                                   1,900                      11,761
                                  +  The BISYS Group, Inc.                                        5,600                      92,120
                                  +  Bankrate, Inc.                                                 900                      12,465
                                  +  Baran Group Ltd.                                               102                         592
                                  +  Barrett Business Services                                      400                       5,512
                                  +  BearingPoint, Inc.                                           9,900                      79,497
                                  +  Bestway, Inc.                                                  300                       3,450
                                  +  BindView Development Corp.                                   7,300                      31,755
                                  +  Blue Coat Systems, Inc.                                      1,070                      19,913
                                  +  Blue Martini Software, Inc.                                  1,400                       3,767
                                  +  Bottomline Technologies, Inc.                                  100                       1,449
                                     Bowne & Co., Inc.                                            2,100                      34,146
                                  +  Bright Horizons Family Solutions, Inc.                         700                      45,332
                                     The Brink's Co.                                              3,300                     130,416
                                  +  BroadVision, Inc.(f)                                         1,988                       5,487
                                  +  Brocade Communications Systems, Inc.                        15,400                     117,656
                                  +  Bsquare Corp.                                                4,600                       6,854
                                  +  CACI International, Inc. Class A                             1,700                     115,821
                                     CDI Corp.                                                    1,200                      25,656
                                     CDW Corp.                                                    4,845                     321,466
                                  +  CSG Systems International                                    3,865                      72,275
                                  +  Career Education Corp.                                       5,668                     226,720
                                  +  Carreker Corp.                                               1,400                      12,040
                                     Cascade Corp.                                                1,500                      59,925
                                  +  Casella Waste Systems, Inc.                                  1,100                      16,104

Master Extended Market Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry++                           Common Stocks                                          Shares Held                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Business Services (continued)        Catalina Marketing Corp.                                     2,200                $     65,186
                                  +  Catapult Communications Corp.                                  500                      12,080
                                  +  Cell Genesys, Inc.                                           3,550                      28,755
                                  +  Centra Software, Inc.                                        1,000                       2,340
                                  +  Century Business Services, Inc.                              4,545                      19,816
                                     Cerbco, Inc. Class A                                           500                       4,875
                                  +  Ceridian Corp.                                               8,400                     153,552
                                  +  Cerner Corp.                                                 1,400                      74,438
                                     Certegy, Inc.                                                3,600                     127,908
                                  +  Charles River Associates, Inc.                               1,400                      65,478
                                  +  Checkfree Corp.                                              4,790                     182,403
                                  +  ChoicePoint, Inc.                                            5,333                     245,265
                                  +  Chordiant Software, Inc.                                     4,100                       9,348
                                  +  Ciber, Inc.                                                  3,800                      36,632
                                  +  Clarus Corp.                                                   200                       1,800
                                  +  Clean Harbors, Inc.                                          2,400                      36,192
                                  +  Click Commerce, Inc.                                         2,200                      35,354
                                  +  Closure Medical Corp.                                          800                      15,600
                                  +  Cognizant Technology Solutions Corp.                         7,400                     313,242
                                  +  Commerce One, Inc.(f)                                        4,960                         893
                                     Computer Programs & Systems, Inc.                              500                      11,575
                                  +  Concord Communications, Inc.                                 1,090                      12,077
                                  +  Concur Technologies, Inc.                                    1,900                      16,929
                                  +  Connetics Corp.                                              2,100                      51,009
                                  +  Copart, Inc.                                                 5,250                     138,180
                                  +  Corillian Corp.                                              2,200                      10,824
                                  +  Corinthian Colleges, Inc.                                    7,035                     132,574
                                  +  Corio, Inc.                                                    400                         772
                                  +  Cornell Cos., Inc.                                             700                      10,626
                                     Corporate Executive Board Co.                                2,800                     187,432
                                  +  CoStar Group, Inc.                                           1,100                      50,798
                                     Courier Corp.                                                  225                      11,682
                                  +  Covansys Corp.                                               1,400                      21,420
                                  +  Critical Path, Inc.                                            225                         331
                                  +  Cross Country Healthcare, Inc.                               3,100                      56,048
                                  +  CuraGen Corp.                                                2,300                      16,468
                                  +  Cybersource Corp.                                            3,700                      26,455
                                  +  DSL.Net, Inc.                                                1,000                         220
                                  +  DST Systems, Inc.                                            5,200                     271,024
                                  +  Datastream Systems, Inc.                                     1,200                       8,316
                                  +  Deltathree, Inc. Class A                                       100                         329
                                  +  Dendrite International, Inc.                                 2,100                      40,740
                                  +  DeVry, Inc.                                                  4,100                      71,176
                                  +  Digimarc Corp.                                               1,200                      11,184
                                  +  Digital Generation Systems                                   4,400                       5,500
                                  +  Digital Impact, Inc.                                           200                         284
                                  +  Digital Insight Corp.                                        2,500                      46,000
                                  +  Digital River, Inc.                                          1,400                      58,254
                                  +  Digitas, Inc.                                                3,279                      31,314
                                  +  Discovery Partners International, Inc.                       1,200                       5,700
                                  +  Diversa Corp.                                                2,300                      20,102
                                  +  DocuCorp International, Inc.                                 2,500                      23,750
                                  +  Dot Hill Systems Corp.                                       3,900                      30,576
                                  +  DoubleClick, Inc.                                            7,200                      56,016
                                  +  Dun & Bradstreet Corp.                                       4,200                     250,530
                                  +  Dyax Corp.                                                   3,000                      21,660
                                  +  E-Loan, Inc.                                                 5,000                      16,900
                                  +  EPIQ Systems, Inc.                                           1,100                      16,104
                                  +  EVCI Career Colleges Holding Corp.                           1,775                      16,969
                                  +  Earthlink, Inc.                                              9,600                     110,592
                                  +  EasyLink Services Corp. Class A                                 50                          72
                                  +  Echelon Corp.                                                2,500                      21,100
                                  +  Eclipsys Corp.                                               2,500                      51,075
                                  +  eCollege.com, Inc.                                           2,300                      26,128
                                  +  Education Management Corp.                                   4,200                     138,642
                                  +  eFunds Corp.                                                 3,100                      74,431
                                  +  Egain Communications Corp.                                      20                          19
                                  +  eLoyalty Corp.                                                  40                         235
                                  +  Embarcadero Technologies, Inc.                               1,100                      10,351
                                  +  Encysive Pharmaceuticals, Inc.                               3,100                      30,783
                                  +  eMerge Interactive, Inc. Class B(f)                          9,400                      14,946
                                  +  Ener1, Inc.                                                  3,600                       2,736
                                  +  Entrust, Inc.                                                  600                       2,274
                                  +  Epicor Software Corp.                                        2,900                      40,861
                                  +  E.piphany, Inc.                                              4,650                      22,459
                                  +  eResearch Technology, Inc.                                   2,875                      45,569
                                  +  Euronet Worldwide, Inc.                                      2,545                      66,221
                                  +  Evolve Software, Inc.                                          102                           0

Master Extended Market Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry++                           Common Stocks                                          Shares Held                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Business Services (continued)     +  Evolving Systems, Inc.                                       3,200                $     14,368
                                  +  Exchange Applications, Inc.                                     13                           0
                                  +  Exelixis, Inc.                                               3,800                      36,100
                                  +  Exponent, Inc.                                                 700                      19,243
                                  +  F5 Networks, Inc.                                            2,100                     102,312
                                  +  FTI Consulting, Inc.                                         2,050                      43,193
                                     Factset Research Systems, Inc.                               1,700                      99,348
                                  +  Falcon Products, Inc.                                          300                          63
                                  +  FalconStor Software, Inc.(f)                                 2,800                      26,796
                                  +  Fargo Electronics, Inc.                                        800                      11,991
                                     Federal Agricultural Mortgage Corp. Class A                    900                      15,480
                                  +  Filenet Corp.                                                3,005                      77,409
                                  +  FindWhat.com                                                 1,700                      30,141
                                  +  First Consulting Group, Inc.                                 1,500                       9,165
                                  +  Five Star Quality Care, Inc.                                     8                          68
                                  +  Forrester Research, Inc.                                     1,200                      21,528
                                  +  Franklin Covey Co.                                             800                       1,952
                                     G&K Services, Inc. Class A                                   1,800                      78,156
                                     GTECH Holdings Corp.                                         6,400                     166,080
                                  +  GTSI Corp.                                                   1,700                      17,867
                                  +  Gaiam, Inc.                                                    460                       2,829
                                  +  Gartner, Inc. Class B                                        2,600                      31,954
                                  +  Genaissance Pharmaceuticals                                    900                       1,917
                                  +  Genencor International, Inc.                                 2,200                      36,080
                                  +  General Magic, Inc.                                             35                           -
                                  +  Gentiva Health Services, Inc.                                2,900                      48,488
                                  +  The Geo Group, Inc.                                            600                      15,948
                                  +  Geoworks Corp.                                                 200                           8
                                     Gevity HR, Inc.                                              1,600                      32,896
                                  +  Gliatech, Inc.                                                 100                           -
                                  +  Global Imaging Systems, Inc.                                 2,000                      79,000
                                     Global Payments, Inc.                                        2,360                     138,154
                                  +  Google, Inc.                                                16,300                   3,147,530
                                     Grey Global Group, Inc.                                         79                      86,899
                                  +  Harris Interactive, Inc.                                     3,400                      26,860
                                     Harte-Hanks, Inc.                                            4,100                     106,518
                                  +  Heidrick & Struggles International, Inc.                     1,800                      61,686
                                  +  Hewitt Associates, Inc. Class A                              6,220                     199,102
                                  +  Hudson Highland Group, Inc.                                  1,200                      34,560
                                  +  Hyperion Solutions Corp.                                     1,953                      91,049
                                  +  IAC/InterActiveCorp                                         41,472                   1,145,457
                                  +  ICT Group, Inc.                                                800                       7,769
                                  +  ID Systems, Inc.                                             1,500                      27,990
                                  +  IDT Corp. Class B                                              800                      12,384
                                  +  IDX Systems Corp.                                            1,400                      48,244
                                  +  IPIX Corp.(f)                                                1,580                       9,164
                                  +  ITT Educational Services, Inc.                               3,110                     147,881
                                  +  Icoria, Inc.                                                 1,300                         819
                                  +  Identix, Inc.                                                6,390                      47,158
                                  +  iGate Corp.                                                  2,100                       8,505
                                  +  I-many, Inc.                                                 2,800                       4,200
                                  +  The Immune Response Corp.                                      350                         560
                                  +  Indus International, Inc.                                    1,400                       2,995
                                  +  InFocus Corp.                                                3,900                      35,724
                                  +  Infonet Services Corp. Class B                               7,700                      15,554
                                  +  Informatica Corp.                                            3,200                      25,984
                                  +  Information Architects Corp.                                    26                           3
                                  +  Inforte Corp.                                                2,700                      21,276
                                  +  Infospace, Inc.                                              1,840                      87,492
                                  +  infoUSA, Inc.                                                1,300                      14,547
                                  +  Innovative Solutions & Support, Inc.                         1,595                      53,209
                                  +  Insurance Auto Auctions, Inc.                                  700                      15,694
                                  +  Insweb Corp.                                                    83                         228
                                     Integral Systems, Inc.                                         600                      11,670
                                  +  Integrated Alarm Services Group, Inc.(f)                     3,700                      20,239
                                  +  Intelligroup, Inc.                                           3,800                       4,560
                                  +  Intellisync Corp.(f)                                         4,000                       8,160
                                  +  Interactive Intelligence, Inc.                                 600                       2,700
                                  +  Internap Network Services Corp.                             15,800                      14,694
                                  +  Internet Security Systems                                    2,500                      58,125
                                  +  Intersections, Inc.                                            100                       1,725
                                  +  Interwoven, Inc.                                             2,800                      30,464
                                  +  Intevac, Inc.                                                1,200                       9,072
                                  +  Intrado, Inc.                                                  900                      10,890
                                  +  Intrusion, Inc.                                                 25                          69
                                  +  Invitrogen Corp.                                             3,300                     221,529
                                  +  Iron Mountain, Inc.                                          7,950                     242,395

Master Extended Market Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry++                           Common Stocks                                          Shares Held                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Business Services (continued)     +  iVillage, Inc.                                               1,400                $      8,652
                                  +  JDA Software Group, Inc.                                     2,900                      39,498
                                     Jack Henry & Associates, Inc.                                5,100                     101,541
                                  +  Jacobs Engineering Group, Inc.                               3,385                     161,769
                                     John H Harland Co.                                           1,700                      61,370
                                  +  Jupitermedia Corp.                                           2,600                      61,828
                                  +  Kana Software, Inc.                                          1,821                       3,442
                                  +  Keane, Inc.                                                  3,636                      53,449
                                  +  Keith Cos., Inc.                                               100                       1,739
                                     Kelly Services, Inc. Class A                                 2,000                      60,360
                                  +  Keynote Systems, Inc.                                          500                       6,960
                                  +  Kforce, Inc.                                                 1,870                      20,757
                                  +  Kinder Morgan Management LLC                                 2,487                     101,221
                                  +  Knology, Inc.                                                  400                       1,564
                                  +  Korn/Ferry International                                     3,000                      62,250
                                  +  Kronos, Inc.                                                 1,875                      95,869
                                  +  LQ Corp., Inc.                                                  42                          75
                                  +  Labor Ready, Inc.                                            2,500                      42,300
                                  +  Lamar Advertising Co. Class A                                5,507                     235,589
                                  +  Laureate Education, Inc.                                     3,400                     149,906
                                  +  Lawson Software, Inc.                                        3,300                      22,671
                                  +  Layne Christensen Co.                                        2,000                      36,300
                                  +  Learning Care Group, Inc.                                      300                         951
                                  +  Learning Tree International, Inc.                            1,000                      13,400
                                  +  Level 8 Systems, Inc.                                          100                          13
                                  +  Lightbridge, Inc.                                            2,219                      13,403
                                  +  Lionbridge Technologies                                      2,800                      18,816
                                  +  Looksmart                                                    6,410                      14,038
                                  +  Loudeye Corp.                                               11,000                      22,550
                                  +  Luminex Corp.                                                1,200                      10,656
                                  +  Lydall, Inc.                                                 1,000                      11,860
                                  +  MAXIMUS, Inc.                                                  900                      28,008
                                  +  MPS Group, Inc.                                              4,600                      56,396
                                  +  MPW Industrial Services Group, Inc.                            800                       2,032
                                  +  MRO Software, Inc.                                           1,300                      16,926
                                  +  Macrovision Corp.                                            2,690                      69,187
                                  +  Magma Design Automation, Inc.                                2,040                      25,622
                                  +  Management Network Group, Inc.                               3,900                       9,165
                                  +  Manhattan Associates, Inc.                                   1,500                      35,820
                                     Manpower, Inc.                                               3,216                     155,333
                                  +  Mantech International Corp. Class A                          1,895                      44,987
                                  +  Manugistics Group, Inc.                                      4,900                      14,063
                                  +  Mapinfo Corp.                                                1,200                      14,376
                                  +  Marchex, Inc. Class B                                          400                       8,400
                                  +  MarketWatch, Inc.                                              900                      16,200
                                  +  Matria Healthcare, Inc.                                      1,325                      51,768
                                  +  Matrixone, Inc.                                              2,900                      18,995
                                  +  Maxygen, Inc.                                                1,600                      20,464
                                  +  McAfee, Inc.                                                 9,477                     274,170
                                  +  Mechanical Technology, Inc.                                  4,100                      25,211
                                  +  Medical Staffing Network Holdings, Inc.                      1,800                      14,742
                                  +  Mentor Graphics Corp.                                        4,100                      62,689
                                  +  Merge Technologies, Inc.                                       800                      17,792
                                  +  Meta Group, Inc.                                               100                         980
                                  +  MetaSolv, Inc.                                               1,900                       5,035
                                  +  Metro One Telecommunications(f)                              3,700                       5,883
                                  +  Michael Baker Corp.                                            400                       7,840
                                  +  MicroStrategy, Inc. Class A                                  1,390                      83,748
                                  +  Microvision, Inc.(f)                                         1,300                       9,100
                                  +  Millennium Cell, Inc.                                        3,700                       4,625
                                  +  Mindspeed Technologies, Inc.                                 5,966                      16,585
                                  +  Miravant Medical Technologies                                2,800                       2,744
                                  +  Moldflow Corp.                                                 400                       6,360
                                     MoneyGram International, Inc.                                5,100                     107,814
                                  +  NAVTEQ Corp.                                                 3,300                     152,988
                                  +  NCO Group, Inc.                                              1,837                      47,486
                                     NDCHealth Corp.                                              2,200                      40,898
                                  +  NIC, Inc.                                                    3,200                      16,256
                                  +  NMS Communications Corp.                                     1,400                       8,834
                                  +  NMT Medical, Inc.                                              900                       4,455
                                  +  NVE Corp.(f)                                                   800                      22,240
                                  +  NYFIX, Inc.                                                  1,900                      11,761
                                  +  Nassda Corp.                                                 1,600                      11,040
                                     National Instruments Corp.                                   4,500                     122,625
                                  +  Natural Health Trends Corp.                                    240                       2,640
                                     Nautilus Group, Inc.                                         2,000                      48,340
                                  +  Navigant Consulting, Inc.                                    2,700                      71,820
                                  +  Navisite, Inc.                                                  13                          34
                                  +  NeighborCare, Inc.                                           3,100                      95,232
                                  +  Neoforma, Inc.                                               1,220                       9,382

Master Extended Market Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry++                           Common Stocks                                          Shares Held                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Business Services (continued)     +  Neon Systems, Inc.                                             100                $        356
                                  +  NeoRx Corp.                                                    200                         418
                                  +  Net Perceptions, Inc.                                          400                         296
                                  +  NetFlix, Inc.(f)                                             3,820                      47,101
                                  +  Netguru, Inc.                                                  100                         133
                                  +  NetIQ Corp.                                                  2,796                      34,139
                                  +  Netmanage, Inc.                                                 57                         368
                                  +  Netratings, Inc.                                             1,900                      36,423
                                  +  Netscout Systems, Inc.                                         200                       1,396
                                  +  NetSol Technologies, Inc.                                       20                          53
                                  +  New Century Equity Holdings Corp.                              200                          60
                                  +  New Frontier Media, Inc.                                     3,000                      23,757
                                  +  New Horizons Worldwide, Inc.                                   400                       2,244
                                  +  Niku Corp.                                                      60                       1,210
                                  +  Nuance Communications, Inc.                                  2,100                       8,694
                                  +  Onyx Software Corp.                                            650                       2,080
                                  +  On Assignment, Inc.                                          4,200                      21,798
                                  +  On2 Technologies, Inc.                                         200                         126
                                  +  Onvia, Inc.                                                     60                         379
                                  +  Open Solutions, Inc.                                         1,000                      25,960
                                  +  Openwave Systems, Inc.                                       3,761                      58,145
                                  +  Opnet Technologies, Inc.                                     1,200                      10,104
                                  +  Opsware, Inc.                                                4,400                      32,296
                                     Option Care, Inc.                                            1,225                      21,058
                                  +  Orbital Sciences Corp.                                       2,900                      34,307
                                  +  Orchid BioSciences, Inc.                                     1,545                      17,768
                                  +  Overland Storage, Inc.                                         800                      13,352
                                  +  PC Mall, Inc.                                                  100                       2,238
                                  +  PC-Tel, Inc.                                                 1,100                       8,723
                                  +  PDI, Inc.                                                      900                      20,052
                                  +  PLATO Learning, Inc.                                         1,391                      10,363
                                  +  PRG-Schultz International, Inc.                              5,700                      28,671
                                  +  Packeteer, Inc.                                              2,000                      28,900
                                  +  Pac-West Telecomm, Inc.                                      2,900                       3,828
                                  +  PalmSource, Inc.                                             1,369                      17,441
                                  +  Paxar Corp.                                                  3,500                      77,595
                                  +  Pec Solutions, Inc.                                            600                       8,502
                                  +  Pegasus Solutions, Inc.                                      2,800                      35,280
                                  +  Pegasystems, Inc.                                              500                       4,265
                                  +  Perot Systems Corp. Class A                                  6,500                     104,195
                                  +  Per-Se Technologies, Inc.                                    3,000                      47,490
                                  +  Phoenix Technologies Ltd.                                    3,700                      30,562
                                  +  Pixar                                                        4,145                     354,853
                                  +  Polycom, Inc.                                                5,229                     121,940
                                  +  Pomeroy IT Solutions, Inc.                                   2,300                      34,983
                                  +  Portal Software, Inc.                                        1,500                       3,975
                                     Pre-Paid Legal Services, Inc.(f)                             1,030                      38,677
                                  +  Priceline.com, Inc.(f)                                       2,233                      52,676
                                  +  Progress Software Corp.                                      2,900                      67,715
                                  +  ProQuest Co.                                                 1,700                      50,490
                                  +  ProsoftTraining                                                200                          80
                                  +  Protection One, Inc.                                         5,100                       1,836
                                     QAD, Inc.                                                    1,700                      15,164
                                  +  Quality Systems, Inc.                                          400                      23,920
                                  +  Quest Software, Inc.                                         4,400                      70,180
                                     Quixote Corp.                                                  500                      10,165
                                  +  Quotesmith.com, Inc.                                           366                       1,819
                                  +  Quovadx, Inc.                                                1,500                       3,585
                                  +  RH Donnelley Corp.                                           1,400                      82,670
                                     RPC, Inc.                                                    1,800                      45,216
                                  +  RSA Security, Inc.                                           2,400                      48,144
                                  +  Radiant Systems, Inc.                                        1,800                      11,718
                                     Raven Industries, Inc.                                         600                      12,786
                                  +  RealNetworks, Inc.                                           6,800                      45,016
                                  +  Red Hat, Inc.(f)                                            11,300                     150,855
                                  +  Register.com                                                 1,497                       9,506
                                  +  Remedytemp, Inc. Class A                                       400                       4,100
                                     Renaissance Learning, Inc.                                   1,700                      31,552
                                     Republic Services, Inc. Class A                              9,200                     308,568
                                  +  Resources Connection, Inc.                                   1,900                     103,189
                                  +  Retek, Inc.                                                  3,100                      19,065
                                     The Reynolds & Reynolds Co. Class A                          4,300                     113,993
                                  +  Rigel Pharmaceuticals, Inc.                                  1,765                      43,101
                                  +  Rural Cellular Corp. Class A                                   400                       2,492
                                  +  SAVVIS Communications Corp.                                    600                         696
                                  +  The SCO Group, Inc.                                          2,415                      10,143
                                  +  SFBC International, Inc.                                       750                      29,625
                                  +  SM&A                                                         2,600                      22,181
                                  +  SPAR Group, Inc.                                             1,400                       1,456
                                  +  SPSS, Inc.                                                     709                      11,089

Master Extended Market Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry++                           Common Stocks                                          Shares Held                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Business Services (continued)     +  SRA International, Inc. Class A                              1,000                $     64,200
                                     SS&C Technologies, Inc.                                      1,160                      23,954
                                  +  SYKES Enterprises, Inc.                                      2,400                      16,680
                                  +  Saba Software, Inc.                                            875                       3,500
                                  +  SafeNet, Inc.                                                1,434                      52,685
                                  +  Sagent Technology, Inc.                                        200                           4
                                  +  Salesforce.com, Inc.(f)                                      2,800                      47,432
                                  +  Salon Media Group, Inc.                                        600                          66
                                  +  Sapient Corp.                                                7,400                      58,534
                                  +  Scientific Learning Corp.                                      100                         600
                                  +  Seachange International, Inc.                                1,600                      27,904
                                  +  Secure Computing Corp.                                       2,100                      20,958
                                  +  Seebeyond Technology Corp.                                   3,800                      13,604
                                  +  Selectica, Inc.                                              5,700                      20,406
                                  +  Sequenom, Inc.                                               2,000                       2,880
                                  +  Serena Software, Inc.                                        3,300                      71,412
                                     The ServiceMaster Co.                                       17,900                     246,841
                                  +  Sirius Satellite Radio, Inc.(f)                             74,225                     567,821
                                  +  Sitel Corp.                                                  3,800                       9,348
                                  +  Smartserv Online, Inc.                                          16                          34
                                  +  Sonic Foundry, Inc.                                            300                         465
                                  +  SonicWALL, Inc.                                              3,400                      21,488
                                  +  Sourcecorp                                                   1,200                      22,932
                                     Spartech Corp.                                               1,200                      32,508
                                  +  Spherion Corp.                                               3,600                      30,240
                                     The Standard Register Co.                                    1,400                      19,768
                                     Startek, Inc.                                                1,500                      42,675
                                  +  Stericycle, Inc.                                             2,900                     133,255
                                  +  Storage Computer Corp.                                         100                          23
                                  +  Stratasys, Inc.                                              1,120                      37,587
                                  +  Strategic Diagnostics, Inc.                                  6,000                      21,000
                                     Strayer Education, Inc.                                        800                      87,832
                                  +  TheStreet.com, Inc.                                          1,500                       6,120
                                  +  SupportSoft, Inc.                                            4,400                      29,304
                                  +  Sycamore Networks, Inc.                                     16,500                      66,990
                                  +  Symyx Technologies                                           2,300                      69,184
                                  +  Synopsys, Inc.                                               8,805                     172,754
                                  +  Synplicity, Inc.                                             1,600                       9,472
                                     Syntel, Inc.                                                 1,200                      21,048
                                     Sypris Solutions, Inc.                                         600                       9,186
                                  +  TIBCO Software, Inc.                                        14,400                     192,096
                                  +  TNS, Inc.                                                      600                      13,110
                                  +  TRC Cos., Inc.                                                 600                      10,200
                                     Talx Corp.                                                   1,455                      37,524
                                  +  Tapestry Pharmaceuticals, Inc.                               8,800                       8,536
                                  +  Technology Solutions Co.                                       300                         333
                                  +  TeleCommunication Systems, Inc. Class A                        200                         668
                                  +  TeleTech Holdings, Inc.                                      4,500                      43,605
                                  +  Telik, Inc.                                                  2,830                      54,166
                                  +  Tenfold Corp.                                                  200                         180
                                  +  TeraForce Technology Corp.                                     600                          90
                                  +  Tetra Tech, Inc.                                             3,225                      53,987
                                  +  Tetra Technologies, Inc.                                     2,150                      60,845
                                  +  Tier Technologies, Inc. Class B                                900                       8,325
                                     Track Data Corp.                                            12,500                      11,875
                                  +  TradeStation Group, Inc.                                     2,500                      17,550
                                  +  Transaction Systems Architects, Inc. Class A                 2,800                      55,580
                                  +  Trident Microsystems, Inc.                                   1,950                      32,604
                                  +  Trizetto Group                                                 800                       7,600
                                  +  Tumbleweed Communications Corp.                                277                         925
                                  +  UNOVA, Inc.                                                  4,200                     106,218
                                  +  URS Corp.                                                    1,600                      51,360
                                  +  Ultimate Software Group, Inc.                                1,200                      15,216
                                  +  United Online, Inc.                                          3,853                      44,425
                                  +  Universal Access Global Holdings, Inc.                         645                         113
                                  +  Universal Electronics, Inc.                                    600                      10,560
                                  +  Universal Technical Institute, Inc.                          1,055                      40,217
                                  +  VA Software Corp.                                            7,300                      18,250
                                  +  VI Technologies, Inc.(f)                                     5,036                       3,273
                                  +  Valueclick, Inc.                                             5,777                      77,007
                                  +  Vasco Data Security International                              200                       1,292
                                  +  Vastera, Inc.                                                2,500                       6,575
                                  +  Ventiv Health, Inc.                                          2,180                      44,298
                                  +  Verint Systems, Inc.                                         1,800                      65,394
                                  +  VeriSign, Inc.                                              15,258                     511,448
                                  +  Verisity Ltd.                                                1,300                      10,660
                                  +  Verity, Inc.                                                 2,685                      35,227
                                  +  Versata, Inc.                                                   50                         135
                                  +  Verso Technologies, Inc.                                       570                         410
                                  +  Vertel Corp.                                                   300                           2

Master Extended Market Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry++                           Common Stocks                                          Shares Held                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Business Services (concluded)     +  VerticalNet, Inc.                                              460                $        741
                                  +  Vertrue, Inc.(f)                                             1,400                      52,878
                                     Viad Corp.                                                   1,350                      38,462
                                  +  The viaLink Co.                                                200                           9
                                  +  Via Net.Works, Inc.                                         16,800                      14,112
                                  +  Viewpoint Corp.                                              6,030                      18,693
                                  +  Vignette Corp.                                              17,300                      24,047
                                  +  Viisage Technology, Inc.                                     3,500                      31,535
                                  +  VitalWorks, Inc.                                             2,700                      12,015
                                  +  Volt Information Sciences, Inc.                                600                      17,634
                                  +  Waste Connections, Inc.                                      2,750                      94,188
                                  +  WatchGuard Technologies                                      2,000                       8,860
                                     Watson Wyatt & Co. Holdings                                  1,640                      44,198
                                  +  Wave Systems Corp. Class A                                   2,000                       2,280
                                  +  WebEx Communications, Inc.                                   2,700                      64,206
                                  +  WebMD Corp.                                                 19,060                     155,530
                                  +  webMethods, Inc.                                             3,200                      23,072
                                  +  Websense, Inc.                                               1,600                      81,152
                                  +  Weight Watchers International, Inc.                          6,650                     273,116
                                  +  Westaff, Inc.                                                  500                       1,885
                                  +  Wind River Systems, Inc.                                     5,700                      77,235
                                  +  Wireless Facilities, Inc.                                    3,700                      34,928
                                  +  Witness Systems, Inc.                                        1,100                      19,206
                                  +  Worldgate Communications                                       200                         998
                                  +  Wynn Resorts Ltd.                                            3,400                     227,528
                                  +  Xybernaut Corp.(f)                                          10,000                      12,300
                                  +  Zix Corp.(f)                                                 3,400                      17,510
                                                                                                                       ------------
                                                                                                                         25,370,355
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.6%                  +  AEP Industries, Inc.                                           400                       5,932
                                     AMCOL International Corp.                                    1,500                      30,135
                                     Aceto Corp.                                                    950                      18,088
                                     Airgas, Inc.                                                 3,400                      90,134
                                     Albemarle Corp.                                              2,600                     100,646
                                  +  Anika Therapeutics, Inc.                                     1,400                      12,810
                                     Arch Chemicals, Inc.                                           500                      14,390
                                  +  Bio-Rad Laboratories, Inc. Class A                           1,300                      74,581
                                     Brady Corp.                                                    900                      56,313
                                     Cabot Corp.                                                  3,500                     135,380
                                     Calgon Carbon Corp.                                          2,300                      20,884
                                  +  Celgene Corp.                                                9,980                     264,769
                                     Crompton Corp.                                               5,800                      68,440
                                     Cytec Industries, Inc.                                       1,900                      97,698
                                  +  Entegris, Inc.                                               4,400                      43,780
                                     Ferro Corp.                                                  2,400                      55,656
                                  +  Foamex International, Inc.                                   5,100                      19,176
                                  +  General Chemical Group, Inc.                                 4,300                          86
                                     Georgia Gulf Corp.                                           2,000                      99,600
                                     HB Fuller Co.                                                1,700                      48,467
                                     Hawkins, Inc.                                                  300                       3,552
                                     KMG Chemicals, Inc.                                            550                       3,910
                                     Kronos Worldwide, Inc.                                       3,167                     129,028
                                  +  Landec Corp.                                                 3,600                      24,624
                                     Lubrizol Corp.                                               3,415                     125,877
                                     Lyondell Chemical Co.                                       14,756                     426,744
                                     MacDermid, Inc.                                              1,600                      57,760
                                  +  Mace Security International, Inc.                              450                       2,160
                                  +  Matrixx Initiatives, Inc.                                    2,100                      24,339
                                  +  The Mosaic Co.                                              11,100                     181,152
                                  +  NewMarket Corp.                                                120                       2,388
                                  +  OM Group, Inc.                                               2,200                      71,324
                                     Olin Corp.                                                   3,192                      70,288
                                  +  Omnova Solutions, Inc.                                       1,700                       9,554
                                  +  Oxigene, Inc.                                                2,000                      11,000
                                     Penford Corp.                                                  400                       6,292
                                  +  PolyOne Corp.                                                5,500                      49,830
                                     Quaker Chemical Corp.                                          500                      12,420
                                     RPM International, Inc.                                      6,800                     133,688
                                  +  Rogers Corp.                                                 1,000                      43,100
                                     Rollins, Inc.                                                2,600                      68,432
                                     Schawk, Inc.                                                 1,100                      19,998
                                     Schulman A, Inc.                                             3,000                      64,230
                                     Sensient Technologies Corp.                                  3,200                      76,768
                                     Stepan Co.                                                     400                       9,744
                                  +  TOR Minerals International, Inc.                             1,300                       7,670
                                     Terra Nitrogen Co. LP                                        2,700                      60,237
                                     Tredegar Corp.                                               1,600                      32,336
                                  +  Trex Co., Inc.                                               1,100                      57,684
                                     Valspar Corp.                                                2,900                     145,029
                                     WD-40 Co.                                                    1,900                      53,979
                                  +  WR Grace & Co.                                               6,800                      92,548

Master Extended Market Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry++                           Common Stocks                                          Shares Held                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals (concluded)                Wellman, Inc.                                                4,600                $     49,174
                                     Westlake Chemical Corp.                                      1,100                      36,740
                                  +  Zoltek Cos., Inc.(f)                                         1,100                      16,445
                                                                                                                       ------------
                                                                                                                          3,437,009
-----------------------------------------------------------------------------------------------------------------------------------
Communication Equipment - 0.1%    +  Utstarcom, Inc.(f)                                           6,000                     132,900
-----------------------------------------------------------------------------------------------------------------------------------
Construction - 2.2%               +  Ablest, Inc.                                                   400                       2,956
                                     Advanced Lighting Technologies, Inc.                           200                          57
                                     American Woodmark Corp.                                      1,000                      43,680
                                     Ameron International Corp.                                     400                      15,160
                                     Apogee Enterprises, Inc.                                     2,900                      38,889
                                  +  Armstrong Holdings, Inc.(f)                                  2,500                       6,300
                                     Beazer Homes USA, Inc.                                          88                      12,866
                                     Brookfield Homes Corp.                                       1,900                      64,410
                                     Building Material Holding Corp.                              2,140                      81,941
                                  +  Cavco Industries, Inc.                                         755                      33,937
                                  +  Ceradyne, Inc.                                                 250                      14,302
                                     DR Horton, Inc.                                             12,563                     506,414
                                  +  Dominion Homes, Inc.                                           500                      12,611
                                  +  Dycom Industries, Inc.                                       2,633                      80,359
                                  +  EMCOR Group, Inc.                                              900                      40,662
                                     Eagle Materials, Inc.                                        1,240                     107,074
                                     ElkCorp                                                      2,200                      75,284
                                     Florida Rock Industries, Inc.                                2,650                     157,754
                                     Granite Construction, Inc.                                   1,950                      51,870
                                  +  Hovnanian Enterprises, Inc. Class A                          3,500                     173,320
                                  +  Insituform Technologies, Inc. Class A                        1,600                      36,272
                                  +  Integrated Electrical Services, Inc.                           100                         484
                                     International Aluminum Corp.                                   800                      27,080
                                     LS Starrett Co. Class A                                        300                       6,180
                                     LSI Industries, Inc.                                           750                       8,588
                                     Lafarge North America, Inc.                                  4,400                     225,808
                                     Lennar Corp. Class A                                         7,280                     412,630
                                     Levitt Corp. Class A                                         1,180                      36,073
                                     MDC Holdings, Inc.                                           2,013                     174,004
                                     M/I Homes, Inc.                                              1,500                      82,665
                                     Martin Marietta Materials, Inc.                              2,800                     150,248
                                  +  Mastec, Inc.                                                 1,900                      19,209
                                  +  Meritage Homes Corp.                                           600                      67,620
                                  +  NCI Building Systems, Inc.                                   1,200                      45,000
                                  +  NVR, Inc.                                                      423                     325,456
                                     Noland Co.                                                     200                       9,002
                                  +  Palm Harbor Homes, Inc.                                      2,400                      40,512
                                  +  Patriot Transportation Holding, Inc.                           100                       4,499
                                  +  Performance Technologies, Inc.                                 500                       4,650
                                  +  Perini Corp.                                                 1,400                      23,366
                                  +  Quanta Services, Inc.                                        6,600                      52,800
                                     Ryland Group, Inc.                                           1,000                      57,540
                                  +  SBA Communications Corp. Class A                             6,800                      63,104
                                     Simpson Manufacturing Co., Inc.                              2,000                      69,800
                                     Skyline Corp.                                                  100                       4,080
                                     Standard-Pacific Corp.                                       2,600                     166,764
                                     Technical Olympic USA, Inc.                                  2,800                      71,064
                                     Texas Industries, Inc.                                       1,300                      81,094
                                  +  Toll Brothers, Inc.                                          4,300                     295,023
                                  +  US Concrete, Inc.                                            1,400                      10,738
                                  +  USG Corp.(f)                                                 3,900                     157,053
                                     United Mobile Homes, Inc.                                      500                       7,870
                                  +  WCI Communities, Inc.                                        2,600                      76,440
                                  +  WESCO International, Inc.                                    1,600                      47,424
                                     Walter Industries, Inc.                                      4,300                     145,039
                                  +  West Corp.                                                   3,200                     105,952
                                  +  Westell Technologies, Inc. Class A                           6,000                      40,800
                                  +  William Lyon Homes, Inc.                                       500                      35,120
                                  +  Wilsons The Leather Experts                                  1,300                       5,070
                                  +  Yankee Candle Co., Inc.                                      2,200                      72,996
                                                                                                                       ------------
                                                                                                                          4,784,963
-----------------------------------------------------------------------------------------------------------------------------------
Consumer - Durables - 0.7%        +  American Technology Corp.                                    1,700                      18,785
                                  +  Applica, Inc.                                                1,665                      10,073
                                     Bassett Furniture Industries, Inc.                             700                      13,738
                                  +  Champion Enterprises, Inc.                                   4,200                      49,644
                                     Compx International, Inc.                                      300                       4,959
                                     Ethan Allen Interiors, Inc.                                  1,900                      76,038
                                     Flexsteel Industries                                           200                       3,530
                                     Furniture Brands International, Inc.                         2,700                      67,635
                                  +  Gemstar-TV Guide International, Inc.                        24,700                     146,224
                                  +  Genlyte Group, Inc.                                            800                      68,544
                                  +  Griffon Corp.                                                2,920                      78,840
                                     Haverty Furniture Cos., Inc.                                 1,100                      20,350
                                  +  Helen of Troy Ltd.                                           2,400                      80,664

Master Extended Market Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry++                           Common Stocks                                          Shares Held                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Consumer - Durables (concluded)   +  Interface, Inc. Class A                                      3,400                $     33,898
                                     Kimball International, Inc. Class B                          2,300                      34,063
                                     Koss Corp.                                                     200                       3,750
                                     La-Z-Boy, Inc.                                               3,100                      47,647
                                     Lifetime Hoan Corp.                                            400                       6,360
                                  +  Mac-Gray Corp.                                                 500                       4,045
                                  +  Mohawk Industries, Inc.                                      3,664                     334,340
                                     National Presto Industries, Inc.                               400                      18,200
                                  +  Restoration Hardware, Inc.                                   3,705                      21,267
                                  +  Rockford Corp.                                               1,700                       3,434
                                  +  The Rowe Cos.                                                  500                       2,585
                                  +  Salton, Inc.(f)                                                600                       3,396
                                  +  Select Comfort Corp.                                         2,100                      37,674
                                     Stanley Furniture Co., Inc.                                  1,000                      44,950
                                     Sturm Ruger & Co., Inc.                                      1,600                      14,448
                                  +  Tempur-Pedic International, Inc.                             5,700                     120,840
                                     Thomas Industries, Inc.                                        800                      31,936
                                     Toro Co.                                                     1,445                     117,551
                                  +  United Rentals, Inc.                                         4,300                      81,270
                                  +  Virco Manufacturing                                            642                       4,821
                                  +  Water Pik Technologies, Inc.                                   600                      10,638
                                  +  Wickes, Inc.                                                   300                           -
                                                                                                                       ------------
                                                                                                                          1,616,137
-----------------------------------------------------------------------------------------------------------------------------------
Consumer - Non-Durables - 0.1%    +  Alderwoods Group, Inc.                                       3,900                      44,382
                                     Angelica Corp.                                                 500                      13,525
                                  +  Candela Corp.                                                1,100                      12,496
                                  +  LECG Corp.                                                   2,400                      44,760
                                  +  Rewards Network, Inc.                                        1,500                      10,500
                                                                                                                       ------------
                                                                                                                            125,663
-----------------------------------------------------------------------------------------------------------------------------------
Containers - 0.4%                 +  Crown Holdings, Inc.                                         9,900                     136,026
                                  +  Graphic Packaging Corp.                                      9,900                      71,280
                                     Greif, Inc.                                                  1,200                      67,200
                                  +  Mobile Mini, Inc.                                            1,900                      62,776
                                  +  Owens-Illinois, Inc.                                         9,300                     210,645
                                     Packaging Dynamics Corp.                                       500                       7,200
                                     Silgan Holdings, Inc.                                        1,000                      60,960
                                     Sonoco Products Co.                                          5,500                     163,075
                                                                                                                       ------------
                                                                                                                            779,162
-----------------------------------------------------------------------------------------------------------------------------------
Domestic Oil - 2.6%                  Amerivest Properties, Inc.                                   4,400                      28,160
                                     Berry Petroleum Co. Class A                                    500                      23,850
                                  +  Cal Dive International, Inc.                                 3,100                     126,325
                                  +  Callon Petroleum Co.                                           700                      10,122
                                  +  Carrizo Oil & Gas, Inc.                                      3,200                      36,160
                                     Chesapeake Energy Corp.                                     15,100                     249,150
                                  +  Clayton Williams Energy, Inc.                                  500                      11,450
                                  +  Comstock Resources, Inc.                                     2,000                      44,100
                                     Consol Energy, Inc.                                          5,610                     230,290
                                  +  Delta Petroleum Corp.                                        3,335                      52,193
                                     Diamond Offshore Drilling                                    8,700                     348,435
                                     Dorchester Minerals LP                                         400                       9,568
                                  +  Edge Petroleum Corp.                                         1,900                      27,702
                                  +  Enbridge Energy Management LLC                               1,180                      58,142
                                  +  Encore Acquisition Co.                                       1,000                      34,910
                                  +  Energy Partners Ltd.                                         2,800                      56,756
                                     Frontier Oil Corp.                                           2,800                      74,648
                                  +  Global Industries Ltd.                                      10,030                      83,149
                                     Gulf Island Fabrication, Inc.                                1,830                      39,949
                                  +  Gulfmark Offshore, Inc.                                      1,200                      26,724
                                  +  Harvest Natural Resources, Inc.                              2,100                      36,267
                                     Holly Corp.                                                  1,600                      44,592
                                  +  Houston Exploration Co.                                      1,400                      78,834
                                  +  KCS Energy, Inc.                                             2,900                      42,862
                                     Magellan Midstream Partners                                  1,300                      76,271
                                  +  Magnum Hunter Resources, Inc.                                6,350                      81,915
                                  +  Matrix Service Co.                                           1,900                      15,314
                                  +  McMoRan Exploration Co.(f)                                   2,200                      41,140
                                  +  Meridian Resource Corp.                                      4,500                      27,225
                                  +  Mission Resources Corp.                                      4,800                      28,032
                                     Murphy Oil Corp.                                             5,400                     434,430
                                  +  National-Oilwell, Inc.                                       4,700                     165,863
                                  +  Newfield Exploration Co.                                     2,199                     129,851
                                  +  PYR Energy Corp.                                               900                         954
                                     Pacific Energy Partners LP                                   2,100                      60,732
                                  +  Parallel Petroleum Corp.                                     5,900                      31,860
                                     Patina Oil & Gas Corp.                                       4,312                     161,700
                                     Patterson-UTI Energy, Inc.                                   9,410                     183,025
                                  +  Petroquest Energy, Inc.                                      7,100                      35,145
                                     Pioneer Natural Resources Co.                                8,175                     286,943
                                  +  Plains Exploration & Production Co.                          5,384                     139,984

Master Extended Market Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry++                           Common Stocks                                          Shares Held                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Domestic Oil (concluded)             Pogo Producing Co.                                           3,600                $    174,564
                                     Premcor, Inc.                                                4,800                     202,416
                                  +  Pride International, Inc.                                    7,900                     162,266
                                  +  Quicksilver Resources, Inc.                                  2,820                     103,720
                                  +  Remington Oil & Gas Corp.                                    1,800                      49,050
                                  +  Spinnaker Exploration Co.                                    1,700                      59,619
                                     St. Mary Land & Exploration Co.                              2,200                      91,828
                                  +  Stone Energy Corp.                                           2,179                      98,251
                                     Sunoco Logistics Partners LP                                   800                      34,440
                                  +  Superior Energy Services                                     2,300                      35,443
                                  +  Syntroleum Corp.                                             4,800                      38,544
                                     TEPPCO Partners LP                                           3,300                     129,987
                                  +  Tatham Offshore, Inc.                                       15,700                          16
                                  +  Tesoro Corp.                                                 4,000                     127,440
                                  +  Transmontaigne, Inc.                                         2,000                      12,260
                                  +  Ultra Petroleum Corp.                                        4,100                     197,333
                                  +  Universal Compression Holdings, Inc.                         2,600                      90,766
                                     Valero LP                                                    1,200                      71,316
                                     Valley National Gases, Inc.                                    500                       9,000
                                  +  Varco International, Inc.                                    5,600                     163,240
                                     Vintage Petroleum, Inc.                                      3,900                      88,491
                                  +  Whiting Petroleum Corp.                                      1,100                      33,275
                                                                                                                       ------------
                                                                                                                          5,647,987
-----------------------------------------------------------------------------------------------------------------------------------
Drugs & Medicine - 9.5%           +  1-800 Contacts, Inc.                                           600                      13,200
                                  +  AMERIGROUP Corp.                                             1,100                      83,226
                                  +  ATS Medical, Inc.                                              900                       4,194
                                  +  AVANIR Pharmaceuticals Class A                               3,000                      10,230
                                  +  AVI BioPharma, Inc.(f)                                       2,200                       5,170
                                  +  aaiPharma, Inc.(f)                                           4,300                      13,975
                                  +  Abaxis, Inc.                                                 1,200                      17,388
                                  +  Abgenix, Inc.                                                5,300                      54,802
                                  +  Abiomed, Inc.                                                1,100                      16,984
                                  +  Able Laboratories, Inc.                                      2,000                      45,500
                                  +  Accelrys, Inc.                                               1,600                      12,480
                                  +  Accredo Health, Inc.                                         3,003                      83,243
                                  +  Advanced Medical Optics, Inc.                                2,300                      94,622
                                  +  Advanced Neuromodulation Systems, Inc.                       1,700                      67,082
                                  +  Air Methods Corp.                                            1,700                      14,620
                                  +  Albany Molecular Research, Inc.                              1,900                      21,166
                                  +  Alexion Pharmaceuticals, Inc.                                1,600                      40,320
                                  +  Alfacell Corp.                                               3,400                      14,756
                                  +  Align Technology, Inc.                                       3,600                      38,700
                                  +  Alkermes, Inc.                                               4,700                      66,223
                                  +  Alliance Imaging, Inc.                                       1,700                      19,125
                                  +  Allos Therapeutics                                           5,800                      13,920
                                  +  Allscripts Healthcare Solutions, Inc.                        2,345                      25,021
                                     Alpharma, Inc. Class A                                       2,200                      37,290
                                  +  Amedisys, Inc.                                               1,200                      38,868
                                  +  American Healthways, Inc.                                    2,600                      85,904
                                  +  American Medical Systems Holdings, Inc.                      2,000                      83,620
                                  +  American Pharmaceutical Partners, Inc.(f)                    4,250                     158,992
                                  +  Amsurg Corp.                                                 2,800                      82,712
                                  +  Amylin Pharmaceuticals, Inc.                                 6,600                     154,176
                                  +  Andrx Corp.                                                  4,300                      93,869
                                  +  Angiodynamics, Inc.                                            514                      11,381
                                  +  Antigenics, Inc.(f)                                          3,300                      33,396
                                  +  Aphton Corp.(f)                                              5,585                      17,369
                                  +  Apria Healthcare Group, Inc.                                 2,800                      92,260
                                  +  Aradigm Corp.(f)                                             8,200                      14,186
                                  +  Ariad Pharmaceuticals, Inc.                                  3,100                      23,033
                                  +  Arqule, Inc.                                                 3,130                      18,123
                                  +  Array Biopharma, Inc.                                        1,400                      13,328
                                     Arrow International, Inc.                                    2,400                      74,376
                                  +  Arthrocare Corp.                                             2,000                      64,120
                                  +  Aspect Medical Systems, Inc.                                   700                      17,122
                                  +  Atherogenics Inc.                                            2,200                      51,832
                                  +  Avant Immunotherapeutics, Inc.                               3,800                       7,638
                                  +  Avigen, Inc.                                                 1,000                       3,260
                                  +  Axonyx, Inc.                                                   600                       3,684
                                  +  Barr Pharmaceuticals, Inc.                                   4,063                     185,029
                                  +  Barrier Therapeutics, Inc.                                     200                       3,320
                                     Beckman Coulter, Inc.                                        3,500                     234,465
                                     Berkshire Bancorp, Inc.                                        300                       6,150
                                  +  Beverly Enterprises, Inc.                                    6,400                      58,560
                                  +  BioCryst Pharmaceuticals, Inc.                               3,100                      17,918
                                     Biolase Technology, Inc.(f)                                  2,400                      26,088
                                  +  BioMarin Pharmaceuticals, Inc.                               6,500                      41,535
                                  +  Biopure Corp.(f)                                             3,000                       1,770
                                  +  Biosite, Inc.(f)                                             1,360                      83,694
                                  +  Biosource International, Inc.                                  100                         690

Master Extended Market Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry++                           Common Stocks                                          Shares Held                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Drugs & Medicine (continued)      +  Biospecifics Technologies                                    1,000                $      1,490
                                  +  BioSphere Medical, Inc.                                        900                       3,501
                                  +  BioVeris Corp.                                               1,800                      13,158
                                  +  Birman Managed Care, Inc.                                   11,900                           1
                                  +  Bone Care International, Inc.                                1,800                      50,130
                                  +  Bradley Pharmaceuticals, Inc.                                1,600                      31,040
                                  +  Britesmile, Inc.                                               388                       2,704
                                     CNS, Inc.                                                    2,700                      33,885
                                  +  CTI Molecular Imaging, Inc.                                  2,700                      38,313
                                  +  CV Therapeutics, Inc.                                        2,700                      62,100
                                  +  Calypte Biomedical Corp.                                    16,300                       6,357
                                     Cambrex Corp.                                                1,200                      32,520
                                  +  Cardiac Science, Inc.                                        3,300                       7,062
                                  +  Cardiodynamics International Corp.                           2,400                      12,408
                                  +  Cardiotech International, Inc.                               1,476                       4,354
                                  +  Cell Therapeutics, Inc.                                      3,600                      29,304
                                  +  Centene Corp.                                                3,300                      93,555
                                  +  Cephalon, Inc.                                               3,200                     162,816
                                  +  Cerus Corp.                                                  1,400                       4,144
                                  +  Charles River Laboratories International, Inc.               3,892                     179,071
                                  +  Cholestech Corp.                                               900                       7,327
                                  +  ChromaVision Medical Systems, Inc.                          11,200                      24,080
                                  +  Ciphergen Biosystems, Inc.                                   1,400                       6,020
                                  +  Collagenex Pharmaceuticals, Inc.                             2,500                      18,350
                                  +  Columbia Laboratories, Inc.                                  2,500                       6,617
                                  +  Community Health Systems, Inc.                               5,000                     139,400
                                  +  Compex Technologies, Inc.                                    2,700                      12,609
                                  +  Conceptus, Inc.                                              1,000                       8,115
                                  +  Conmed Corp.                                                 2,050                      58,261
                                     Cooper Cos., Inc.                                            1,400                      98,826
                                  +  CorAutus Genetics, Inc.                                        142                         737
                                  +  Corixa Corp.                                                 3,800                      13,832
                                  +  Corvel Corp.                                                   100                       2,678
                                  +  Covance, Inc.                                                3,600                     139,500
                                  +  Coventry Health Care, Inc.                                   5,100                     270,708
                                  +  CryoLife, Inc.                                               2,400                      16,968
                                  +  Cubist Pharmaceuticals, Inc.                                 3,600                      42,588
                                  +  Curative Health Services, Inc.                               1,935                      13,255
                                  +  Curis, Inc.                                                  2,300                      12,006
                                  +  Cyberonics, Inc.                                             1,900                      39,368
                                  +  Cypress Bioscience, Inc.                                     1,800                      25,182
                                  +  Cytogen Corp.                                                  730                       8,410
                                  +  Cytokinetics, Inc.                                             200                       2,050
                                  +  Cytyc Corp.                                                  6,400                     176,448
                                     D&K Healthcare Resources, Inc.                                 900                       7,272
                                  +  DJ Orthopedics, Inc.                                           500                      10,710
                                  +  Dade Behring Holdings, Inc.                                  2,675                     149,800
                                     Datascope Corp.                                              1,400                      55,566
                                  +  DaVita, Inc.                                                 6,100                     241,133
                                  +  Daxor Corp.                                                    900                      20,538
                                  +  Dendreon Corp.(f)                                            3,430                      36,975
                                     Dentsply International, Inc.                                 4,550                     255,710
                                     Diagnostic Products Corp.                                    1,500                      82,575
                                  +  Diametrics Medical, Inc.                                       200                           9
                                  +  Digene Corp.                                                 1,000                      26,150
                                  +  Discovery Laboratories, Inc.                                 2,800                      22,204
                                  +  Dov Pharmaceutical, Inc.                                     2,100                      37,905
                                  +  Durect Corp.                                                 3,000                       9,840
                                  +  Dusa Pharmaceuticals, Inc.                                     600                       8,580
                                     E-Z-EM, Inc.                                                   600                       8,760
                                  +  EPIX Pharmaceuticals, Inc.                                   1,400                      25,074
                                  +  Edwards Lifesciences Corp.                                   3,500                     144,410
                                  +  Emisphere Technologies, Inc.                                 2,300                       9,315
                                  +  Encore Medical Corp.                                           400                       2,716
                                  +  Endo Pharmaceuticals Holdings, Inc.                          8,200                     172,364
                                  +  Endocardial Solutions, Inc.                                  1,300                      15,210
                                  +  Endologix, Inc.                                                200                       1,366
                                  +  Entremed, Inc.(f)                                            4,300                      13,932
                                  +  Enzo Biochem, Inc.                                             673                      13,103
                                  +  Enzon Pharmaceuticals, Inc.                                  2,600                      35,672
                                  +  Eon Labs, Inc.                                               5,500                     148,500
                                  +  Escalon Medical Corp.                                          725                       6,228
                                  +  Exact Sciences Corp.                                         1,600                       6,112
                                  +  Eyetech Pharmaceuticals, Inc.                                  900                      40,950
                                  +  First Health Group Corp.                                     6,500                     121,615
                                  +  First Horizon Pharmaceutical Corp.                           2,150                      49,213
                                  +  Fonar Corp.                                                 17,300                      26,815
                                  +  GLYCOGENESYS INC                                               133                         293
                                  +  Genaera Corp.                                                3,100                      10,509
                                  +  Gene Logic, Inc.                                             1,900                       6,992

Master Extended Market Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry++                           Common Stocks                                          Shares Held                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Drugs & Medicine (continued)      +  Genelabs Technologies                                        2,000                $      2,400
                                  +  Genentech, Inc.                                             50,440                   2,745,954
                                  +  Genesis HealthCare Corp.                                     1,150                      40,284
                                  +  Genitope Corp.                                               2,100                      35,784
                                  +  Gen-Probe, Inc.                                              3,200                     144,672
                                  +  Genta, Inc.                                                  9,700                      17,072
                                  +  Genzyme Corp.                                                    0                          23
                                  +  Geron Corp.                                                  3,100                      24,707
                                  +  Guilford Pharmaceuticals, Inc.(f)                            4,900                      24,255
                                  +  Haemonetics Corp.                                            1,500                      54,315
                                  +  Health Net, Inc.                                             6,480                     187,078
                                     Healthcare Services Group                                      900                      18,756
                                  +  HealthExtras, Inc.                                           3,100                      50,530
                                  +  HealthTronics, Inc.                                          2,000                      21,260
                                  +  Hemispherx Biopharma, Inc.(f)                                1,300                       2,470
                                  +  Henry Schein, Inc.                                           1,200                      83,568
                                     Hillenbrand Industries, Inc.                                 3,345                     185,781
                                  +  Hi-Tech Pharmacal Co., Inc.                                  1,250                      23,050
                                  +  Hollis-Eden Pharmaceuticals                                  2,300                      21,666
                                  +  Hologic, Inc.                                                1,200                      32,964
                                     Hooper Holmes, Inc.                                          2,600                      15,392
                                  +  Human Genome Sciences, Inc.                                  6,700                      80,534
                                  +  Hydron Technologies, Inc.                                    2,900                         464
                                  +  I-Flow Corp.                                                 1,100                      20,053
                                  +  ICOS Corp.                                                   3,700                     104,636
                                  +  ICU Medical, Inc.(f)                                         1,600                      43,744
                                     II-VI, Inc.                                                    800                      33,992
                                  +  IMPAC Medical Systems, Inc.                                    600                      12,354
                                  +  IVAX Corp.                                                  14,143                     223,742
                                  +  Idexx Laboratories, Inc.                                     2,500                     136,475
                                  +  ImClone Systems, Inc.                                        4,721                     217,544
                                  +  Immucor, Inc.                                                3,825                      89,926
                                  +  Immunogen, Inc.                                              2,400                      21,216
                                  +  Immunomedics, Inc.                                           3,000                       9,120
                                  +  Impax Laboratories, Inc.                                     3,700                      58,756
                                  +  Inamed Corp.                                                 2,400                     151,800
                                  +  Incyte Corp.                                                 6,500                      64,935
                                  +  Indevus Pharmaceuticals, Inc.                                4,800                      28,608
                                  +  Inkine Pharmaceutical Co.                                    1,400                       7,532
                                  +  Insmed, Inc.(f)                                              4,200                       9,236
                                  +  Inspire Pharmaceuticals, Inc.                                2,300                      38,571
                                  +  Integra LifeSciences Holdings Corp.                          1,900                      70,167
                                  +  InterMune, Inc.                                              2,800                      37,128
                                  +  Intrabiotics Pharmaceuticals, Inc.                              16                          65
                                  +  Introgen Therapeutics, Inc.(f)                               3,500                      29,610
                                  +  Intuitive Surgical, Inc.                                     2,450                      98,049
                                     Invacare Corp.                                               1,800                      83,268
                                  +  Inverness Medical Innovations, Inc.                            828                      20,783
                                  +  Isis Pharmaceuticals, Inc.                                   4,400                      25,960
                                  +  KV Pharmaceutical Co. Class A                                1,900                      41,895
                                  +  Kendle International, Inc.                                   1,200                      10,560
                                  +  Kensey Nash Corp.                                            1,300                      44,889
                                  +  Kindred Healthcare, Inc.                                     2,190                      65,591
                                  +  Kinetic Concepts, Inc.                                       3,515                     268,195
                                  +  Kyphon, Inc.                                                 1,900                      48,944
                                     LCA-Vision, Inc.                                             1,950                      45,610
                                  +  La Jolla Pharmaceutical Co.                                  3,700                       6,179
                                     Lakeland Industries, Inc.                                    1,000                      20,290
                                     Landauer, Inc.                                                 400                      18,280
                                  +  Langer, Inc.                                                   300                       1,998
                                  +  Large Scale Biology Corp.(f)                                 1,000                       1,260
                                  +  Lectec Corp.                                                   800                       1,160
                                  +  Lexicon Genetics, Inc.                                       2,100                      16,286
                                  +  Lifecell Corp.                                               3,000                      30,660
                                  +  Lifecore Biomedical, Inc.                                      700                       7,882
                                  +  Life Medical Sciences, Inc.                                  8,500                       3,400
                                  +  LifePoint Hospitals, Inc.                                    2,100                      73,122
                                  +  Ligand Pharmaceuticals, Inc. Class B                         4,375                      50,925
                                  +  Lincare Holdings, Inc.                                       5,300                     226,045
                                  +  MGI Pharma, Inc.                                             4,400                     123,244
                                  +  MIM Corp.                                                    3,700                      23,495
                                  +  Macrochem Corp.                                              1,100                         770
                                  +  Magellan Health Services, Inc.                               1,479                      50,523
                                     Mannatech, Inc.                                              1,300                      24,752
                                  +  Martek Biosciences Corp.                                     1,800                      92,160
                                  +  Maxim Pharmaceuticals, Inc.                                  3,300                       9,966
                                  +  Medarex, Inc.                                                4,700                      50,666
                                  +  Medcath Corp.                                                1,900                      46,816
                                  +  Med-Design Corp.                                               600                         780
                                  +  Medical Action Industries, Inc.                                800                      15,760

Master Extended Market Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry++                           Common Stocks                                          Shares Held                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Drugs & Medicine (continued)      +  Medicines Co.                                                2,870                $     82,656
                                     Medicis Pharmaceutical Corp. Class A                         3,000                     105,330
                                  +  Medis Technologies Ltd.(f)                                   1,030                      18,901
                                  +  Medwave, Inc.                                                  300                       1,395
                                     Mentor Corp.                                                 2,800                      94,472
                                     Meridian Bioscience, Inc.                                      900                      15,651
                                  +  Merit Medical Systems, Inc.                                  2,768                      42,295
                                  +  Millennium Pharmaceuticals, Inc.                            17,638                     213,773
                                     Mine Safety Appliances Co.                                   1,600                      81,120
                                  +  Molecular Devices Corp.                                      1,000                      20,100
                                  +  Molina Healthcare, Inc.                                      1,100                      51,018
                                  +  Myriad Genetics, Inc.                                        1,700                      38,267
                                  +  NBTY, Inc.                                                   4,200                     100,842
                                  +  NPS Pharmaceuticals, Inc.                                    2,240                      40,947
                                  +  Nabi Biopharmaceuticals                                      3,400                      49,810
                                  +  National Dentex Corp.                                          100                       3,045
                                     National Healthcare Corp.                                      400                      14,120
                                  +  Natrol, Inc.                                                   400                       1,340
                                     Nature's Sunshine Products, Inc.                               800                      16,288
                                  +  Natus Medical, Inc.                                          4,200                      33,600
                                  +  Nektar Therapeutics                                          5,200                     105,248
                                  +  Neopharm, Inc.                                               2,786                      34,853
                                  +  Neose Technologies, Inc.                                     1,200                       8,064
                                  +  Neurocrine Biosciences, Inc.                                 2,645                     130,398
                                  +  Neurogen Corp.                                               1,200                      11,232
                                  +  Northfield Laboratories, Inc.(f)                             2,100                      47,355
                                  +  Novavax, Inc.                                                2,400                       7,800
                                  +  Noven Pharmaceuticals, Inc.                                  2,100                      35,826
                                  +  Nutraceutical International Corp.                            1,400                      21,574
                                  +  Nuvelo, Inc.                                                 3,121                      30,742
                                  +  OCA, Inc.(f)                                                 3,700                      23,495
                                  +  OSI Pharmaceuticals, Inc.                                    2,413                     180,613
                                     Oakley, Inc.                                                 4,200                      53,550
                                  +  Ocular Sciences, Inc.                                        1,400                      68,614
                                  +  Odyssey HealthCare, Inc.                                     3,050                      41,724
                                     Omnicare, Inc.                                               5,800                     200,796
                                  +  Onyx Pharmaceuticals, Inc.                                   2,300                      74,497
                                  +  OraSure Technologies, Inc.                                   4,575                      30,744
                                  +  Orthologic Corp.                                             4,100                      25,625
                                  +  Orthovita, Inc.                                              5,920                      24,805
                                  +  Oscient Pharmaceuticals Corp.                                2,700                       9,855
                                  +  Osteotech, Inc.                                              3,300                      18,150
                                     Owens & Minor, Inc.                                          2,300                      64,791
                                  +  PSS World Medical, Inc.                                      5,600                      70,084
                                  +  Pacificare Health Systems                                    4,560                     257,731
                                  +  Pain Therapeutics, Inc.                                      3,800                      27,398
                                  +  Palatin Technologies, Inc.                                     100                         266
                                  +  Par Pharmaceutical Cos., Inc.                                1,700                      70,346
                                  +  Parexel International Corp.                                  2,700                      54,810
                                  +  Patterson Cos., Inc.                                         7,800                     338,442
                                  +  Pediatric Services of America, Inc.                          1,180                      15,057
                                  +  Pediatrix Medical Group, Inc.                                1,500                      96,075
                                  +  Penwest Pharmaceuticals Co.                                  2,300                      27,508
                                  +  Peregrine Pharmaceuticals, Inc.                              8,500                       9,945
                                     Perrigo Co.                                                  5,000                      86,350
                                  +  Pharmaceutical Product Development, Inc.                     3,500                     144,515
                                  +  Pharmacopeia Drug Discovery, Inc.                              700                       4,193
                                  +  Pharmacyclics, Inc.                                          2,290                      23,976
                                  +  Pharmion Corp.                                               1,900                      80,199
                                  +  Pharmos Corp.                                                5,200                       7,384
                                  +  Physiometrix, Inc.                                             100                         108
                                     PolyMedica Corp.                                             1,600                      59,664
                                  +  Pozen, Inc.                                                  3,900                      28,353
                                  +  Praecis Pharmaceuticals, Inc.                                3,100                       5,890
                                  +  Priority Healthcare Corp.                                    2,700                      58,779
                                  +  Progenics Pharmaceuticals, Inc.                                500                       8,580
                                  +  Protein Design Labs, Inc.                                    5,500                     113,630
                                  +  Province Healthcare Co.                                      2,800                      62,580
                                  +  Proxymed, Inc.                                                 300                       2,946
                                     Psychemedics Corp.                                             125                       1,619
                                  +  Psychiatric Solutions, Inc.                                  1,366                      49,941
                                  +  QMed, Inc.                                                     700                       7,686
                                  +  Quidel Corp.                                                 1,900                       9,652
                                  +  Radiologix, Inc.                                             1,100                       4,840
                                  +  Regeneration Technologies, Inc.                              1,600                      16,768
                                  +  Regeneron Pharmaceuticals, Inc.                              2,400                      22,104
                                  +  RehabCare Group, Inc.                                        1,200                      33,588
                                  +  Renal Care Group, Inc.                                       4,550                     163,755
                                  +  Repligen Corp.                                               1,900                       5,453
                                  +  Res-Care, Inc.                                               1,200                      18,264

Master Extended Market Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry++                           Common Stocks                                          Shares Held                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Drugs & Medicine (concluded)      +  Resmed, Inc.                                                 2,100                $    107,310
                                  +  Respironics, Inc.                                              800                      43,488
                                  +  Retractable Technologies, Inc.                               1,300                       5,980
                                  +  Rita Medical Systems, Inc.                                     900                       3,483
                                  +  Salix Pharmaceuticals Ltd.                                   2,700                      47,493
                                  +  Sangamo Biosciences, Inc.                                    1,300                       7,800
                                  +  Santarus, Inc.                                                 800                       7,248
                                  +  Savient Pharmaceuticals, Inc.                                3,700                      10,027
                                  +  Sciclone Pharmaceuticals, Inc.                               2,700                       9,990
                                  +  Seattle Genetics, Inc.                                         700                       4,571
                                     Select Medical Corp.                                         4,900                      86,240
                                  +  Sepracor, Inc.                                               5,155                     306,052
                                  +  Serologicals Corp.                                           2,385                      52,756
                                  +  Sierra Health Services                                       2,100                     115,731
                                  +  Sirna Therapeutics, Inc.                                     2,015                       6,367
                                  +  Sola International, Inc.                                     1,200                      33,048
                                  +  Sonic Innovations, Inc.                                      3,500                      14,595
                                  +  SonoSite, Inc.                                                 800                      27,160
                                  +  Sparta Surgical Corp.                                        1,900                           0
                                  +  Specialty Laboratories, Inc.                                   900                       9,936
                                  +  Spectrum Pharmaceuticals, Inc.                                  16                         106
                                  +  Staar Surgical Co.                                           2,400                      14,976
                                  +  Star Scientific, Inc.(f)                                     4,600                      23,391
                                  +  Steris Corp.                                                 3,200                      75,904
                                  +  Sunrise Senior Living, Inc.(f)                               1,300                      60,268
                                  +  Sunrise Technologies International                             400                           1
                                  +  SuperGen, Inc.(f)                                            2,630                      18,542
                                  +  SurModics, Inc.(f)                                           1,900                      61,769
                                  +  Sybron Dental Specialties, Inc.                              2,300                      81,374
                                  +  Synovis Life Technologies, Inc.                              2,100                      22,701
                                  +  Tanox, Inc.                                                  3,800                      57,760
                                  +  Targeted Genetics Corp.                                      8,500                      12,835
                                  +  Techne Corp.                                                 2,500                      97,250
                                  +  Theragenics Corp.                                            1,900                       7,714
                                  +  Third Wave Technologies, Inc.                                1,900                      16,340
                                  +  Thoratec Corp.                                               5,000                      52,100
                                  +  Titan Pharmaceuticals, Inc.                                  2,800                       9,016
                                  +  Transgenomic, Inc.                                             900                       1,035
                                  +  Transkaryotic Therapies, Inc.                                2,500                      63,475
                                  +  Triad Hospitals, Inc.                                        4,146                     154,273
                                  +  Trimeris, Inc.                                               1,600                      22,672
                                  +  TriPath Imaging, Inc.                                        1,600                      14,352
                                  +  Tripos, Inc.                                                   700                       3,731
                                  +  US Physical Therapy, Inc.                                      800                      12,336
                                  +  USANA Health Sciences, Inc.                                  1,700                      58,140
                                  +  United Surgical Partners International, Inc.                 1,400                      58,380
                                  +  United Therapeutics Corp.                                    2,100                      94,815
                                  +  Universal Display Corp.                                      1,100                       9,900
                                     Universal Health Services, Inc. Class B                      3,400                     151,300
                                  +  Urologix, Inc.                                               1,700                      10,999
                                     Utah Medical Products, Inc.                                  1,100                      24,717
                                  +  VCA Antech, Inc.                                             5,040                      98,784
                                     Valeant Pharmaceuticals International                        4,700                     123,845
                                  +  Valentis, Inc.                                                 193                         496
                                  +  Varian Medical Systems, Inc.                                 7,020                     303,545
                                  +  Vasomedical, Inc.                                            2,300                       2,116
                                  +  Ventana Medical Systems                                      1,400                      89,586
                                  +  Vertex Pharmaceuticals, Inc.                                 4,462                      47,163
                                  +  Viasys Healthcare, Inc.                                      1,500                      28,500
                                  +  Vical, Inc.                                                  1,000                       4,700
                                  +  Vicuron Pharmaceuticals, Inc.                                3,200                      55,712
                                  +  Vion Pharmaceuticals, Inc.                                   3,300                      15,444
                                  +  Viragen, Inc.(f)                                             1,390                       1,390
                                  +  ViroLogic Inc.                                               9,860                      27,509
                                  +  Viropharma, Inc.(f)                                            900                       2,925
                                  +  VistaCare, Inc. Class A                                      1,805                      30,017
                                  +  Visx, Inc.                                                   2,300                      59,501
                                     Vital Signs, Inc.                                              800                      31,136
                                  +  Vivus, Inc.                                                  2,400                      10,680
                                     West Pharmaceutical Services, Inc.                           1,400                      35,042
                                  +  Wilson Greatbatch Technologies, Inc.                         2,100                      47,082
                                  +  Women First Healthcare, Inc.                                 1,200                           1
                                  +  Wright Medical Group, Inc.                                   1,400                      39,900
                                  +  XOMA Ltd.                                                    2,000                       5,180
                                  +  Zila, Inc.                                                   2,700                      11,556
                                  +  Zoll Medical Corp.                                             555                      19,092
                                  +  Zymogenetics, Inc.                                           2,000                      46,000
                                                                                                                       ------------
                                                                                                                         20,815,570
-----------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry++                           Common Stocks                                          Shares Held                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Electronics - 5.9%                +  8x8, Inc.(f)                                                 7,300                $     29,711
                                  +  ADE Corp.                                                      800                      14,976
                                  +  APAC Customer Services, Inc.                                 3,100                       5,394
                                  +  APW Ltd.                                                     3,800                           0
                                  +  ATMI, Inc.                                                   1,800                      40,554
                                     AVX Corp.                                                    9,100                     114,660
                                  +  AXT, Inc.                                                    1,200                       1,896
                                  +  Ace*Comm Corp.                                                  56                         124
                                  +  Actel Corp.                                                  2,900                      50,866
                                     Acuity Brands, Inc.                                          2,400                      76,320
                                     Acxiom Corp.                                                 5,200                     136,760
                                  +  Advanced Energy Industries, Inc.                             1,900                      17,347
                                  +  Advanced Power Technology, Inc.                                500                       3,870
                                  +  Agere Systems, Inc. Class A                                 95,635                     131,020
                                     Agilysys, Inc.                                               2,200                      37,708
                                  +  Airnet Communications Corp.                                     20                          60
                                  +  Alliance Fiber Optic Products, Inc.                          1,400                       2,100
                                  +  Alliance Semiconductor Corp.                                 5,000                      18,500
                                  +  Alliant Techsystems, Inc.                                    2,262                     147,889
                                  +  American Physicians Capital, Inc.                            1,200                      43,224
                                  +  American Science & Engineering, Inc.                         1,200                      49,452
                                  +  American Technical Ceramics Corp.                              100                         998
                                  +  Amkor Technology, Inc.                                      13,810                      92,251
                                  +  Amphenol Corp. Class A                                       5,405                     198,580
                                  +  Amtech Systems, Inc.                                           100                         420
                                  +  Anadigics, Inc.                                              2,200                       8,250
                                  +  Anaren, Inc.                                                 1,200                      15,552
                                     Anixter International, Inc.                                  2,200                      79,178
                                  +  Applera Corp. - Celera Genomics Group                        4,100                      56,375
                                  +  Arris Group, Inc.                                            5,200                      36,608
                                  +  Arrow Electronics, Inc.                                      5,600                     136,080
                                  +  Aspect Communications Corp.                                  3,500                      38,990
                                  +  Asyst Technologies Inc.                                      4,300                      21,887
                                  +  Atheros Communications Inc.                                  1,600                      16,400
                                  +  Atmel Corp.                                                 27,600                     108,192
                                  +  Audiovox Corp. Class A                                       2,200                      34,716
                                  +  Avanex Corp.                                                 4,000                      13,240
                                  +  Avid Technology, Inc.                                        2,000                     123,500
                                  +  Avnet, Inc.                                                  6,564                     119,727
                                  +  Aware, Inc.                                                    900                       4,365
                                  +  Axcelis Technologies, Inc.                                   6,400                      52,032
                                  +  Axsys Technologies, Inc.                                     1,800                      31,644
                                     BEI Technologies, Inc.                                       1,500                      46,320
                                     Badger Meter, Inc.                                             200                       5,990
                                     Bel Fuse, Inc. Class A                                         900                      26,370
                                     Belden CDT, Inc.                                             2,800                      64,960
                                  +  Bell Microproducts, Inc.                                     3,335                      32,083
                                  +  Benchmark Electronics, Inc.                                  2,500                      85,250
                                     Boston Acoustics, Inc.                                         200                       2,770
                                  +  Broadwing Corp.                                              2,880                      26,237
                                  +  Brooks Automation, Inc.                                      2,796                      48,147
                                  +  Bruker BioSciences Corp.                                     5,300                      21,359
                                     C&D Technologies, Inc.                                       1,400                      23,856
                                  +  C-COR, Inc.                                                  2,600                      24,180
                                  +  CCC Information Services Group                                 764                      16,968
                                  +  CMGI, Inc.                                                  19,400                      49,470
                                     CTS Corp.                                                    2,200                      29,238
                                  +  Cabot Microelectronics Corp.                                 1,900                      76,095
                                  +  Cadence Design Systems, Inc.                                15,400                     212,674
                                  +  CalAmp Corp.                                                 2,600                      23,244
                                  +  California Micro Devices CP                                  2,300                      16,307
                                  +  Caliper Life Sciences, Inc.                                  3,185                      23,983
                                  +  Captaris, Inc.                                               1,900                       9,804
                                     Celeritek, Inc.                                                500                         765
                                  +  Cepheid, Inc.                                                2,400                      23,856
                                  +  Ceva, Inc.                                                   1,100                      10,018
                                     Champion Industries, Inc.                                      700                       2,562
                                  +  Checkpoint Systems, Inc.                                     2,200                      39,710
                                  +  Chronimed, Inc.                                                800                       5,224
                                  +  Cirrus Logic, Inc.                                           4,100                      22,591
                                  +  Coherent, Inc.                                               2,600                      79,144
                                     Cohu, Inc.                                                   1,300                      24,128
                                  +  CommScope, Inc.                                              2,500                      47,250
                                  +  Computer Network Technology Corp.                            1,700                      12,070
                                  +  Comtech Telecommunications Corp.                             1,600                      60,176
                                  +  Conexant Systems, Inc.                                      36,848                      73,327
                                  +  Cox Radio, Inc. Class A                                      2,200                      36,256
                                  +  Credence Systems Corp.                                       3,200                      29,280
                                  +  Cree, Inc.                                                   3,600                     144,288
                                  +  Cymer, Inc.                                                  2,205                      65,136

Master Extended Market Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry++                           Common Stocks                                          Shares Held                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Electronics (continued)           +  Cypress Semiconductor Corp.                                  7,200                $     84,456
                                  +  DDi Corp.                                                    1,590                       5,056
                                  +  DSP Group, Inc.                                              2,700                      60,291
                                  +  Daktronics, Inc.                                             1,800                      44,802
                                  +  Dataram Corp.                                                  100                         636
                                  +  Digital Theater Systems, Inc.                                  300                       6,039
                                  +  Dionex Corp.                                                 1,600                      90,672
                                  +  Ducommun, Inc.                                                 500                      10,425
                                  +  Dupont Photomasks, Inc.                                      2,200                      58,102
                                  +  Dynamics Research Corp.                                      1,400                      24,962
                                  +  EFJ, Inc.                                                    2,800                      27,020
                                  +  EMS Technologies, Inc.                                         600                       9,972
                                  +  ESS Technology                                               4,000                      28,440
                                  +  Electro Scientific Industries, Inc.                          2,500                      49,400
                                  +  Electroglas, Inc.(f)                                         1,700                       8,075
                                  +  Electronics for Imaging                                      4,000                      69,640
                                  +  eMagin Corp.                                                   200                         236
                                  +  Emcore Corp.                                                 1,900                       6,631
                                  +  Emerson Radio                                                1,700                       6,375
                                  +  Emulex Corp.                                                 4,100                      69,044
                                  +  Energizer Holdings, Inc.                                     4,500                     223,605
                                  +  Energy Conversion Devices, Inc.                              1,100                      21,252
                                  +  Entrada Networks, Inc.                                          25                           3
                                  +  Exar Corp.                                                   3,900                      55,341
                                  +  Excel Technology, Inc.                                         100                       2,600
                                  +  FEI Co.                                                      2,000                      42,000
                                  +  FSI International, Inc.                                      1,800                       8,406
                                  +  Fairchild Semiconductor International, Inc.                  5,600                      91,056
                                  +  Faro Technologies, Inc.                                      1,400                      43,652
                                  +  Flir Systems, Inc.                                           2,100                     133,959
                                  +  Formfactor, Inc.                                             1,300                      35,282
                                  +  Freescale Semiconductor, Inc. Class A                       24,000                     427,680
                                  +  FuelCell Energy, Inc.(f)                                     2,900                      28,710
                                  +  GTC Biotherapeutics, Inc.                                    2,400                       3,648
                                  +  General Cable Corp.                                          2,300                      31,855
                                  +  Genesis Microchip, Inc.                                      3,100                      50,282
                                  +  Getty Images, Inc.                                           3,200                     220,320
                                  +  Glenayre Technologies, Inc.                                    500                       1,090
                                  +  Glowpoint, Inc.                                                200                         310
                                     Harman International Industries, Inc.                        3,400                     431,800
                                  +  Harmonic, Inc.                                               4,300                      35,862
                                     Harris Corp.                                                 2,345                     144,897
                                  +  Harvard Bioscience, Inc.                                     1,520                       7,038
                                     Hearst-Argyle Television, Inc.                               3,200                      84,416
                                  +  Herley Industries, Inc.                                      2,075                      42,205
                                  +  Hifn, Inc.                                                     447                       4,121
                                  +  Hollywood Entertainment Corp.                                3,600                      47,124
                                  +  Hungarian Telephone & Cable                                    800                      11,520
                                  +  Hutchinson Technology, Inc.                                    495                      17,112
                                  +  IRIS International, Inc.                                     2,600                      25,142
                                  +  IXYS Corp.                                                   2,000                      20,640
                                  +  Illumina, Inc.                                               1,900                      18,012
                                  +  Innovex, Inc.                                                3,935                      21,446
                                  +  Integrated Circuit Systems, Inc.                             3,900                      81,588
                                  +  Integrated Silicon Solutions, Inc.                           2,000                      16,400
                                  +  Interactive Data Corp.                                       4,500                      97,830
                                  +  Interlink Electronics, Inc.                                    100                         946
                                  +  Intermagnetics General Corp.                                 2,403                      61,060
                                  +  International Rectifier Corp.                                3,800                     169,366
                                     Intersil Corp. Class A                                       8,115                     135,845
                                  +  Itron, Inc.                                                  2,300                      54,993
                                  +  Ixia                                                         2,100                      35,301
                                     Keithley Instruments, Inc.                                     600                      11,820
                                  +  Kemet Corp.                                                  4,800                      42,960
                                  +  Kopin Corp.                                                  4,200                      16,254
                                  +  Kulicke & Soffa Industries, Inc.                             5,000                      43,100
                                  +  LCC International, Inc. Class A                                100                         583
                                  +  Lam Research Corp.                                           7,800                     225,498
                                  +  Laserscope                                                   1,650                      59,252
                                  +  Lattice Semiconductor Corp.                                  6,170                      35,169
                                  +  Leadis Technology, Inc.                                        200                       2,130
                                  +  LeCroy Corp.                                                   500                      11,670
                                  +  Lightpath Technologies, Inc. Class A                           100                         445
                                  +  Littelfuse, Inc.                                             1,770                      60,463
                                  +  M-Wave, Inc.                                                   100                         132
                                  +  MEMC Electronic Materials, Inc.                             10,700                     141,775
                                  +  MKS Instruments, Inc.                                        2,953                      54,778
                                  +  MRV Communications, Inc.                                     6,287                      23,073
                                     MTS Systems Corp.                                            2,200                      74,382
                                  +  Macromedia, Inc.                                             3,160                      98,339

Master Extended Market Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry++                           Common Stocks                                          Shares Held                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Electronics (continued)           +  Mattson Technology, Inc.                                     1,800                $     20,268
                                  +  Maxwell Technologies, Inc.                                     400                       4,056
                                  +  Mercury Computer Systems, Inc.                               1,400                      41,552
                                  +  Mestek, Inc.                                                   500                       9,010
                                     Methode Electronics, Inc.                                    2,100                      26,985
                                  +  Microsemi Corp.                                              3,600                      62,496
                                  +  Mobility Electronics, Inc.                                   1,700                      14,586
                                  +  Monolithic System Technology, Inc.                           2,155                      13,426
                                  +  Mykrolis Corp.                                               2,400                      34,008
                                  +  NU Horizons Electronics Corp.                                  800                       6,384
                                  +  Nanogen, Inc.                                                1,825                      13,432
                                  +  Nanometrics, Inc.                                            2,000                      32,238
                                  +  Nanophase Technologies Corp.(f)                              3,000                      26,619
                                  +  Neomagic Corp.                                               1,600                       1,968
                                  +  Neoware Systems, Inc.                                        1,000                       9,309
                                  +  Netgear, Inc.                                                3,100                      56,389
                                  +  Netopia, Inc.                                                3,400                      11,050
                                  +  Newport Corp.                                                2,200                      31,020
                                  +  Novoste Corp.                                                1,000                       1,710
                                  +  ON Semiconductor Corp.                                      15,350                      69,689
                                  +  OSI Systems, Inc.                                              700                      15,897
                                  +  Omnivision Technologies, Inc.                                4,400                      80,740
                                  +  Oplink Communications, Inc.                                  7,700                      15,169
                                  +  Optical Communication Products, Inc.                           400                       1,000
                                  +  P-Com, Inc.                                                      4                           2
                                  +  PDF Solutions, Inc.                                            200                       3,222
                                  +  PLX Technology, Inc.                                         1,500                      15,600
                                     Park Electrochemical Corp.                                   1,150                      24,932
                                  +  Parkervision, Inc.                                             800                       7,119
                                  +  Parlex Corp.                                                 1,100                       8,250
                                  +  Paxson Communications Corp.                                  3,600                       4,968
                                  +  Pemstar, Inc.                                                2,700                       4,887
                                  +  Pericom Semiconductor Corp.                                  1,500                      14,145
                                  +  Photon Dynamics, Inc.                                        1,600                      38,848
                                  +  Pinnacle Systems, Inc.                                       3,200                      19,520
                                  +  Pixelworks, Inc.                                             2,700                      30,618
                                  +  Planar Systems, Inc.                                           900                      10,107
                                     Plantronics, Inc.                                            2,600                     107,822
                                  +  Plexus Corp.                                                 2,300                      29,923
                                  +  Powell Industries, Inc.                                        600                      11,094
                                  +  Power Integrations, Inc.                                     1,800                      35,604
                                  +  Powerwave Technologies, Inc.                                 4,400                      37,312
                                     Preformed Line Products Co.                                    900                      26,082
                                  +  Proxim Corp. Class A                                         2,262                       9,252
                                  +  Quantum Corp.                                                6,100                      15,982
                                  +  QuickLogic Corp.                                               200                         568
                                  +  RF Micro Devices, Inc.                                      10,835                      74,111
                                  +  Radisys Corp.                                                  900                      17,595
                                  +  Rambus, Inc.                                                 6,400                     147,200
                                  +  Rayovac Corp.                                                1,600                      48,896
                                  +  Remec, Inc.                                                  4,800                      34,608
                                     Richardson Electronics Ltd.                                    800                       8,488
                                  +  Robotic Vision Systems, Inc.                                   100                          72
                                  +  Rofin-Sinar Technologies, Inc.                                 900                      38,205
                                  +  Rudolph Technologies, Inc.                                   1,000                      17,170
                                  +  SAFLINK Corp.                                                5,900                      16,343
                                  +  SBS Technologies, Inc.                                       2,300                      32,108
                                  +  SCM Microsystems, Inc.                                         800                       3,904
                                  +  Sagemark Cos. Ltd.                                           1,200                       4,200
                                  +  ScanSoft, Inc.                                               6,318                      26,472
                                     Seagate Technology                                          26,700                     461,109
                                  +  Semitool, Inc.                                               1,100                      10,208
                                  +  Semtech Corp.                                                5,300                     115,911
                                  +  Sigmatel, Inc.                                               1,300                      46,189
                                  +  Sigmatron International, Inc.                                1,200                      16,164
                                  +  Silicon Image, Inc.                                          4,400                      72,424
                                  +  Silicon Laboratories, Inc.                                   3,100                     109,461
                                  +  Silicon Storage Technology, Inc.                             5,800                      34,510
                                  +  Siliconix, Inc.                                              1,800                      65,682
                                  +  SimpleTech, Inc.                                               600                       2,760
                                  +  Sipex Corp.                                                  1,900                       8,892
                                  +  Sirenza Microdevices, Inc.                                   3,300                      21,648
                                  +  Sirf Technology Holdings, Inc.                               1,700                      21,624
                                  +  Skyworks Solutions, Inc.                                     8,900                      83,927
                                  +  SmartDisk Corp.                                                100                          18
                                  +  Somera Communications, Inc.                                  2,500                       3,175
                                     Spectralink Corp.                                            1,200                      17,016
                                  +  Standard Microsystems Corp.                                  1,400                      24,962
                                  +  Stratex Networks, Inc.                                       5,400                      12,204
                                  +  Suntron Corp.                                                  200                         628

Master Extended Market Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry++                           Common Stocks                                          Shares Held                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Electronics (concluded)           +  Superconductor Technologies                                  4,320                $      6,005
                                  +  Supertex, Inc.                                                 100                       2,170
                                  +  Symmetricom, Inc.                                            2,076                      20,158
                                  +  Synaptics, Inc.                                              2,300                      70,334
                                  +  TTM Technologies, Inc.                                       1,900                      22,420
                                  +  Taser International, Inc.(f)                                 3,230                     102,003
                                  +  Technitrol, Inc.                                             1,900                      34,580
                                  +  Tegal Corp.                                                 10,100                      16,463
                                  +  Tekelec                                                      3,700                      75,628
                                  +  Terayon Corp.                                                4,400                      11,924
                                  +  Tessera Technologies, Inc.                                   1,500                      55,815
                                  +  Therma-Wave, Inc.                                            5,500                      19,030
                                  +  Thomas & Betts Corp.                                         5,865                     180,349
                                  +  Three-Five Systems, Inc.                                     1,300                       3,146
                                  +  Tollgrade Communications, Inc.                                 800                       9,792
                                  +  Transmeta Corp.                                             10,000                      16,300
                                  +  Transwitch Corp.                                             3,600                       5,544
                                  +  Tripath Technology, Inc.                                     1,700                       2,125
                                  +  Triquint Semiconductor, Inc.                                 6,845                      30,460
                                     Triton Network Systems, Inc.                                   100                           3
                                  +  Tvia, Inc.                                                     200                         396
                                  +  Tweeter Home Entertainment Group, Inc.                       1,500                      10,275
                                  +  Ultralife Batteries, Inc.                                    1,500                      29,175
                                  +  Ultratech, Inc.                                              2,400                      45,240
                                     United Industrial Corp.                                      1,800                      69,732
                                     Unitil Corp.                                                   600                      16,980
                                  +  Valence Technology, Inc.                                     1,800                       5,580
                                  +  Varian, Inc.                                                 2,050                      84,071
                                  +  Varian Semiconductor Equipment Associates, Inc.              2,200                      81,070
                                  +  Vialta, Inc.                                                   105                          22
                                  +  Viasat, Inc.                                                 1,400                      33,978
                                     Vicor Corp.                                                  1,800                      23,598
                                  +  Virage Logic Corp.                                           1,300                      24,141
                                  +  Vishay Intertechnology, Inc.                                 9,326                     140,077
                                  +  Vitesse Semiconductor Corp.                                 12,600                      44,478
                                  +  Vyyo, Inc.                                                      66                         568
                                  +  WJ Communications                                            3,600                      12,384
                                  +  Western Digital Corp.                                       13,000                     140,920
                                  +  Western Wireless Corp. Class A                               5,900                     172,870
                                  +  YDI Wireless, Inc.                                              75                         458
                                  +  Zebra Technologies Corp. Class A                             4,117                     231,705
                                  +  Zhone Technologies, Inc.                                     4,352                      10,793
                                  +  Zoran Corp.                                                  3,361                      38,920
                                                                                                                       ------------
                                                                                                                         12,754,736
-----------------------------------------------------------------------------------------------------------------------------------
Energy & Raw Materials - 2.6%     +  AMIS Holdings, Inc.                                          3,600                      59,472
                                     APCO Argentina, Inc.                                         1,000                      36,150
                                     Alliance Resource Partners LP                                1,500                     111,000
                                  +  Altair Nanotechnologies, Inc.                                8,900                      23,941
                                     Arch Coal, Inc.                                              3,700                     131,498
                                  +  Atwood Oceanics, Inc.                                        1,400                      72,940
                                     Barnwell Industries, Inc.                                      100                       7,401
                                  +  Brigham Exploration Co.                                      2,400                      21,600
                                     Buckeye Partners LP                                          1,200                      50,784
                                     CARBO Ceramics, Inc.                                           900                      62,100
                                     Cabot Oil & Gas Corp. Class A                                2,480                     109,740
                                  +  Canyon Resources Corp.                                       5,600                       7,168
                                  +  Cimarex Energy Co.                                           2,481                      94,030
                                     Compass Minerals International, Inc.                         1,700                      41,191
                                  +  Cooper Cameron Corp.                                         1,600                      86,096
                                     Crosstex Energy, Inc.                                          100                       4,190
                                  +  Dawson Geophysical Co.                                       1,500                      32,775
                                  +  Denbury Resources, Inc.                                      3,200                      87,840
                                  +  Diodes, Inc.                                                   700                      15,841
                                  +  Dril-Quip, Inc.                                                700                      16,982
                                     ENSCO International, Inc.                                    7,720                     245,033
                                  +  Emex Corp.                                                   4,203                           0
                                     Enterprise Products Partners LP(f)                          18,005                     465,609
                                  +  The Exploration Co. of Delaware, Inc.                        1,000                       6,210
                                  +  FMC Technologies, Inc.                                       3,200                     103,040
                                  +  Forest Oil Corp.                                             2,600                      82,472
                                  +  Friede Goldman Halter, Inc.                                    500                           0
                                  +  Grant Prideco, Inc.                                          5,800                     116,290
                                  +  Grey Wolf, Inc.                                             10,800                      56,916
                                  +  Hanover Compressor Co.                                       2,849                      40,256
                                  +  Headwaters, Inc.                                             2,700                      76,950
                                     Helmerich & Payne, Inc.                                      2,700                      91,908
                                  +  Horizon Offshore, Inc.                                       4,800                       7,872
                                  +  Hydril                                                       1,800                      81,918
                                     Inergy LP                                                    1,900                      54,606
                                     Joy Global, Inc.                                             3,000                     130,290

Master Extended Market Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry++                           Common Stocks                                          Shares Held                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Energy & Raw Materials +             Kestrel Energy, Inc.                                           900                $        630
(concluded)                       +  Key Energy Services, Inc.                                    7,800                      92,040
                                  +  Kirby Corp.                                                  1,500                      66,570
                                     Lufkin Industries, Inc.                                        300                      11,972
                                  +  Lynx Therapeutics, Inc.                                         14                          53
                                  +  MAXXAM, Inc.                                                   600                      19,560
                                     Massey Energy Co.                                            4,700                     164,265
                                  +  McDermott International, Inc.                                5,700                     104,652
                                  +  NL Industries                                                3,000                      66,300
                                     Natural Resource Partners LP                                   200                      11,530
                                  +  Newpark Resources                                            5,000                      25,750
                                     Noble Energy, Inc.                                           3,400                     209,644
                                  +  Offshore Logistics, Inc.                                     2,200                      71,434
                                  +  Oil States International, Inc.                               1,400                      27,006
                                  +  Parker Drilling Co.                                          9,600                      37,728
                                     Peabody Energy Corp.                                         3,295                     266,598
                                     Penn Virginia Corp.                                            800                      32,456
                                  +  Petroleum Development Corp.                                  1,780                      68,655
                                     Plains All American Pipeline LP                              2,800                     105,672
                                  +  Prolong International Corp.                                  5,700                       1,368
                                  +  Quantum Fuel Systems Technologies Worldwide, Inc.            1,300                       7,826
                                     RGC Resources, Inc.                                            100                       2,589
                                     Range Resources Corp.                                        5,000                     102,300
                                  +  Reliant Energy, Inc.                                        16,900                     230,685
                                  +  SEACOR Holdings, Inc.                                        1,100                      58,740
                                  +  Smith International, Inc.                                    4,500                     244,845
                                  +  Southwestern Energy Co.                                      2,000                     101,380
                                  +  Swift Energy Co.                                             1,900                      54,986
                                     TC Pipelines LP                                              1,100                      41,558
                                     Tidewater, Inc.                                              1,055                      37,569
                                  +  Trico Marine Services, Inc.                                  5,700                         998
                                     USEC, Inc.                                                   4,000                      38,760
                                  +  Unit Corp.                                                   2,400                      91,704
                                  +  W-H Energy Services, Inc.                                    2,900                      64,844
                                  +  Weatherford International Ltd.                               7,100                     364,230
                                     Western Gas Resources, Inc.                                  3,800                     111,150
                                  +  Westmoreland Coal Co.                                          500                      15,230
                                     World Fuel Services Corp.                                      600                      29,880
                                  +  Xanser Corp.                                                 1,300                       3,640
                                                                                                                       ------------
                                                                                                                          5,618,906
-----------------------------------------------------------------------------------------------------------------------------------
Energy & Utilities - 2.7%            AGL Resources, Inc.                                          4,000                     132,960
                                  +  ATG, Inc.                                                    1,100                           0
                                  +  Active Power, Inc.                                           3,500                      16,100
                                     Alliant Energy Corp.                                         6,200                     177,320
                                     American States Water Co.                                      950                      24,700
                                     Aqua America, Inc.                                           4,613                     113,434
                                  +  Aquila, Inc.                                                 7,810                      28,819
                                     Artesian Resources Corp. Class A                               150                       4,218
                                     Atmos Energy Corp.                                           4,100                     112,135
                                     Avista Corp.                                                 2,900                      51,243
                                     BIW Ltd.                                                       200                       3,950
                                  +  Beacon Power Corp.                                           7,730                       7,034
                                     Black Hills Corp.                                            1,800                      55,224
                                     CH Energy Group, Inc.                                          900                      43,245
                                     California Water Service Group                                 900                      33,885
                                     Cascade Natural Gas Corp.                                      800                      16,960
                                  +  Catalytica Energy Systems                                    2,766                       6,251
                                     Central Vermont Public Service Corp.                         1,700                      39,542
                                     Chesapeake Utilities Corp.                                   1,400                      37,380
                                     Cleco Corp.                                                  2,800                      56,728
                                     Connecticut Water Service, Inc.                                400                      10,596
                                     DPL, Inc.                                                    8,435                     211,803
                                     Delta Natural Gas Co., Inc.                                    100                       2,722
                                     Duquesne Light Holdings, Inc.                                4,100                      77,285
                                  +  El Paso Electric Co.                                         3,900                      73,866
                                     The Empire District Electric Co.                             2,700                      61,236
                                     Energen Corp.                                                2,400                     141,480
                                     Energy East Corp.                                            7,800                     208,104
                                  +  Energy West, Inc.                                              200                       1,380
                                     EnergySouth, Inc.                                              450                      12,618
                                     Equitable Resources, Inc.                                    3,790                     229,901
                                     Florida Public Utilities Co.                                   133                       2,547
                                     Great Plains Energy, Inc.                                    5,100                     154,428
                                     Green Mountain Power Corp.                                   1,000                      28,830
                                     Hawaiian Electric Industries                                 4,720                     137,588
                                     Idacorp, Inc.                                                2,100                      64,197
                                     The Laclede Group, Inc.                                      2,000                      62,300
                                     MDU Resources Group, Inc.                                    5,750                     153,410
                                     MGE Energy, Inc.                                               300                      10,809
                                     Middlesex Water Co.                                            466                       8,826

Master Extended Market Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry++                           Common Stocks                                          Shares Held                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Energy & Utilities (concluded)    +  NRG Energy, Inc.                                             5,430                $    195,751
                                     NSTAR                                                        2,800                     151,984
                                     National Fuel Gas Co.                                        4,650                     131,781
                                     New Jersey Resources Corp.                                   2,140                      92,748
                                     Northeast Utilities                                          8,200                     154,570
                                     Northwest Natural Gas Co.                                    1,600                      53,984
                                     OGE Energy Corp.                                             5,000                     132,550
                                     Oneok, Inc.                                                  5,790                     164,552
                                     Otter Tail Corp.                                             1,200                      30,636
                                     PNM Resources, Inc.                                          3,400                      85,986
                                     Pennichuck Corp.                                               133                       3,471
                                     Pepco Holdings, Inc.                                        10,273                     219,020
                                     Piedmont Natural Gas Co.                                     3,700                      85,988
                                     Puget Energy, Inc.                                           5,500                     135,850
                                     Questar Corp.                                                4,200                     214,032
                                     SCANA Corp.                                                  6,300                     248,220
                                     SEMCO Energy, Inc.                                           5,800                      30,972
                                     SJW Corp.                                                      300                      10,920
                                  +  Sierra Pacific Resources                                     6,600                      69,300
                                     South Jersey Industries, Inc.                                  800                      42,048
                                  +  Southern Union Co.                                           4,542                     108,917
                                     Southwest Gas Corp.                                          1,600                      40,640
                                     Southwest Water Co.                                          1,497                      20,139
                                  +  Streicher Mobile Fueling, Inc.                                 600                       1,098
                                     UGI Corp.                                                    3,280                     134,185
                                     UIL Holdings Corp.                                           1,400                      71,820
                                     Unisource Energy Corp.                                       2,600                      62,686
                                     Vectren Corp.                                                3,400                      91,120
                                  +  Veritas DGC, Inc.                                            2,940                      65,885
                                     WGL Holdings, Inc.                                           2,300                      70,932
                                     WPS Resources Corp.                                            700                      34,972
                                     Westar Energy, Inc.                                          5,225                     119,496
                                     Wisconsin Energy Corp.                                       7,380                     248,780
                                                                                                                       ------------
                                                                                                                          5,940,087
-----------------------------------------------------------------------------------------------------------------------------------
Environmental Control - 0.0%      +  Darling International, Inc.                                    600                       2,616
-----------------------------------------------------------------------------------------------------------------------------------
Finance - 0.1%                       American Mortgage Acceptance Co.                               500                       8,600
                                  +  Criimi MAE, Inc.                                             3,100                      49,910
                                  +  The First Marblehead Corp.                                   3,300                     185,625
                                  +  Frontline Capital Group                                        300                           0
                                                                                                                       ------------
                                                                                                                            244,135
-----------------------------------------------------------------------------------------------------------------------------------
Finance Services - 0.4%              Apollo Investment Corp.                                      2,900                      43,790
                                     Genworth Financial, Inc. Class A                            25,600                     691,200
                                     Greenhill & Co., Inc.                                          700                      20,090
                                     NewAlliance Bancshares, Inc.                                 5,400                      82,620
                                                                                                                       ------------
                                                                                                                            837,700
-----------------------------------------------------------------------------------------------------------------------------------
Food & Agriculture - 2.9%         +  7-Eleven, Inc.                                               6,900                     165,255
                                     Alico, Inc.                                                    400                      23,408
                                     American Italian Pasta Co. Class A                           1,200                      27,900
                                     The Andersons, Inc.                                            300                       7,650
                                  +  Atlantic Premium Brands Ltd.                                   600                         660
                                  +  Bridgford Foods Corp.                                          500                       4,500
                                     Bunge Ltd.                                                   6,600                     376,266
                                  +  Cagle's, Inc. Class A                                          200                       2,580
                                     Chiquita Brands International, Inc.                          1,802                      39,752
                                     Coca-Cola Bottling Co. Consolidated                            400                      22,824
                                     Corn Products International, Inc.                            2,200                     117,832
                                  +  Cuisine Solutions, Inc.                                      1,200                       4,200
                                  +  Dairy Mart Convenience Stores                                  500                           0
                                  +  Dean Foods Co.                                               8,461                     278,790
                                  +  Del Monte Foods Co.                                         13,100                     144,362
                                     Delta & Pine Land Co.                                        2,300                      62,744
                                  +  Eden Bioscience Corp.                                        2,700                       2,619
                                  +  Embrex, Inc.                                                   400                       5,300
                                     Farmer Bros. Co.                                               200                       4,848
                                  +  Fisher Communications, Inc.                                    100                       4,888
                                     Flowers Foods, Inc.                                          2,675                      84,476
                                  +  Fresh Brands, Inc.                                             900                       6,975
                                     Fresh Del Monte Produce, Inc.                                4,500                     133,245
                                  +  Gehl Co.                                                     1,100                      25,685
                                  +  Glacier Water Services, Inc.                                   200                       5,398
                                     Golden Enterprises, Inc.                                       600                       1,656
                                  +  Green Mountain Coffee Roasters, Inc.                           400                      10,040
                                  +  Griffin Land & Nurseries, Inc.                               1,000                      25,750
                                  +  Hain Celestial Group, Inc.                                   2,200                      45,474
                                  +  Hansen Natural Corp.                                         1,100                      40,238
                                  +  Harris & Harris Group, Inc.                                  2,000                      32,760
                                  +  Hines Horticulture, Inc.                                     4,100                      14,227
                                     Hormel Foods Corp.                                           7,890                     247,351
                                     Imperial Sugar Co. New Shares                                   12                         229
                                     Ingles Markets, Inc. Class A                                 1,800                      22,302

Master Extended Market Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry++                           Common Stocks                                          Shares Held                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Food & Agriculture (concluded)    +  Ionatron, Inc.(f)                                            2,165                $     24,335
                                     J&J Snack Foods Corp.                                          500                      24,515
                                     The JM Smucker Co.                                           3,319                     156,225
                                  +  John B. Sanfilippo & Son, Inc.                                 600                      15,468
                                     Kraft Foods, Inc.                                           62,980                   2,242,718
                                     Lance, Inc.                                                  1,700                      32,351
                                  +  Lifeway Foods, Inc.                                            900                       8,226
                                  +  M&F Worldwide Corp.                                          1,000                      13,620
                                     MGP Ingredients, Inc.                                        1,600                      13,824
                                     Marsh Supermarkets, Inc. Class B                               700                       8,610
                                  +  Maui Land & Pineapple Co., Inc.                                400                      15,700
                                  +  Monterey Gourmet Foods, Inc.                                   700                       2,366
                                     Nash Finch Co.                                               1,520                      57,395
                                  +  Neogen Corp.                                                   875                      19,819
                                  +  NitroMed, Inc.(f)                                            2,100                      55,965
                                  +  The Pantry, Inc.                                             1,300                      39,117
                                  +  Peet's Coffee & Tea, Inc.                                      700                      18,529
                                     PepsiAmericas, Inc.                                          8,227                     174,741
                                  +  Performance Food Group Co.                                   3,800                     102,258
                                     Pilgrim's Pride Corp.                                        4,100                     125,788
                                  +  Provena Foods, Inc.                                          1,200                       1,080
                                     Ralcorp Holdings, Inc.                                       1,732                      72,623
                                     Rocky Mountain Chocolate Factory, Inc.                         660                       9,669
                                     Sanderson Farms, Inc.                                        1,150                      49,772
                                  +  The Scotts Co. Class A                                       1,900                     139,688
                                  +  Seneca Foods Corp.                                             200                       3,600
                                  +  Smart & Final, Inc.                                          1,700                      24,463
                                  +  Smithfield Foods, Inc.                                       7,100                     210,089
                                  +  Spartan Stores, Inc.                                           800                       5,320
                                  +  Spectrum Organic Products, Inc.                              2,200                       1,166
                                     Standard Commercial Corp.                                      700                      13,622
                                     Tasty Baking Co.                                               400                       3,236
                                  +  Tejon Ranch Co.                                                200                       8,160
                                  +  Terra Industries, Inc.(f)                                    4,600                      40,848
                                     Tootsie Roll Industries, Inc.                                2,999                     103,855
                                     Tyson Foods, Inc. Class A                                   20,158                     370,907
                                  +  United Natural Foods, Inc.                                   3,200                      99,520
                                  +  Wild Oats Markets, Inc.                                      3,500                      30,835
                                  +  Willamette Valley Vineyards                                    800                       2,376
                                  +  Zanett, Inc.                                                   500                       2,545
                                  +  Zapata Corp.                                                   100                       5,990
                                                                                                                       ------------
                                                                                                                          6,343,118
-----------------------------------------------------------------------------------------------------------------------------------
Gold - 0.1%                       +  Glamis Gold Ltd.                                             5,900                     101,244
                                  +  Hanover Gold Co., Inc.                                      13,100                         917
                                  +  MK Resources Co.                                             2,000                       4,080
                                  +  Meridian Gold, Inc.                                          5,580                     105,853
                                     Royal Gold, Inc.                                             2,835                      51,710
                                  +  US Gold Corp.                                               12,700                       5,207
                                                                                                                       ------------
                                                                                                                            269,011
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 3.5%                     21st Century Insurance Group                                 5,300                      72,080
                                     Alfa Corp.                                                   3,500                      53,147
                                  +  Alleghany Corp.                                                522                     148,901
                                  +  Allmerica Financial Corp.                                    3,800                     124,754
                                     American Equity Investment Life Holding Co.                  1,100                      11,847
                                     American Financial Group, Inc.                               4,300                     134,633
                                     American National Insurance                                  1,700                     177,072
                                     AmerUs Group Co.                                             2,800                     126,840
                                  +  Arch Capital Group Ltd.                                        705                      27,283
                                  +  Argonaut Group, Inc.                                         1,700                      35,921
                                     Arthur J Gallagher & Co.                                     4,800                     156,000
                                     Assurant, Inc.                                               7,805                     238,443
                                  +  Atlantic American Corp.                                        700                       2,170
                                     Baldwin & Lyons, Inc. Class B                                  850                      22,771
                                     Bristol West Holdings, Inc.                                  3,280                      65,600
                                     Brown & Brown, Inc.                                          3,400                     148,070
                                  +  CNA Financial Corp.                                         14,829                     396,082
                                  +  CNA Surety Corp.                                               800                      10,680
                                  +  Clark, Inc.                                                  1,100                      17,072
                                     Commerce Group, Inc.                                         1,900                     115,976
                                  +  Conseco, Inc.                                                8,100                     161,595
                                     Crawford & Co. Class B                                       3,000                      22,500
                                     Delphi Financial Group Class A                               1,900                      87,685
                                     Donegal Group, Inc. Class B                                  1,566                      34,843
                                     EMC Insurance Group, Inc.                                      500                      10,820
                                     Erie Indemnity Co. Class A                                   3,500                     183,995
                                     FBL Financial Group, Inc. Class A                              800                      22,840
                                     FMS Financial Corp.                                            400                       8,200
                                  +  FPIC Insurance Group, Inc.                                     600                      21,228
                                     Fidelity National Financial, Inc.                            9,142                     417,515
                                     First American Corp.                                         4,435                     155,846

Master Extended Market Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry++                           Common Stocks                                          Shares Held                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Insurance (concluded)                First United Corp.                                             400                $      8,316
                                     Fremont General Corp.                                        4,800                     120,864
                                     Great American Financial Resources, Inc.                     2,910                      50,547
                                     HCC Insurance Holdings, Inc.                                 3,700                     122,544
                                     Harleysville Group, Inc.                                     1,800                      42,966
                                     Hilb Rogal & Hobbs Co.                                       1,900                      68,856
                                     Horace Mann Educators Corp.                                  2,400                      45,792
                                     Independence Holding Co.                                       720                      13,284
                                     Infinity Property & Casualty Corp.                           2,100                      73,920
                                     Kansas City Life Ins. Co.                                      400                      18,940
                                     LandAmerica Financial Group, Inc.                            1,200                      64,716
                                     Liberty Corp.                                                1,200                      52,752
                                  +  Markel Corp.                                                   600                     218,400
                                  +  Meadowbrook Insurance Group, Inc.                              400                       1,996
                                     Merchants Group, Inc.                                          100                       2,400
                                     Mercury General Corp.                                        2,900                     173,768
                                     NYMAGIC, Inc.                                                  600                      15,180
                                  +  National Medical Health Card Systems, Inc.                   1,000                      23,101
                                     Nationwide Financial Services Class A                        3,400                     129,982
                                  +  Navigators Group, Inc.                                         800                      24,088
                                     Odyssey Re Holdings Corp.                                    3,700                      93,277
                                  +  Ohio Casualty Corp.                                          4,600                     106,766
                                     Old Republic International Corp.                            10,650                     269,445
                                  +  PMA Capital Corp. Class A                                    4,195                      43,418
                                     The PMI Group, Inc.                                          3,400                     141,950
                                  +  Penn Treaty American Corp.                                   1,000                       2,090
                                     Penn-America Group, Inc.                                       750                      11,325
                                  +  Philadelphia Consolidated Holding Co.                        1,300                      85,982
                                     The Phoenix Cos., Inc.                                       5,600                      70,000
                                  +  Pico Holdings, Inc.                                            700                      14,539
                                     Presidential Life Corp.                                      1,800                      30,528
                                  +  ProAssurance Corp.                                           2,300                      89,953
                                     Protective Life Corp.                                        3,700                     157,953
                                     RLI Corp.                                                      900                      37,413
                                  +  RTW, Inc.                                                      200                       1,896
                                     Radian Group, Inc.                                           5,044                     268,543
                                     Reinsurance Group of America                                 3,300                     159,885
                                  +  SCPIE Holdings, Inc.                                           400                       3,960
                                     Selective Insurance Group                                    2,300                     101,752
                                     Stancorp Financial Group, Inc.                               1,600                     132,000
                                     State Auto Financial Corp.                                   1,625                      42,006
                                     Sterling Financial Corp.                                     1,250                      35,838
                                     Stewart Information Services Corp.                             900                      37,485
                                     Transatlantic Holdings, Inc.                                 4,031                     249,237
                                  +  Triad Guaranty, Inc.                                           900                      54,432
                                     UICI                                                         3,800                     128,820
                                  +  USI Holdings Corp.                                           1,200                      13,884
                                  +  Unico American Corp.                                           300                       2,820
                                     United Fire & Casualty Co.                                   1,200                      40,452
                                     Unitrin, Inc.                                                3,800                     172,710
                                  +  Universal American Financial Corp.                           3,200                      49,504
                                  +  Vesta Insurance Group, Inc.                                  1,900                       6,992
                                     WR Berkley Corp.                                             5,085                     239,859
                                  +  WellChoice, Inc.                                             4,500                     240,300
                                     Zenith National Insurance Corp.                              1,700                      84,728
                                                                                                                       ------------
                                                                                                                          7,706,563
-----------------------------------------------------------------------------------------------------------------------------------
International Oil - 0.2%          +  ATP Oil & Gas Corp.(f)                                       3,700                      68,746
                                     GlobalSantaFe Corp.                                         11,289                     373,779
                                                                                                                       ------------
                                                                                                                            442,525
-----------------------------------------------------------------------------------------------------------------------------------
Liquor - 0.2%                     +  Boston Beer Co., Inc. Class A                                  600                      12,762
                                  +  Central European Distribution Corp.                          1,875                      55,388
                                  +  The Chalone Wine Group Ltd.                                  1,900                      26,904
                                  +  Constellation Brands, Inc. Class A                           5,440                     253,014
                                     Genesee Corp. Class B                                        1,000                       2,000
                                     National Beverage Corp.                                      2,300                      19,136
                                     Pyramid Breweries, Inc.                                        100                         210
                                                                                                                       ------------
                                                                                                                            369,414
-----------------------------------------------------------------------------------------------------------------------------------
Machinery-0.0%                    +  Global Power Equipment Group, Inc.                             600                       5,904
-----------------------------------------------------------------------------------------------------------------------------------
Materials & Services -0.0%           Anchor Glass Container Corp.                                   200                       1,344
                                  +  Polymer Group, Inc. Class B                                      3                          56
                                                                                                                       ------------
                                                                                                                              1,400
-----------------------------------------------------------------------------------------------------------------------------------
Media - 3.9%                      +  Acme Communications, Inc.                                    1,000                       7,010
                                     Advanced Marketing Services                                  1,100                      11,066
                                  +  Adolor Corp.                                                 3,000                      29,760
                                  +  America's Car Mart, Inc.                                       500                      19,000
                                     Banta Corp.                                                  1,400                      62,664
                                  +  Beasley Broadcasting Group, Inc. Class A                       400                       7,012
                                     Belo Corp. Class A                                           6,580                     172,659
                                     Blockbuster, Inc. Class A                                    2,700                      25,758

Master Extended Market Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry++                           Common Stocks                                          Shares Held                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Media (concluded)                 +  CNET Networks, Inc.                                          8,600                $     96,578
                                  +  CTN Media Group, Inc.                                           50                           0
                                  +  Cablevision Systems Corp. Class A                           14,700                     366,030
                                     Cadmus Communications Corp.                                    600                       7,680
                                     Carmike Cinemas, Inc.                                        1,400                      51,100
                                  +  Charter Communications, Inc. Class A(f)                     17,600                      39,424
                                  +  Citadel Broadcasting Corp.                                   6,500                     105,170
                                  +  Consolidated Graphics, Inc.                                    500                      22,950
                                  +  Cross Media Marketing Corp.                                     29                           0
                                  +  Crown Media Holdings, Inc. Class A                           6,200                      53,320
                                  +  Cumulus Media, Inc. Class A                                  3,365                      50,744
                                  +  The DIRECTV Group, Inc.                                     85,245                   1,427,001
                                  +  Daily Journal Corp.                                            100                       3,625
                                     Dex Media, Inc.                                              5,700                     142,272
                                     EW Scripps Co. Class A                                      10,240                     494,387
                                     EchoStar Communications Corp. Class A                       14,865                     494,113
                                  +  Emmis Communications Corp. Class A                           4,300                      82,517
                                  +  Entercom Communications Corp.                                2,700                      96,903
                                  +  Entravision Communications Corp. Class A                     3,000                      25,050
                                  +  Fox Entertainment Group, Inc. Class A                       25,550                     798,693
                                  +  Gartner, Inc. Class A                                        4,980                      62,051
                                  +  Gaylord Entertainment Co.                                    2,220                      92,197
                                     Gray Television, Inc.                                        1,000                      15,500
                                     Hollinger International, Inc. Class A                        4,580                      71,814
                                  +  iBEAM Broadcasting Corp.                                        80                           0
                                  +  Insight Communications Co., Inc. Class A                     5,400                      50,058
                                  +  Intraware, Inc.                                                200                         234
                                     John Wiley & Sons, Inc. Class A                              3,900                     135,876
                                     Journal Communications, Inc. Class A                         5,500                      99,385
                                  +  Journal Register Co.                                         1,300                      25,129
                                     Lee Enterprises, Inc.                                        2,600                     119,808
                                  +  Liberty Media International, Inc. Class A                   10,125                     468,079
                                  +  Lifeline Systems, Inc.                                         400                      10,304
                                  +  Lin TV Corp. Class A                                         2,700                      51,570
                                  +  Lynch Interactive Corp.                                        100                       3,200
                                  +  Martha Stewart Living Omnimedia Class A(f)                   2,800                      81,256
                                     McClatchy Co. Class A                                        2,900                     208,249
                                     Media General, Inc. Class A                                  1,300                      84,253
                                  +  Mediacom Communications Corp. Class A                        4,600                      28,750
                                     Metro-Goldwyn-Mayer, Inc.                                   14,254                     169,338
                                  +  Network Equipment Technologies, Inc.                         1,400                      13,748
                                  +  Nexstar Broadcasting Group, Inc. Class A                     2,500                      23,050
                                  +  Penton Media, Inc.                                           1,700                         153
                                  +  Playboy Enterprises, Inc. Class B                              800                       9,832
                                  +  Primedia, Inc.                                              15,834                      60,169
                                     Pulitzer, Inc.                                                 600                      38,910
                                  +  Radio One, Inc. Class A                                      5,000                      80,500
                                  +  Raindance Communications, Inc.                               3,300                       7,656
                                     The Reader's Digest Association, Inc. Class A                5,200                      72,332
                                     Regal Entertainment Group Class A                            4,600                      95,450
                                  +  Regent Communications, Inc.                                  1,900                      10,070
                                  +  Saga Communications, Inc. Class A                              425                       7,161
                                  +  Salem Communications Corp. Class A                           1,000                      24,950
                                  +  Scholastic Corp.                                             2,610                      96,466
                                     Sinclair Broadcast Group, Inc. Class A                       5,200                      47,892
                                  +  Source Interlink Cos., Inc.                                  3,030                      40,238
                                  +  Spanish Broadcasting System Class A                          4,000                      42,240
                                     Thomas Nelson, Inc.                                            800                      18,080
                                  +  Tivo, Inc.(f)                                                6,865                      40,298
                                  +  USTMAN Technologies, Inc.                                   22,800                         182
                                  +  United Capital Corp.                                         1,800                      40,770
                                  +  Univercell Holdings, Inc.                                    9,900                          20
                                  +  Valassis Communications, Inc.                                2,600                      91,026
                                  +  Valuevision Media, Inc. Class A                              2,200                      30,602
                                     Washington Post Class B                                        525                     516,086
                                  +  Westwood One, Inc.                                           6,200                     166,966
                                  +  XM Satellite Radio Holdings, Inc. Class A                   11,575                     435,452
                                  +  Young Broadcasting, Inc. Class A                             2,400                      25,344
                                                                                                                       ------------
                                                                                                                          8,505,180
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous - 0.1%                 Chemed Corp.                                                   600                      40,266
                                  +  Coinstar, Inc.                                               2,300                      61,709
                                     Crane Co.                                                      600                      17,304
                                     Deluxe Corp.                                                 2,700                     100,791
                                     Ennis, Inc.                                                    400                       7,700
                                  +  Gerber Scientific, Inc.                                      1,400                      10,654
                                  +  Kaiser Ventures LLC Class A                                    200                           0
                                                                                                                       ------------
                                                                                                                            238,424
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Finance - 8.4%         1st Source Corp.                                             1,000                      25,510
                                  +  ACE Cash Express, Inc.                                       1,240                      36,778
                                     AG Edwards, Inc.                                             4,950                     213,890

Master Extended Market Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry++                           Common Stocks                                          Shares Held                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Finance (continued)    ASB Financial Corp.                                            300                $      6,465
                                  +  Accredited Home Lenders Holding Co.                          1,700                      84,456
                                     Advanta Corp.                                                1,700                      38,454
                                  +  Affiliated Managers Group                                    1,700                     115,158
                                     Agree Realty Corp.                                           1,400                      44,366
                                     Alliance Capital Management Holding LP                       5,500                     231,000
                                     Amcore Financial, Inc.                                       1,500                      48,270
                                  +  Ameralia, Inc.                                                 900                         720
                                     American Financial Realty Trust                              8,300                     134,294
                                     American Home Mortgage Investment Corp.                      2,344                      80,282
                                  +  AmeriCredit Corp.                                            8,150                     199,267
                                  +  Ameritrade Holding Corp.                                    26,780                     380,812
                                  +  Ampal American Israel Class A                                  100                         380
                                     Anchor Bancorp Wisconsin, Inc.                               1,600                      46,640
                                     Astoria Financial Corp.                                      4,500                     179,865
                                     Atlantic Realty Trust Inc.                                     300                       5,052
                                  +  Atlantis Plastics, Inc.                                        400                       7,120
                                     BNP Residential Properties, Inc.                               300                       4,830
                                  +  BOK Financial Corp.                                          3,101                     151,205
                                     BP Prudhoe Bay Royalty Trust(f)                              2,100                     101,430
                                  +  Bankunited Financial Corp. Class A                           2,735                      87,383
                                     Banner Corp.                                                   600                      18,714
                                     Bay View Capital Corp.                                       2,800                      42,868
                                  +  Berkshire Hathaway, Inc. Class A                                75                   6,592,500
                                  +  Berkshire Hathaway, Inc. Class B                               136                     399,296
                                     Blackrock, Inc.                                              1,100                      84,986
                                     CVB Financial Corp.                                          2,350                      62,416
                                     Capital Corp. of the West                                      300                      14,100
                                  +  CapitalSource, Inc.                                          6,100                     156,587
                                     Cascade Financial Corp.                                        412                       7,651
                                     Cash America International, Inc.                             1,700                      50,541
                                     Cathay General Bancorp                                       3,022                     113,325
                                     Cedar Shopping Centers, Inc.                                 1,100                      15,730
                                     Central Pacific Financial Corp.                              2,476                      89,557
                                  +  Cenveo, Inc.                                                 3,000                       9,300
                                  +  Ceres Group, Inc.                                            1,700                       8,772
                                     Charter Financial Corp.                                        500                      21,935
                                     CharterMac                                                   2,800                      68,432
                                     Chicago Mercantile Exchange Holdings, Inc.                   2,060                     471,122
                                  +  Citizens, Inc.+(f)                                           1,112                       7,082
                                     Coastal Financial Corp.                                        572                      10,891
                                     Commercial Capital Bancorp, Inc.                             4,122                      95,548
                                     Commercial Federal Corp.                                     2,500                      74,275
                                  +  CompuCredit Corp.                                            1,900                      51,946
                                  +  Corrections Corp. of America                                 2,000                      80,900
                                     Cotton States Life Insurance Co.                             1,600                      32,352
                                     Cross Timbers Royalty Trust                                  1,156                      46,101
                                  +  Danielson Holdings Corp.                                       700                       5,915
                                     Dime Community Bancshares                                    3,700                      66,267
                                     Downey Financial Corp.                                       1,200                      68,400
                                     ESB Financial Corp.                                            629                       9,089
                                     Eastern Virginia Bankshares, Inc.                              300                       7,752
                                     Eaton Vance Corp.                                            3,900                     203,385
                                  +  Encore Capital Group, Inc.                                   1,300                      30,914
                                  +  ePlus, Inc.                                                  2,500                      29,525
                                  +  eSpeed, Inc. Class A                                         3,300                      40,821
                                  +  The FINOVA Group, Inc.                                         900                         144
                                     Falcon Financial Investment Trust                            4,000                      28,000
                                     Fidelity Bankshares, Inc.                                      900                      38,484
                                     Financial Federal Corp.                                      1,100                      43,120
                                  +  Financial Industries Corp.                                     600                       4,800
                                     First Albany Companies Inc.                                  2,400                      23,280
                                     First Community Bancorp, Inc.                                1,000                      42,700
                                     First Defiance Financial Corp.                                 400                      11,388
                                     First Financial Corp.                                          800                      28,024
                                     First Financial Holdings, Inc.                               1,400                      45,836
                                     First Indiana Corp.                                            500                      11,255
                                     First Place Financial Corp.                                    615                      13,770
                                  +  First Union Real Estate Equity & Mortgage Investments        6,356                      23,962
                                  +  FirstFed Financial Corp.                                       800                      41,496
                                     Flagstar Bancorp, Inc.                                       3,700                      83,620
                                     Flushing Financial Corp.                                       750                      15,045
                                     Friedman Billings Ramsey Group, Inc. Class A                 8,310                     161,131
                                     Gabelli Asset Management, Inc. Class A                         400                      19,408
                                  +  Giant Industries, Inc.                                       1,555                      41,223
                                     Glacier Bancorp, Inc.                                          537                      18,279
                                     Greater Delaware Valley Savings Bank                           710                      27,690
                                     HMN Financial, Inc.                                            900                      28,890
                                     Heritage Financial Corp.                                       400                       8,848
                                     Hudson River Bancorp                                         1,500                      29,685

Master Extended Market Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry++                           Common Stocks                                          Shares Held                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Finance (continued)    Hugoton Royalty Trust                                        3,400                $     89,080
                                     Humphrey Hospitality Trust                                     300                       1,167
                                     IBERIABANK Corp.                                               800                      53,088
                                  +  ITLA Capital Corp.                                             200                      11,758
                                     Independence Community Bank Corp.                            4,468                     190,247
                                  +  Independence Federal Savings Bank                              242                       2,626
                                     Independent Bank Corp.                                       1,142                      34,066
                                     IndyMac Bancorp, Inc.                                        4,000                     137,800
                                     InnSuites Hospitality Trust                                    800                       1,104
                                  +  Instinet Group, Inc.                                        16,200                      97,686
                                     International Bancshares Corp.                               2,665                     104,948
                                  +  Investment Technology Group, Inc.                            3,000                      60,000
                                     Investors Financial Services Corp.                           4,300                     214,914
                                  +  iPayment, Inc.                                               1,400                      69,328
                                     Jefferies Group, Inc. New Shares                             3,300                     132,924
                                  +  KFX, Inc.                                                    1,700                      24,684
                                     KNBT Bancorp, Inc.                                           1,790                      30,251
                                  +  Knight Trading Group, Inc. Class A                           6,900                      75,555
                                  +  La Quinta Corp.                                              8,600                      78,174
                                  +  LabOne, Inc.                                                 1,800                      57,672
                                  +  LaBranche & Co., Inc.                                        3,300                      29,568
                                  +  Ladenburg Thalmann Financial Services, Inc.                  1,707                         990
                                     Legg Mason, Inc.                                             6,112                     447,765
                                     Leucadia National Corp.                                      3,893                     270,486
                                  +  Liberty Self-Stor, Inc.                                      6,000                       2,940
                                     Lincoln Bancorp                                              1,000                      19,289
                                  +  Lipid Sciences, Inc.                                         1,000                       3,660
                                     MAF Bancorp, Inc.                                            2,780                     124,600
                                     MB Financial, Inc.                                           1,450                      61,118
                                     MCG Capital Corp.                                            3,795                      65,008
                                     Maxus Realty Trust, Inc.                                       300                       4,173
                                     McGrath Rentcorp                                               600                      26,166
                                     Medallion Financial Corp.                                    4,000                      38,800
                                  +  Metris Cos., Inc.                                            3,500                      44,625
                                  +  MicroFinancial, Inc.                                           500                       1,875
                                     Mid Penn Bancorp, Inc.                                         105                       2,898
                                     The Midland Co.                                                300                       9,381
                                     Monmouth Capital Corp.                                         400                       2,560
                                     Monmouth Real Estate Investment Corporation Class A          2,200                      18,942
                                     NASB Financial, Inc.                                           400                      15,732
                                  +  Nastech Pharmaceutical Co, Inc.(f)                           1,490                      18,014
                                     National Financial Partners Corp.                            2,000                      77,600
                                     National Security Group, Inc.                                  120                       2,700
                                  +  National Western Life Insurance Co. Class A                    200                      33,322
                                  +  Nelnet, Inc. Class A                                         2,400                      64,632
                                     New York Community Bancorp, Inc.                            15,464                     318,094
                                  +  North American Scientific, Inc.                                400                       2,156
                                     Northwest Bancorp, Inc.                                      1,800                      45,162
                                     Nuveen Investments, Inc. Class A                             5,800                     228,926
                                     Oak Hill Financial, Inc.                                       300                      11,637
                                  +  Ocwen Financial Corp.                                        2,400                      22,944
                                     One Liberty Properties, Inc.                                   200                       4,144
                                     Onyx Acceptance Corp.                                          300                       8,388
                                     PAB Bankshares, Inc.                                           600                       7,866
                                     PMC Commercial Trust                                         2,125                      32,236
                                     PVF Capital Corp.                                              292                       4,030
                                     Pacific Capital Bancorp                                      2,710                      92,113
                                     Partners Trust Financial Group, Inc.                         2,308                      26,890
                                     Peoples Holding Co.                                            450                      14,895
                                  +  Piper Jaffray Cos.                                             645                      30,928
                                  +  Portfolio Recovery Associates, Inc.                          1,800                      74,196
                                  +  Prime Group Realty Trust                                     1,300                       8,359
                                     R-G Financial Corp. Class B                                  1,800                      69,984
                                     Raymond James Financial, Inc.                                3,400                     105,332
                                     Resource America, Inc. Class A                               1,000                      32,500
                                     Roberts Realty Investors, Inc.                                 300                       2,421
                                     SEI Investments Co.                                          6,760                     283,447
                                     SWS Group, Inc.                                              1,210                      26,523
                                     Sanders Morris Harris Group, Inc.                              900                      16,029
                                     Santander BanCorp                                            1,903                      57,394
                                     Security Bank Corp.                                            200                       8,000
                                  +  Siebert Financial Corp.                                      3,300                      12,705
                                     Sound Federal Bancorp, Inc.                                  2,700                      43,875
                                  +  Sports Resorts International, Inc.                           3,000                       7,980
                                     Sterling Financial Corp.                                     2,059                      80,836
                                     Student Loan Corp.                                           1,032                     189,888
                                     TF Financial Corp.                                             100                       3,200
                                  +  Tarragon Corp.                                                 453                       8,086
                                  +  Transnational Financial Network, Inc.                        1,500                         780

Master Extended Market Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry++                           Common Stocks                                          Shares Held                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Finance (concluded)    United Community Banks, Inc.                                 1,100                $     29,623
                                  +  United PanAm Financial Corp.                                 1,000                      19,060
                                  +  UnitedGlobalCom, Inc. Class A                               21,132                     204,135
                                     Universal Health Realty Income Trust                           500                      16,065
                                     Value Line, Inc.                                               100                       3,924
                                     W Holding Co., Inc.                                          7,568                     173,619
                                  +  WFS Financial, Inc.                                          2,560                     129,997
                                     WP Carey & Co. LLC                                           1,500                      52,740
                                     WVS Financial Corp.                                            200                       3,350
                                     Waddell & Reed Financial, Inc. Class A                       3,500                      83,615
                                     Washington Federal, Inc.                                     4,692                     124,526
                                     Wayne Savings Bancshares, Inc.                                 151                       2,416
                                     Waypoint Financial Corp.                                     2,525                      71,584
                                     Webster Financial Corp.                                      3,000                     151,920
                                  +  Wellsford Real Properties, Inc.                                900                      12,978
                                     Wesco Financial Corp.                                          402                     157,986
                                     White Mountains Insurance Group Inc.                           100                      64,600
                                  +  Willis Lease Finance Corp.                                     200                       1,560
                                     Willow Grove Bancorp, Inc.                                   2,300                      43,585
                                  +  World Acceptance Corp.                                       2,300                      63,273
                                  +  Wyndham International, Inc. Class A                            800                         952
                                                                                                                       ------------
                                                                                                                         18,250,068
-----------------------------------------------------------------------------------------------------------------------------------
Motor Vehicles - 1.2%                AO Smith Corp.                                               1,800                      53,892
                                  +  ASV, Inc.                                                      800                      38,320
                                     Adesa, Inc.                                                  5,690                     120,742
                                  +  Aftermarket Technology Corp.                                   305                       4,910
                                     American Axle & Manufacturing Holdings, Inc.                 3,300                     101,178
                                     Arctic Cat, Inc.                                             1,700                      45,084
                                     ArvinMeritor, Inc.                                           3,800                      85,006
                                     BorgWarner, Inc.                                             3,000                     162,510
                                  +  CSK Auto Corp.                                               1,600                      26,784
                                     Coachmen Industries, Inc.                                      700                      12,152
                                  +  Collins & Aikman Corp.                                       6,800                      29,648
                                     Donaldson Co., Inc.                                          4,900                     159,642
                                  +  Dura Automotive Systems, Inc. Class A                        3,300                      35,739
                                  +  Federal-Mogul Corp.                                          3,300                       1,155
                                  +  Fleetwood Enterprises, Inc.                                  3,190                      42,937
                                     Gentex Corp.                                                 5,145                     190,468
                                  +  Group 1 Automotive, Inc.                                     1,000                      31,500
                                  +  IMPCO Technologies, Inc.                                     1,300                       9,815
                                  +  Keystone Automotive Industries, Inc.                           600                      13,950
                                  +  The Lamson & Sessions Co.                                      200                       1,820
                                     Lear Corp.                                                   3,645                     222,381
                                     Lithia Motors, Inc. Class A                                    700                      18,774
                                  +  MarineMax, Inc.                                                800                      23,808
                                  +  Midas, Inc.                                                    900                      18,000
                                     Modine Manufacturing Co.                                     1,900                      64,163
                                     Monaco Coach Corp.                                           1,800                      37,026
                                  +  Monro Muffler, Inc.                                            850                      21,505
                                     Myers Industries, Inc.                                       2,020                      25,856
                                     Noble International Ltd.                                     1,300                      26,507
                                     Oshkosh Truck Corp.                                          2,100                     143,598
                                     Polaris Industries, Inc.                                     2,700                     183,654
                                     Sonic Automotive, Inc.                                       1,700                      42,160
                                     Spartan Motors, Inc.                                         2,700                      32,211
                                     Standard Motor Products, Inc.                                1,200                      18,960
                                  +  Starcraft Corp.                                                945                      13,117
                                  +  Stoneridge, Inc.                                               900                      13,617
                                     Superior Industries International                            1,510                      43,866
                                  +  TRW Automotive Holdings Corp.                                5,000                     103,500
                                     Thor Industries, Inc.                                        3,685                     136,529
                                     Titan International, Inc.                                    2,700                      40,770
                                  +  Tower Automotive, Inc.(f)                                    7,000                      16,730
                                     United Auto Group, Inc.                                      2,000                      59,180
                                  +  United Defense Industries, Inc.                              2,840                     134,190
                                     Winnebago Industries                                         1,800                      70,308
                                                                                                                       ------------
                                                                                                                          2,677,662
-----------------------------------------------------------------------------------------------------------------------------------
Non-Durables - 2.0%               +  Acclaim Entertainment, Inc.                                  8,400                          36
                                     Action Performance Cos., Inc.                                1,100                      12,089
                                  +  Activision, Inc.                                             7,825                     157,908
                                     American Greetings Class A                                   3,800                      96,330
                                     Applebees International, Inc.                                5,665                     149,839
                                  +  BJ's Restaurants, Inc.                                       1,100                      15,400
                                  +  Benihana, Inc. Class A                                         430                       6,987
                                     Bob Evans Farms, Inc.                                        2,000                      52,280
                                     Bowl America, Inc. Class A                                     210                       2,961
                                  +  Boyds Collection Ltd.                                        3,700                      16,280
                                  +  Brinker International, Inc.                                  4,900                     171,843
                                  +  Buca, Inc.                                                   2,600                      18,096
                                     CBRL Group, Inc.                                               500                      20,925

Master Extended Market Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry++                           Common Stocks                                          Shares Held                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Non-Durables (concluded)          +  CEC Entertainment, Inc.                                      2,250                $     89,932
                                  +  CKE Restaurants, Inc.                                        2,300                      33,373
                                  +  Cabela's, Inc. Class A                                       1,100                      25,014
                                  +  California Pizza Kitchen, Inc.                               2,200                      50,600
                                  +  Centillium Communications, Inc.                              2,400                       5,832
                                  +  Championship Auto Racing Teams, Inc.                         1,700                         238
                                  +  Champps Entertainment, Inc.                                  2,800                      24,136
                                  +  Checkers Drive-In Restaurant                                 2,700                      36,180
                                  +  The Cheesecake Factory                                       4,417                     143,420
                                     Churchill Downs, Inc.                                          200                       8,940
                                  +  Dave & Buster's, Inc.                                          700                      14,140
                                  +  Denny's Corp.                                                2,700                      12,096
                                  +  Department 56                                                  500                       8,325
                                     Dover Motorsports, Inc.                                      7,200                      41,256
                                  +  Drew Industries, Inc.                                        1,200                      43,404
                                  +  EMAK Worldwide, Inc.                                         1,200                      12,000
                                  +  Electronics Boutique Holdings Corp.                          1,600                      68,704
                                     Handleman Co.                                                1,500                      32,220
                                  +  Hanover Direct, Inc.                                           410                           4
                                  +  Hibbett Sporting Goods, Inc.                                 1,412                      37,573
                                  +  Hollywood Media Corp.                                        4,300                      20,855
                                     Ihop Corp.                                                     800                      33,512
                                     International Speedway Corp. Class A                         3,000                     158,400
                                  +  Isle of Capri Casinos, Inc.                                  3,100                      79,515
                                  +  Jack in the Box, Inc.                                        2,200                      81,114
                                  +  Jakks Pacific, Inc.                                          2,513                      55,562
                                  +  Kreisler Manufacturing Corp.                                   300                       1,515
                                  +  Krispy Kreme Doughnuts, Inc.(f)                              4,400                      55,440
                                     Lancaster Colony Corp.                                       2,000                      85,740
                                     Landry's Restaurants, Inc.                                   1,700                      49,402
                                  +  Lazare Kaplan International, Inc.                              300                       2,853
                                  +  Leapfrog Enterprises, Inc.                                   1,800                      24,480
                                  +  Lodgenet Entertainment Corp.                                 1,100                      19,459
                                     Lone Star Steakhouse & Saloon                                2,200                      61,600
                                  +  Luby's, Inc.                                                 1,100                       8,250
                                  +  Marvel Enterprises, Inc.                                     5,700                     116,736
                                  +  Midway Games, Inc.                                           4,900                      51,450
                                  +  Morgan's Foods, Inc.                                         1,600                       1,328
                                     Movado Group, Inc.                                           1,400                      26,110
                                  +  O'Charleys, Inc.                                             2,505                      48,973
                                     Ohio Art Co.                                                   300                       2,025
                                     Outback Steakhouse, Inc.                                     4,300                     196,854
                                  +  PF Chang's China Bistro, Inc.                                1,995                     112,418
                                  +  Panera Bread Co. Class A(f)                                  2,300                      92,736
                                  +  Papa John's International, Inc.                              1,900                      65,436
                                  +  Peco II, Inc.                                                  900                       1,035
                                  +  Penn National Gaming, Inc.                                   3,200                     193,760
                                  +  RC2 Corp.                                                    1,670                      54,442
                                  +  Rare Hospitality International, Inc.                         2,900                      92,394
                                  +  Red Robin Gourmet Burgers, Inc.                                800                      42,776
                                     Regis Corp.                                                  2,500                     115,375
                                     Ruby Tuesday, Inc.                                           3,000                      78,240
                                     Russ Berrie & Co., Inc.                                      1,300                      29,692
                                  +  Ryan's Restaurant Group, Inc.                                2,600                      40,092
                                  +  Samsonite Corp.(f)                                           3,400                       2,890
                                  +  Service Corp. International                                 20,300                     151,235
                                  +  Servotronics, Inc.                                             400                       1,940
                                  +  Sonic Corp.                                                  4,625                     141,063
                                  +  Sotheby's Holdings Class A                                   2,500                      45,400
                                  +  The Steak N Shake Co.                                          800                      16,064
                                  +  Steinway Musical Instruments                                   510                      14,759
                                  +  Stewart Enterprises, Inc. Class A                            5,000                      34,950
                                  +  THQ, Inc.                                                    2,900                      66,526
                                  +  Take-Two Interactive Software, Inc.                            800                      27,832
                                  +  Tam Restaurants, Inc.                                        6,800                         204
                                     The Topps Co., Inc.                                          2,400                      23,400
                                     Traffix, Inc.                                                3,300                      20,955
                                  +  Trans World Entertainment                                    2,400                      29,928
                                     Triarc Cos.                                                  3,700                      45,362
                                     Tupperware Corp.                                             4,655                      96,452
                                     World Wrestling Entertainment, Inc.                          2,300                      27,899
                                  +  Youbet.com, Inc.                                             3,090                      15,635
                                                                                                                       ------------
                                                                                                                          4,270,424
-----------------------------------------------------------------------------------------------------------------------------------
Non-Ferrous Metals - 0.5%         +  AM Castle & Co.                                                800                       9,552
                                  +  Aleris International, Inc.                                   2,837                      48,002
                                  +  Brush Engineered Materials, Inc.                               800                      14,800
                                  +  Century Aluminum Co.                                         2,300                      60,398
                                     Cleveland-Cliffs, Inc.                                         500                      51,930
                                  +  Coeur d'Alene Mines Corp.                                   17,500                      68,775
                                     Commercial Metals Co.                                        1,700                      85,952

Master Extended Market Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry++                           Common Stocks                                          Shares Held                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Non-Ferrous Metals (concluded)    +  Encore Wire Corp.                                            1,327                $     17,689
                                  +  Hecla Mining Co.                                            10,500                      61,215
                                  +  Kaiser Aluminum Corp.                                       10,800                       1,004
                                     Minerals Technologies, Inc.                                  1,300                      86,710
                                     Mueller Industries, Inc.                                     2,600                      83,720
                                  +  RTI International Metals, Inc.                                 900                      18,486
                                     Reliance Steel & Aluminum Co.                                1,300                      50,648
                                     Southern Peru Copper Corp.                                   4,200                     198,282
                                  +  Stillwater Mining Co.                                        4,784                      53,868
                                  +  Titanium Metals Corp.                                        1,150                      27,761
                                  +  Wolverine Tube, Inc.                                           900                      11,619
                                     Worthington Industries                                       2,500                      48,950
                                                                                                                       ------------
                                                                                                                            999,361
-----------------------------------------------------------------------------------------------------------------------------------
Optical Photo & Equipment - 0.2%  +  August Technology Corp.                                        700                       7,371
                                  +  BMC Industries, Inc.                                         1,100                           1
                                     CPI Corp.                                                    2,100                      28,539
                                  +  Cyberoptics Corp.                                            1,100                      16,357
                                     Imation Corp.                                                1,900                      60,477
                                  +  Ingram Micro, Inc. Class A                                   9,430                     196,144
                                  +  LaserCard Corp.(f)                                           2,095                      21,977
                                  +  Lexar Media, Inc.(f)                                         7,200                      56,448
                                  +  Meade Instruments Corp.                                        200                         686
                                  +  Panavision, Inc.                                               300                       1,875
                                  +  Photronics, Inc.                                             3,100                      51,150
                                  +  StockerYale, Inc.                                              100                         131
                                  +  Zomax, Inc.                                                  1,600                       6,576
                                  +  Zygo Corp.                                                     700                       8,253
                                                                                                                       ------------
                                                                                                                            455,985
-----------------------------------------------------------------------------------------------------------------------------------
Other Energy - 0.0%               +  Todco Class A                                                2,200                      40,524
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.5%    +  Badger Paper Mills, Inc.                                       200                         850
                                     Bowater, Inc.                                                3,800                     167,086
                                  +  Buckeye Technologies, Inc.                                     200                       2,602
                                     CSS Industries, Inc.                                           700                      22,232
                                  +  Caraustar Industries, Inc.                                   1,700                      28,594
                                     Chesapeake Corp.                                               600                      16,296
                                     Deltic Timber Corp.                                            700                      29,715
                                  +  Earthshell Corp.                                               100                         240
                                     Glatfelter                                                   2,400                      36,672
                                  +  Kadant, Inc.                                                   480                       9,840
                                     Longview Fibre Co.                                           2,900                      52,606
                                     Packaging Corp. of America                                   5,100                     120,105
                                     Pope & Talbot, Inc.                                            900                      15,399
                                     Potlatch Corp.                                               2,100                     106,218
                                     Rayonier, Inc.                                               2,914                     142,524
                                     Rock-Tenn Co. Class A                                          900                      13,644
                                  +  Smurfit-Stone Container Corp.                               15,380                     287,298
                                     Universal Forest Products, Inc.                              1,400                      60,760
                                     Wausau-Mosinee Paper Corp.                                   3,100                      55,366
                                                                                                                       ------------
                                                                                                                          1,168,047
-----------------------------------------------------------------------------------------------------------------------------------
Producer Goods - 3.3%             +  AGCO Corp.                                                   5,023                     109,953
                                  +  Aaon, Inc.                                                     500                       8,035
                                  +  Actuant Corp. Class A                                        1,800                      93,870
                                  +  Aeroflex, Inc.                                               4,500                      54,540
                                     Alamo Group, Inc.                                              600                      16,296
                                     Albany International Corp. Class A                           1,700                      59,772
                                  +  Allied Motion Technologies, Inc.                               115                         819
                                     American Vanguard Corp.                                        100                       3,678
                                     Ametek, Inc.                                                 4,500                     160,515
                                     Applied Industrial Technologies, Inc.                        1,800                      49,320
                                     Aptargroup, Inc.                                             1,800                      95,004
                                  +  Arotech Corp.                                                  200                         324
                                  +  Astec Industries, Inc.                                       1,100                      18,931
                                  +  BE Aerospace, Inc.                                           4,200                      48,888
                                     Baldor Electric Co.                                          1,300                      35,789
                                     Barnes Group, Inc.                                           2,100                      55,671
                                  +  Blount International, Inc.                                     300                       5,226
                                     Blyth, Inc.                                                  2,600                      76,856
                                     Briggs & Stratton Corp.                                      3,400                     141,372
                                     CIRCOR International, Inc.                                     600                      13,896
                                  +  CUNO, Inc.                                                   1,500                      89,100
                                  +  Cantel Medical Corp.                                           600                      22,452
                                  +  Capstone Turbine Corp.                                       4,100                       7,503
                                  +  Catalyst Semiconductor, Inc.                                   200                       1,100
                                     Chicago Rivet & Machine Co.                                    100                       2,700
                                     Clarcor, Inc.                                                1,500                      82,155
                                     Cognex Corp.                                                 3,485                      97,232
                                  +  Columbus McKinnon Corp.                                      3,100                      26,877
                                  +  Comfort Systems USA, Inc.                                    1,900                      14,592

Master Extended Market Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry++                           Common Stocks                                          Shares Held                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Producer Goods (continued)        +  Concord Camera Corp.                                         1,800                $      4,122
                                  +  Cryo-Cell International, Inc.                                1,900                       8,075
                                  +  Culp, Inc.                                                     600                       4,068
                                     Curtiss-Wright Corp.                                         1,000                      57,410
                                  +  DiamondCluster International, Inc. Class A                   2,100                      30,093
                                  +  Distributed Energy Systems Corp.                             7,600                      19,000
                                  +  Duraswitch Industries, Inc.                                    400                         920
                                  +  Duratek, Inc.                                                  800                      19,928
                                     The Eastern Co.                                                200                       4,000
                                  +  FMC Corp.                                                    1,900                      91,770
                                  +  The Fairchild Corp.                                          1,600                       5,904
                                     Fastenal Co.                                                 4,745                     292,102
                                     Fedders Corp.                                                4,220                      15,276
                                     Federal Signal Corp.                                         4,000                      70,640
                                  +  Flowserve Corp.                                              2,500                      68,850
                                  +  Foster Wheeler Ltd.(f)                                         240                       3,792
                                     Franklin Electric Co., Inc.                                    700                      29,582
                                  +  Gardner Denver, Inc.                                         1,200                      43,548
                                     The Gorman-Rupp Co.                                            125                       2,875
                                     Graco, Inc.                                                  4,687                     175,059
                                  +  GrafTech International Ltd.                                  5,800                      54,868
                                  +  HI Shear Technology Corp.                                      700                       4,151
                                     HNI Corp.                                                    3,300                     142,065
                                     Hardinge, Inc.                                                 200                       2,700
                                     Harsco Corp.                                                 2,400                     133,776
                                  +  Hayes Lemmerz International, Inc.                              800                       7,064
                                     Helix Technology Corp.                                       2,600                      45,214
                                     Herman Miller, Inc.                                          4,690                     129,585
                                  +  Hexcel Corp.                                                 1,700                      24,650
                                     Hubbell, Inc. Class B                                        3,000                     156,900
                                     Hughes Supply, Inc.                                          3,800                     122,930
                                     IDEX Corp.                                                   2,950                     119,475
                                  +  Ibis Technology Corp.                                          100                         370
                                  +  Ionics, Inc.                                                 1,400                      60,676
                                     JLG Industries, Inc.                                         2,600                      51,038
                                  +  Jacuzzi Brands, Inc.                                         4,500                      39,150
                                  +  Jarden Corp.                                                 1,650                      71,676
                                     Juno Lighting, Inc.                                            100                       4,149
                                     Kaydon Corp.                                                 2,500                      82,550
                                     Kennametal, Inc.                                             2,000                      99,540
                                  +  Kos Pharmaceuticals, Inc.                                    2,190                      82,432
                                  +  LB Foster Co. Class A                                          600                       5,706
                                  +  Ladish Co., Inc.                                               700                       8,043
                                     Lennox International, Inc.                                   3,200                      65,120
                                     Libbey, Inc.                                                   782                      17,368
                                     Lincoln Electric Holdings, Inc.                              2,295                      79,269
                                     Lindsay Manufacturing Co.                                      700                      18,116
                                  +  Lone Star Technologies                                       1,700                      56,882
                                     MSC Industrial Direct Co. Class A                            4,100                     147,518
                                  +  Magnetek, Inc.                                               1,700                      11,730
                                     Manitowoc Co.                                                1,600                      60,240
                                  +  Material Sciences Corp.                                        900                      16,191
                                     Matthews International Corp. Class A                         1,200                      44,160
                                  +  Maverick Tube Corp.                                          2,500                      75,750
                                  +  Merix Corp.                                                  2,300                      26,496
                                  +  Micrel, Inc.                                                 5,060                      55,761
                                     Middleby Corp.                                                 900                      45,648
                                  +  Milacron, Inc.                                               4,356                      14,767
                                  +  Modtech Holdings, Inc.                                         900                       7,083
                                  +  Moog, Inc. Class A                                           1,550                      70,292
                                     NACCO Industries, Inc. Class A                                 300                      31,620
                                  +  NATCO Group, Inc. Class A                                      800                       7,040
                                     NN, Inc.                                                     1,000                      13,210
                                     Nordson Corp.                                                1,900                      76,133
                                  +  Oceaneering International, Inc.                              1,500                      55,980
                                     Paul Mueller Co.                                               100                       3,011
                                     Pentair, Inc.                                                5,850                     254,826
                                  +  Plug Power, Inc.                                             6,407                      39,147
                                  +  Possis Medical, Inc.                                         1,600                      21,568
                                     Precision Castparts Corp.                                    3,525                     231,522
                                  +  Presstek, Inc.                                               3,140                      30,395
                                  +  Raytech Corp.                                                2,600                       4,784
                                     Regal-Beloit Corp.                                           2,505                      71,643
                                  +  Research Frontiers, Inc.                                       800                       5,104
                                     Robbins & Myers, Inc.                                          900                      21,447
                                     Ronson Corp.                                                   926                       1,759
                                     Roper Industries, Inc.                                       2,300                     139,771
                                  +  SI International, Inc.                                         470                      14,457
                                     SPX Corp.                                                    4,448                     178,187
                                  +  Safeguard Scientifics, Inc.                                  7,200                      15,264

Master Extended Market Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry++                           Common Stocks                                          Shares Held                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Producer Goods (concluded)           Sauer-Danfoss, Inc.                                          1,500                $     32,715
                                  +  Schuff International, Inc.                                     500                       2,200
                                  +  Selas Corp. of America                                         500                       1,030
                                  +  Sequa Corp. Class A                                            500                      30,575
                                  +  The Shaw Group, Inc.                                         3,000                      53,550
                                  +  Sonic Solutions, Inc.                                        1,300                      29,172
                                  +  Spectrum Control, Inc.                                         200                       1,452
                                     Standex International Corp.                                    700                      19,943
                                     Steelcase, Inc. Class A                                      3,300                      45,672
                                     Stewart & Stevenson Services                                 3,000                      60,690
                                     Sun Hydraulics, Inc.                                         1,700                      27,149
                                  +  SystemOne Technologies, Inc.                                   600                          72
                                  +  TRM Corp.                                                    1,365                      32,269
                                     Technology Research Corp.                                    1,500                      10,394
                                     Tecumseh Products Co. Class A                                1,600                      76,480
                                     Teleflex, Inc.                                               2,200                     114,268
                                     Tennant Co.                                                    500                      19,825
                                  +  Tenneco Automotive, Inc.                                     2,500                      43,100
                                  +  Terex Corp.                                                  2,404                     114,551
                                  +  ThermoGenesis Corp.                                          2,500                      15,775
                                     Timken Co.                                                   5,500                     143,110
                                     Trinity Industries, Inc.                                     3,200                     109,056
                                  +  Triumph Group, Inc.                                            800                      31,600
                                     Twin Disc, Inc.                                                100                       2,555
                                     Valhi, Inc.                                                  7,440                     119,710
                                     Valmont Industries, Inc.                                     1,100                      27,621
                                     Watsco, Inc.                                                   500                      17,610
                                     Watts Water Technologies, Inc. Class A                       1,900                      61,256
                                     Woodhead Industries, Inc.                                      500                       8,015
                                     Woodward Governor Co.                                          600                      42,966
                                     X-Rite, Inc.                                                 1,000                      16,010
                                     York International Corp.                                     2,200                      75,988
                                                                                                                       ------------
                                                                                                                          7,203,826
-----------------------------------------------------------------------------------------------------------------------------------
Railroads & Shipping - 0.4%          Alexander & Baldwin, Inc.                                    2,700                     114,534
                                  +  Diamondhead Casino Corp.                                     4,600                       2,622
                                     Florida East Coast Industries                                1,800                      81,180
                                     GATX Corp.                                                   2,700                      79,812
                                  +  General Maritime Corp.                                       1,600                      63,920
                                  +  Genesee & Wyoming, Inc. Class A                              2,200                      61,886
                                     Greenbrier Cos., Inc.                                          700                      23,695
                                  +  International Shipholding Corp.                                300                       4,470
                                  +  Kansas City Southern                                         3,700                      65,601
                                     Martin Midstream Partners LP                                 1,100                      32,923
                                     OMI Corp. New Shares                                         5,300                      89,305
                                     Overseas Shipholding Group                                   2,200                     121,440
                                  +  RailAmerica, Inc.                                            1,900                      24,795
                                  +  SCS Transportation, Inc.                                     1,800                      42,066
                                  +  Seabulk International, Inc.                                    100                       1,211
                                  +  Westinghouse Air Brake Technologies Corp.                    2,100                      44,772
                                                                                                                       ------------
                                                                                                                            854,232
-----------------------------------------------------------------------------------------------------------------------------------
Real Property - 6.8%                 AMB Property Corp.                                           4,800                     193,872
                                     AMLI Residential Properties Trust                            1,250                      40,000
                                     Acadia Realty Trust                                          3,500                      57,050
                                     Affordable Residential Communities                           2,000                      28,700
                                  +  Alexander's, Inc.                                              200                      43,000
                                     Alexandria Real Estate Equities, Inc.                        1,100                      81,862
                                     American Land Lease, Inc.                                      400                       9,016
                                  +  American Real Estate Partners LP                             1,800                      51,480
                                  +  American Realty Investors, Inc.                                500                       4,850
                                     Annaly Mortgage Management, Inc.                             3,200                      62,784
                                     Anthracite Capital, Inc.                                     3,000                      37,080
                                     Anworth Mortgage Asset Corp.                                 2,700                      28,917
                                     Archstone-Smith Trust                                       11,925                     456,728
                                     Arden Realty, Inc.                                           4,050                     152,766
                                     Ashford Hospitality Trust, Inc.                              1,200                      13,044
                                     Associated Estates Realty Corp.                              4,400                      44,968
                                     AvalonBay Communities, Inc.                                  3,445                     259,409
                                  +  Avatar Holdings, Inc.                                          600                      28,860
                                     BRE Properties                                               3,135                     126,372
                                     BRT Realty Trust                                               300                       7,302
                                     Bedford Property Investors                                   1,000                      28,410
                                     Big 5 Sporting Goods Corp.                                     400                      11,656
                                     Boston Properties, Inc.                                      6,520                     421,648
                                  +  Boykin Lodging Co.                                           4,500                      41,220
                                     Brandywine Realty Trust                                      2,720                      79,941
                                  +  CB Richard Ellis Group, Inc.                                 3,000                     100,650
                                     CBL & Associates Properties, Inc.                            2,200                     167,970
                                     CRT Properties, Inc.                                         1,600                      38,176
                                  +  California Coastal Communities, Inc.                           400                       9,600
                                     Camden Property Trust                                        3,000                     153,000

Master Extended Market Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry++                           Common Stocks                                          Shares Held                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Real Property (continued)            Capital Automotive REIT                                      3,000                $    106,575
                                     Capital Title Group, Inc.                                    5,800                      32,248
                                     Capstead Mortgage Corp.                                      2,500                      26,350
                                     CarrAmerica Realty Corp.                                     4,000                     132,000
                                     Catellus Development Corp.                                   6,378                     195,167
                                     Centerpoint Properties Trust                                 2,900                     138,881
                                     Colonial Properties Trust                                    1,600                      62,832
                                     Commercial Net Lease Realty                                  2,191                      45,135
                                     Cornerstone Realty Income Trust, Inc.                        6,200                      61,876
                                     Corporate Office Properties Trust                            1,100                      32,285
                                     Correctional Properties Trust                                  700                      20,216
                                     Cousins Properties, Inc.                                     2,300                      69,621
                                     Crescent Real Estate EQT Co.                                 7,600                     138,776
                                     Developers Diversified Realty Corp.                          5,383                     238,844
                                     Duke Realty Corp.                                            8,875                     302,993
                                     Eastgroup Properties                                         1,200                      45,984
                                     Entertainment Properties Trust                               1,800                      80,190
                                     Equity Inns, Inc.                                            5,300                      62,222
                                     Equity Lifestyle Properties, Inc.                            1,600                      57,200
                                     Equity One, Inc.                                             2,955                      70,122
                                     Essex Property Trust, Inc.                                   1,400                     117,320
                                     Federal Realty Investment Trust                              3,240                     167,346
                                  +  FelCor Lodging Trust, Inc.                                   3,500                      51,275
                                  +  First Acceptance Corp.                                       1,127                      10,098
                                     First Industrial Realty Trust, Inc.                          3,000                     122,190
                                     Forest City Enterprises, Inc. Class A                        2,600                     149,630
                                     Gables Residential Trust                                     1,685                      60,306
                                     General Growth Properties, Inc.                             14,630                     529,021
                                     Getty Realty Corp.                                             900                      25,857
                                     Glenborough Realty Trust, Inc.                               1,100                      23,408
                                     Global Signal, Inc.                                          1,900                      52,326
                                     Glimcher Realty Trust                                        2,700                      74,817
                                     Government Properties Trust, Inc.                            3,600                      35,496
                                  +  Grubb & Ellis Co.                                              322                       1,481
                                     HRPT Properties Trust                                       11,000                     141,130
                                     Health Care Property Investors, Inc.                         8,200                     227,058
                                     Health Care REIT, Inc.                                       3,400                     129,710
                                     Healthcare Realty Trust, Inc.                                2,600                     105,820
                                  +  Heartland Partners LP Class A                                  100                         406
                                     Heritage Property Investment Trust                           2,000                      64,180
                                     Highland Hospitality Corp.                                   2,100                      23,604
                                     Highwoods Properties, Inc.                                   3,950                     109,415
                                     Home Properties, Inc.                                        2,000                      86,000
                                  +  Homestore, Inc.                                              7,100                      21,513
                                     Hospitality Properties Trust                                 3,805                     175,030
                                     Host Marriott Corp.                                         18,100                     313,130
                                     IMPAC Mortgage Holdings, Inc.                                3,800                      86,146
                                     Inland Real Estate Corp.                                       400                       6,380
                                     Innkeepers USA Trust                                         4,700                      66,740
                                     Investors Real Estate Trust                                  2,400                      25,176
                                     iStar Financial, Inc.                                        6,700                     303,242
                                  +  Jones Lang LaSalle, Inc.                                     1,900                      71,079
                                     Kilroy Realty Corp.                                          1,400                      59,850
                                     Kimco Realty Corp.                                           6,950                     403,031
                                     Kramont Realty Trust                                         1,400                      32,760
                                     LNR Property Corp.                                           1,245                      78,323
                                     LTC Properties, Inc.                                           900                      17,919
                                     LaSalle Hotel Properties                                     1,700                      54,111
                                     Lexington Corporate Properties Trust                         1,700                      38,386
                                     Liberty Property Trust                                       2,960                     127,872
                                     Luminent Mortgage Capital, Inc.                              1,970                      23,443
                                     MFA Mortgage Investments, Inc.                               4,500                      39,690
                                     The Macerich Co.                                             3,100                     194,680
                                     Mack-Cali Realty Corp.                                       3,500                     161,105
                                     Maguire Properties, Inc.                                     1,600                      43,936
                                  +  Meristar Hospitality Corp.                                   4,700                      39,245
                                     Mid-America Apartment Communities, Inc.                      1,200                      49,464
                                     The Mills Corp.                                              3,300                     210,408
                                     National Health Investors, Inc.                              1,600                      46,688
                                     National Health Realty, Inc.                                   600                      12,006
                                     Nationwide Health Properties, Inc.                           4,000                      95,000
                                     New Century Financial Corp.                                  2,545                     162,651
                                     New Plan Excel Realty Trust                                  5,800                     157,064
                                     Newcastle Investment Corp.                                   2,605                      82,787
                                     Novastar Financial, Inc.                                     1,400                      69,300
                                     Omega Healthcare Investors, Inc.                             2,800                      33,040
                                  +  Orleans Homebuilders, Inc.                                     900                      17,865
                                     PS Business Parks, Inc.                                        700                      31,570
                                     Pan Pacific Retail Properties, Inc.                          2,809                     176,124
                                     Parkway Properties, Inc.                                     1,200                      60,900

Master Extended Market Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry++                           Common Stocks                                          Shares Held                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Real Property (concluded)            Pennsylvania Real Estate Investment Trust                    2,299                $     98,397
                                     Post Properties, Inc.                                        2,400                      83,760
                                     Prentiss Properties Trust                                    2,600                      99,320
                                     Public Storage, Inc.                                         8,005                     446,279
                                     RAIT Investment Trust                                        1,500                      41,955
                                     Ramco-Gershenson Properties                                  1,900                      61,275
                                  +  Reading International, Inc. Class A                          1,000                       8,360
                                     Realty Income Corp.                                          1,900                      96,102
                                     Reckson Associates Realty Corp.                              4,970                     163,066
                                     Redwood Trust, Inc.                                          1,500                      93,135
                                     Regency Centers Corp.                                        3,700                     204,980
                                     SL Green Realty Corp.                                        2,400                     145,320
                                  +  Santa Fe Financial Corp.                                       200                       2,292
                                     Saul Centers, Inc.                                             500                      19,125
                                     Senior Housing Properties Trust                              3,200                      60,608
                                     Shurgard Storage Centers, Inc.                               2,900                     127,629
                                     Simon Property Group, Inc.                                     764                      49,408
                                     Sizeler Property Investors                                     800                       9,424
                                     Sovran Self Storage, Inc.                                    1,500                      63,210
                                     The St. Joe Co.                                              4,700                     301,740
                                  +  Stratus Properties, Inc.                                       200                       3,150
                                     Summit Properties, Inc.                                      1,500                      48,840
                                     Sun Communities, Inc.                                        1,000                      40,250
                                     Sunset Financial Resources, Inc.                             1,795                      18,686
                                     Tanger Factory Outlet Centers, Inc.                          2,800                      74,088
                                     Taubman Centers, Inc.                                        3,000                      89,850
                                     Thornburg Mortgage, Inc.                                     4,855                     140,601
                                     The Town & Country Trust                                     1,000                      27,630
                                  +  Trammell Crow Co.                                           15,100                     273,461
                                  +  Transcontinental Realty Investors, Inc.                        100                       1,425
                                     Trizec Properties, Inc.                                      7,900                     149,468
                                     US Restaurant Properties, Inc.                               2,900                      52,374
                                     United Dominion Realty Trust, Inc.                           7,465                     185,132
                                     Urstadt Biddle Properties, Inc.                              1,300                      20,995
                                     Ventas, Inc.                                                 5,200                     142,532
                                     Vornado Realty Trust                                         7,305                     556,130
                                     Washington Real Estate Investment Trust                      1,800                      60,966
                                     Weingarten Realty Investors                                  5,375                     215,538
                                     Winston Hotels, Inc.                                         1,300                      15,353
                                                                                                                       ------------
                                                                                                                         14,887,250
-----------------------------------------------------------------------------------------------------------------------------------
Retail - 4.2%                     +  1-800-FLOWERS.COM, Inc. Class A                              1,770                      14,886
                                  +  99 Cents Only Stores                                         2,866                      46,314
                                  +  AC Moore Arts & Crafts, Inc.                                 1,100                      31,691
                                     Aaron Rents, Inc.                                            2,175                      54,375
                                     Abercrombie & Fitch Co. Class A                              5,500                     258,225
                                  +  Able Energy, Inc.                                              600                       1,680
                                  +  Advance Auto Parts                                           4,000                     174,720
                                  +  Alloy, Inc.                                                  2,500                      20,175
                                  +  Amazon.com, Inc.(f)                                         25,040                   1,109,022
                                     American Eagle Outfitters                                    2,605                     122,695
                                  +  AnnTaylor Stores Corp.                                       1,775                      38,216
                                     Arden Group, Inc. Class A                                      200                      20,095
                                  +  Asbury Automotive Group, Inc.                                  400                       5,512
                                  +  BJ's Wholesale Club, Inc.                                    4,800                     139,824
                                  +  Barnes & Noble, Inc.                                         3,500                     112,945
                                  +  Blue Nile, Inc.(f)                                             500                      13,810
                                  +  The Bombay Co. Inc.                                          2,100                      11,613
                                     The Bon-Ton Stores, Inc.                                     2,000                      31,500
                                     Borders Group, Inc.                                          4,500                     114,300
                                  +  Brightpoint, Inc.                                            1,999                      39,060
                                  +  Brookstone, Inc.                                             1,375                      26,881
                                     Burlington Coat Factory Warehouse Corp.                      2,500                      56,750
                                  +  Carmax, Inc.                                                 6,000                     186,300
                                     Casey's General Stores, Inc.                                 3,000                      54,450
                                  +  Casual Male Retail Group, Inc.(f)                            3,900                      21,255
                                     The Cato Corp. Class A                                       1,300                      37,466
                                  +  Central Garden and Pet Co.                                   1,900                      79,306
                                  +  Charlotte Russe Holding, Inc.                                1,600                      16,160
                                  +  Charming Shoppes                                             6,855                      64,231
                                  +  Chico's FAS, Inc.                                            4,550                     207,162
                                  +  Childrens Place                                              1,605                      59,433
                                     Christopher & Banks Corp.                                    2,238                      41,291
                                     Claire's Stores, Inc.                                        5,000                     106,250
                                  +  Coldwater Creek, Inc.                                        2,187                      67,513
                                  +  Cost Plus, Inc.                                              1,900                      61,047
                                     DEB Shops, Inc.                                                100                       2,504
                                  +  Dollar Tree Stores, Inc.                                     6,605                     189,431
                                  +  Dress Barn, Inc.                                             1,853                      32,613
                                  +  Drugstore.Com                                                3,400                      11,560
                                  +  Ezcorp, Inc.                                                 2,100                      32,361

Master Extended Market Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry++                           Common Stocks                                          Shares Held                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Retail (concluded)                   Finish Line Class A                                          2,400                $     43,920
                                     Flanigan's Enterprises, Inc.                                   200                       1,450
                                     Foot Locker, Inc.                                            9,000                     242,370
                                     Fred's, Inc.                                                 2,350                      40,890
                                  +  Gadzooks, Inc.                                                 100                          96
                                  +  GameStop Corp. Class A                                       3,400                      76,024
                                  +  GameStop Corp. Class B                                       1,487                      33,324
                                  +  Gander Mountain Co.                                          1,400                      17,962
                                  +  Genesco, Inc.                                                1,300                      40,482
                                     Goody's Family Clothing, Inc.                                2,000                      18,280
                                  +  Great Atlantic & Pacific Tea Co.                             2,400                      24,600
                                  +  Greg Manning Auctions, Inc.(f)                               2,500                      30,950
                                  +  Guitar Center, Inc.                                          1,900                     100,111
                                  +  Gymboree Corp.                                               2,900                      37,178
                                  +  HOT Topic, Inc.                                              2,850                      48,991
                                     Hancock Fabrics, Inc.                                        2,700                      27,999
                                  +  Insight Enterprises, Inc.                                    3,800                      77,976
                                  +  Jo-Ann Stores, Inc.                                          1,365                      37,592
                                  +  Kirkland's, Inc.                                               900                      11,061
                                  +  Kmart Holding Corp.(f)                                       4,880                     482,876
                                  +  Linens 'N Things, Inc.                                       2,700                      66,960
                                     Longs Drug Stores Corp.                                      2,200                      60,654
                                  +  Men's Wearhouse, Inc.                                        2,200                      70,312
                                     Michaels Stores, Inc.                                        7,000                     209,790
                                     Movie Gallery, Inc.                                          3,395                      64,743
                                  +  Navarre Corp.                                                2,500                      44,000
                                     Neiman-Marcus Group, Inc. Class A                            2,400                     171,696
                                  +  O'Reilly Automotive, Inc.                                    3,155                     142,133
                                  +  Overstock.com, Inc.                                          1,100                      75,900
                                  +  PC Connection, Inc.                                          1,000                       9,520
                                     PEP Boys-Manny Moe & Jack                                    3,400                      58,038
                                     PETsMART, Inc.                                               8,900                     316,217
                                  +  Pacific Sunwear of California                                4,425                      98,501
                                  +  Party City Corp.                                               900                      11,637
                                  +  Pathmark Stores, Inc.                                        4,800                      27,888
                                  +  Payless Shoesource, Inc.                                     3,800                      46,740
                                  +  Petco Animal Supplies, Inc.                                  3,400                     134,232
                                     Pier 1 Imports, Inc.                                         5,100                     100,470
                                  +  Pricesmart, Inc.                                               300                       2,268
                                  +  Provide Commerce, Inc.                                         700                      26,005
                                  +  Rex Stores Corp.                                               700                      10,633
                                  +  Rent-A-Center, Inc.                                          4,800                     127,200
                                  +  Retail Ventures, Inc.                                        2,100                      14,910
                                  +  Rite Aid Corp.                                              27,400                     100,284
                                     Ross Stores, Inc.                                            8,600                     248,282
                                     Ruddick Corp.                                                2,600                      56,394
                                     Saks, Inc.                                                   7,800                     113,178
                                  +  School Specialty, Inc.                                       1,800                      69,408
                                  +  Sharper Image Corp.                                          1,600                      30,160
                                  +  Shoe Carnival, Inc.                                            700                       9,100
                                  +  ShopKo Stores, Inc.                                          1,800                      33,624
                                  +  The Sportsman's Guide, Inc.                                  1,300                      29,250
                                     Stamps.com, Inc.                                             1,450                      22,968
                                  +  Stein Mart, Inc.                                             1,700                      29,002
                                  +  Systemax, Inc.                                                 700                       5,138
                                     Talbots, Inc.                                                3,500                      95,305
                                  +  Too, Inc.                                                    2,100                      51,366
                                  +  Tractor Supply Co.                                           2,800                     104,188
                                  +  Tuesday Morning Corp.                                        2,500                      76,575
                                  +  Ultimate Electronics, Inc.(f)                                2,000                       2,460
                                     Unifirst Corp.                                                 400                      11,312
                                  +  United Stationers, Inc.                                      2,100                      97,020
                                  +  Urban Outfitters, Inc.                                       5,000                     222,000
                                  +  VSI Holdings, Inc.                                             500                           0
                                     Weis Markets, Inc.                                           1,700                      65,569
                                  +  West Marine, Inc.                                            2,000                      49,500
                                  +  The Wet Seal, Inc. Class A                                   4,575                      10,385
                                  +  Whitehall Jewellers, Inc.                                      900                       7,191
                                     Whole Foods Market, Inc.                                     2,645                     252,201
                                  +  Williams-Sonoma, Inc.                                        6,700                     234,768
                                  +  Zale Corp.                                                   4,000                     119,480
                                                                                                                       ------------
                                                                                                                          9,145,309
-----------------------------------------------------------------------------------------------------------------------------------
Soaps & Cosmetics - 0.3%          +  Chattem, Inc.                                                1,900                      62,890
                                     Church & Dwight Co, Inc.                                     3,600                     121,032
                                  +  DEL Laboratories, Inc.                                         549                      19,078
                                  +  Elizabeth Arden, Inc.                                        2,700                      64,098
                                     The Estee Lauder Cos., Inc. Class A                          6,080                     278,282
                                     Inter Parfums, Inc.                                          1,200                      19,080
                                     Nu Skin Enterprises, Inc. Class A                            4,300                     109,134

Master Extended Market Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry++                           Common Stocks                                          Shares Held                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Soaps & Cosmetics (concluded)     +  Playtex Products, Inc.                                       5,100                $     40,749
                                  +  Revlon, Inc. Class A                                         1,987                       4,570
                                                                                                                       ------------
                                                                                                                            718,913
-----------------------------------------------------------------------------------------------------------------------------------
Software-0.0%                     +  SYNNEX Corp.                                                   400                       9,624
-----------------------------------------------------------------------------------------------------------------------------------
Steel - 0.4%                      +  AK Steel Holding Corp.                                       6,500                      94,055
                                     Ampco-Pittsburgh Corp.                                         200                       2,920
                                     Carpenter Technology                                         1,300                      75,998
                                  +  Cold Metal Products, Inc.                                    1,400                           0
                                     Friedman Industries                                            600                       6,468
                                     Gibraltar Industries, Inc.                                   1,800                      42,516
                                     Intermet Corp.                                               6,400                       2,080
                                  +  International Steel Group, Inc.                              5,400                     219,024
                                  +  Keystone Consolidated Industries, Inc.                         700                          49
                                  +  NS Group, Inc.                                                 300                       8,340
                                  +  National Steel Corp. Class B                                11,100                          22
                                  +  Northwest Pipe Co.                                             300                       7,485
                                  +  Northwestern Steel & Wire Co.                                9,000                           5
                                  +  Olympic Steel, Inc.                                          1,405                      37,246
                                  +  Oregon Steel Mills, Inc.                                     2,500                      50,725
                                     Quanex Corp.                                                 1,000                      68,570
                                     Roanoke Electric Steel Corp.                                   700                      14,470
                                     Ryerson Tull, Inc.                                           1,300                      20,475
                                     Schnitzer Steel Industries, Inc. Class A                     1,750                      59,378
                                  +  Shiloh Industries, Inc.                                        400                       5,600
                                     Steel Dynamics, Inc.                                         3,800                     143,944
                                     Steel Technologies, Inc.                                     1,800                      49,518
                                     Weirton Steel Corp.                                            300                           0
                                                                                                                       ------------
                                                                                                                            908,888
-----------------------------------------------------------------------------------------------------------------------------------
Technology - 0.1%                 +  AT&T Latin America Corp. Class A                             7,300                          36
                                  +  AirGate PCS, Inc.                                              400                      14,240
                                  +  Calico Commerce, Inc.                                          200                           0
                                  +  GoRemote Internet Communications, Inc.                       3,600                       7,488
                                  +  International Fibercom, Inc.                                   200                           0
                                  +  Internet Capital Group, Inc.                                 4,175                      37,575
                                  +  InterWorld Corp.                                               110                           5
                                  +  Ipass, Inc.                                                  6,300                      46,620
                                  +  Komag, Inc.                                                  2,700                      50,706
                                     Lawson Products                                                600                      30,258
                                  +  MAPICS, Inc.                                                 1,300                      13,715
                                  +  Mobius Management Systems, Inc.                              1,100                       7,979
                                  +  Netobjects                                                     200                           0
                                  +  Redback Networks, Inc.                                       2,800                      15,008
                                  +  Tyler Technologies, Inc.                                     2,100                      17,556
                                                                                                                       ------------
                                                                                                                            241,186
-----------------------------------------------------------------------------------------------------------------------------------
Telephone - 2.6%                     Adtran, Inc.                                                 4,480                      85,747
                                     Advanced Switching                                             100                           0
                                  +  Alamosa Holdings, Inc.                                       5,760                      71,827
                                     Alaska Communications Systems Group, Inc.                    1,800                      15,534
                                  +  American Tower Corp. Class A                                13,900                     255,760
                                  +  Applied Digital Solutions, Inc.                              7,105                      47,959
                                  +  Applied Innovation, Inc.                                       600                       2,088
                                     Applied Signal Technology, Inc.                              1,300                      45,825
                                     Atlantic Tele-Network Inc.                                     200                       6,500
                                  +  Autobytel, Inc.                                              2,200                      13,288
                                  +  Boston Communications Group                                  2,900                      26,796
                                     CT Communications, Inc.                                        800                       9,840
                                  +  Carrier Access Corp.                                         2,000                      21,360
                                  +  CellStar Corp.                                               3,155                      14,040
                                  +  Centennial Communications Corp.                              3,800                      30,134
                                  +  Choice One Communications, Inc.                              6,900                           0
                                  +  Cincinnati Bell, Inc.                                        9,600                      39,840
                                  +  Commonwealth Telephone Enterprises, Inc.                     2,000                      99,320
                                  +  Copper Mountain Networks                                       230                         626
                                  +  Covad Communications Group, Inc.(f)                         11,615                      24,856
                                  +  Covista Communications, Inc.                                   300                         582
                                  +  Crown Castle International Corp.                            12,440                     207,002
                                     D&E Communications, Inc.                                       699                       8,423
                                  +  Davel Communications, Inc.                                   6,900                          97
                                  +  Ditech Communications Corp.                                  1,900                      28,405
                                  +  Dobson Communications Corp. Class A                          3,900                       6,825
                                  +  Equinix, Inc.                                                  715                      30,559
                                  +  Extreme Networks                                             7,200                      47,160
                                  +  Fibernet Telecom Group, Inc.                                    10                           9
                                  +  Finisar Corp.(f)                                             9,300                      21,204
                                  +  Focal Communications Corp.                                      64                           0
                                  +  General Communication Class A                                3,400                      37,536
                                  +  Global Crossing Ltd.(f)                                      2,195                      39,819
                                  +  GoAmerica, Inc.                                                  6                          58
                                     Hector Communications Corp.                                    100                       2,185

Master Extended Market Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry++                           Common Stocks                                          Shares Held                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Telephone (concluded)                HickoryTech Corp.                                              800                $      8,552
                                  +  Integrated Telecom                                             300                           0
                                  +  Intelidata Technologies Corp.                                3,200                       2,112
                                  +  Interdigital Communications Corp.                            2,800                      61,880
                                     Inter-Tel, Inc.                                              2,500                      68,450
                                  +  j2 Global Communications, Inc.                               1,400                      48,300
                                  +  Level 3 Communications, Inc.(f)                             46,380                     157,228
                                  +  Liberty Media Corp. Class A                                175,245                   1,924,190
                                     MCI, Inc.                                                   14,100                     284,256
                                  +  McLeodUSA, Inc. Class A                                     11,038                       7,837
                                  +  NTL, Inc.                                                    5,722                     417,477
                                  +  NET2000 Communications, Inc.                                   300                           0
                                  +  Net2Phone, Inc.                                              5,800                      19,720
                                  +  Nextel Partners, Inc. Class A                               11,365                     222,072
                                     North Pittsburgh Systems, Inc.                                 600                      14,838
                                  +  Novatel Wireless, Inc.                                       2,286                      44,303
                                  +  Optical Cable Corp.                                            247                       1,405
                                  +  Paradyne Networks Corp.                                      2,200                       7,898
                                  +  Pegasus Communications Corp. Class A(f)                      2,080                      19,531
                                  +  Price Communications Corp.                                   3,420                      63,578
                                  +  Primus Telecommunications GP                                12,300                      39,114
                                  +  Sonus Networks, Inc.                                        14,600                      83,658
                                  +  Spectrasite, Inc.                                            2,440                     141,276
                                  +  Stratos International, Inc.                                    390                       1,712
                                     Sunrise Telecom, Inc.                                        4,800                      13,632
                                     SureWest Communications                                        700                      19,845
                                  +  Talk America Holdings, Inc.                                  3,733                      24,712
                                     Telephone & Data Systems, Inc.                               3,400                     261,630
                                  +  Telular Corp.                                                  200                       1,702
                                  +  Terremark Worldwide, Inc.                                    8,000                       5,120
                                  +  Time Warner Telecom, Inc. Class A                            6,800                      29,648
                                  +  Triton PCS Holdings, Inc. Class A                            2,300                       7,866
                                  +  Tut Systems, Inc.                                              100                         402
                                  +  US Cellular Corp.                                            5,300                     237,228
                                  +  US LEC Corp. Class A                                           500                       1,599
                                  +  US Unwired, Inc. Class A                                     3,700                      17,760
                                  +  Ubiquitel, Inc.                                              4,100                      29,192
                                  +  Ulticom, Inc.                                                1,700                      27,251
                                     Warwick Valley Telephone Co.                                   400                       9,012
                                  +  Z-Tel Technologies, Inc.                                        40                          70
                                                                                                                       ------------
                                                                                                                          5,567,260
-----------------------------------------------------------------------------------------------------------------------------------
Tires & Rubber Goods - 0.1%       +  American Biltrite, Inc.                                        200                       2,280
                                     Bandag, Inc.                                                 1,000                      49,810
                                     Carlisle Cos., Inc.                                          2,200                     142,824
                                  +  SRI/Surgical Express, Inc.                                   1,000                       4,960
                                  +  TBC Corp.                                                    2,300                      63,940
                                                                                                                       ------------
                                                                                                                            263,814
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.1%                       DIMON, Inc.                                                  2,700                      18,144
                                     Schweitzer-Mauduit International, Inc.                         900                      30,555
                                     Universal Corp.                                              1,845                      88,265
                                     Vector Group Ltd.                                            4,062                      67,551
                                                                                                                       ------------
                                                                                                                            204,515
-----------------------------------------------------------------------------------------------------------------------------------
Transportation - 0.0%             +  Celadon Group, Inc.                                          1,700                      37,825
                                     Maritrans, Inc.                                                500                       9,085
                                     Overnite Corp.                                                 900                      33,516
                                                                                                                       ------------
                                                                                                                             80,426
-----------------------------------------------------------------------------------------------------------------------------------
Travel & Recreation - 1.9%        +  All-American SportPark, Inc.                                 4,038                         888
                                  +  Alliance Gaming Corp.                                        4,200                      58,002
                                  +  Amerco, Inc.                                                 1,300                      59,774
                                  +  American Classic Voyages Co.                                   100                           0
                                     Ameristar Casinos, Inc.                                      2,300                      99,153
                                  +  Argosy Gaming Co.                                            1,900                      88,730
                                  +  Aztar Corp.                                                  2,200                      76,824
                                  +  Bally Total Fitness Holding Corp.                            4,800                      20,352
                                  +  Bluegreen Corp.                                                300                       5,949
                                     Boyd Gaming Corp.                                            3,600                     149,940
                                  +  Buckhead America Corp.                                         600                           6
                                  +  Caesars Entertainment, Inc.                                 17,835                     359,197
                                     Callaway Golf Co.                                            4,200                      56,700
                                     Cedar Fair -LP                                               2,400                      78,960
                                     Central Parking Corp.                                        2,000                      30,300
                                     Choice Hotels International, Inc.                            2,700                     156,600
                                  +  Dick's Sporting Goods, Inc.                                  2,400                      84,360
                                  +  Dollar Thrifty Automotive Group                              1,500                      45,300
                                     Dover Downs Gaming & Entertainment, Inc.                       589                       7,716
                                  +  Empire Resorts, Inc.                                           400                       4,412
                                  +  Full House Resorts, Inc.                                     1,000                         610
                                  +  Glassmaster Co.                                              1,200                         480
                                  +  Hudson Hotels Corp.                                            800                           0
                                  +  Huffy Corp.                                                    100                          13
                                  +  International Leisure Hosts Ltd.                               400                       1,900

Master Extended Market Index Series
Schedule of Investments as of December 31, 2004 (continued)

Industry++                           Common Stocks                                          Shares Held                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Travel & Recreation (concluded)   +  Jameson Inns, Inc.                                             400                $        788
                                  +  Johnson Outdoors, Inc. Class A                               1,700                      34,170
                                  +  K2, Inc.                                                     1,392                      22,105
                                  +  Lakes Entertainment, Inc.                                    2,900                      47,241
                                  +  MGM Mirage                                                   8,300                     603,742
                                  +  MTR Gaming Group, Inc.                                       3,400                      35,904
                                     Mandalay Resort Group                                        3,700                     260,591
                                     Marcus Corp.                                                   900                      22,626
                                     Marine Products Corp.                                          400                      10,444
                                  +  Mikohn Gaming Corp.                                          4,900                      50,078
                                  +  Monarch Casino & Resort, Inc.                                2,300                      93,265
                                  +  Multimedia Games, Inc.                                       2,300                      36,248
                                  +  Navigant International, Inc.(f)                                900                      10,953
                                  +  Pinnacle Entertainment, Inc.                                 3,500                      69,230
                                  +  President Casinos, Inc.                                      2,300                         368
                                  +  Renaissance Entertainment Corp.                              4,700                         611
                                  +  Rent-Way, Inc.                                               1,200                       9,612
                                     Royal Caribbean Cruises Ltd.                                11,400                     620,616
                                     SCP Pool Corp.                                               3,150                     100,485
                                  +  Scientific Games Corp. Class A                               3,700                      88,208
                                  +  Sholodge, Inc.                                                 300                       1,306
                                  +  Shuffle Master, Inc.(f)                                      2,162                     101,830
                                  +  Six Flags, Inc.                                              4,100                      22,017
                                  +  Sonesta International Hotels Class A                           200                       1,288
                                     Speedway Motorsports, Inc.                                   2,000                      78,360
                                  +  The Sports Authority, Inc.                                   1,692                      43,569
                                  +  Sports Entertainment Enterprises, Inc.                       7,300                      64,605
                                     Station Casinos, Inc.                                        3,400                     185,912
                                  +  Stellent, Inc.                                               1,100                       9,702
                                  +  Travis Boats & Motors, Inc.                                    500                         195
                                  +  Vail Resorts, Inc.                                           1,700                      38,114
                                  +  WMS Industries, Inc.                                         1,800                      60,372
                                  +  Westcoast Hospitality Corp.                                    300                       1,830
                                                                                                                       ------------
                                                                                                                          4,112,551
-----------------------------------------------------------------------------------------------------------------------------------
Trucking & Freight - 1.0%            Arkansas Best Corp.                                          1,900                      85,291
                                     BancTrust Financial Group, Inc.                                300                       7,266
                                     CH Robinson Worldwide, Inc.                                  4,800                     266,516
                                     CNF, Inc.                                                    1,200                      60,120
                                  +  Central Freight Lines, Inc.                                    500                       3,150
                                  +  Covenant Transport, Inc. Class A                               700                      14,574
                                     Expeditors International Washington, Inc.                    5,205                     290,855
                                  +  Forward Air Corp.                                            1,800                      80,460
                                  +  Frozen Food Express Industries                                 800                      10,320
                                  +  HUB Group, Inc. Class A                                      1,100                      57,442
                                     Heartland Express, Inc.                                      4,581                     102,935
                                     JB Hunt Transport Services, Inc.                             4,600                     206,310
                                     Knight Transportation, Inc.                                  3,000                      74,400
                                  +  Laidlaw International, Inc.                                  4,610                      98,654
                                  +  Landstar System, Inc.                                        2,200                     162,008
                                  +  Marten Transport Ltd.                                          825                      18,752
                                  +  Old Dominion Freight Line                                    1,375                      47,850
                                  +  PAM Transportation Services                                    400                       7,500
                                  +  Pacer International, Inc.                                    3,600                      76,536
                                  +  Sirva, Inc.                                                  3,300                      63,426
                                  +  Swift Transportation Co., Inc.                               4,670                     100,312
                                  +  US Xpress Enterprises, Inc. Class A                            700                      20,510
                                     USF Corp.                                                    1,700                      64,515
                                  +  Wabash National Corp.                                        1,700                      45,781
                                     Werner Enterprises, Inc.                                     4,400                      99,616
                                  +  Yellow Roadway Corp.                                         2,893                     161,169
                                                                                                                       ------------
                                                                                                                          2,226,268
-----------------------------------------------------------------------------------------------------------------------------------
Utility - 0.0%                    +  Infrasource Services, Inc.                                     500                       6,500
-----------------------------------------------------------------------------------------------------------------------------------
                                     Total Investments in Common Stocks
                                     (Cost - $157,423,405) - 95.1%                                                      207,406,108
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                   Face
                                     Fixed Income Securities                                     Amount
-----------------------------------------------------------------------------------------------------------------------------------
Non-Ferrous Metals - 0.0%            Mueller Industries, Inc., 6% due 11/01/2014            $       500                         490
-----------------------------------------------------------------------------------------------------------------------------------
                                     Total Investments in Fixed Income Securities
                                     (Cost - $490) - 0.0%                                                                       490
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

                                     Preferred Stocks                                       Shares Held
-----------------------------------------------------------------------------------------------------------------------------------
Telephone - 0.0%                     ATSI Communications, Inc. (Series H)
                                     (Convertible)                                                   50                          34
-----------------------------------------------------------------------------------------------------------------------------------
                                     Total Investment in Preferred Stocks
                                     (Cost - $200) - 0.0%                                                                        34
-----------------------------------------------------------------------------------------------------------------------------------

                                     Rights
-----------------------------------------------------------------------------------------------------------------------------------
Drugs & Medicine - 0.0%              Psychiatric Solutions, Inc. (Contingent
                                     Value)(e)                                                      800                           0
                                     ViroLogic Inc. (Contingent Value)(e)                         9,860                       2,268
                                                                                                                       ------------
                                                                                                                              2,268
-----------------------------------------------------------------------------------------------------------------------------------
Finance - 0.0%                       Hoenig Group (Contingent Value)(e)                           1,500                           0
-----------------------------------------------------------------------------------------------------------------------------------
Retail - 0.0%                        Pricesmart Inc. (g)                                            300                         306
-----------------------------------------------------------------------------------------------------------------------------------
                                     Total Investments in Rights
                                     (Cost - $5,519) - 0.0%                                                                   2,574
-----------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of December 31, 2004 (concluded)

Industry++                           Warrants (c)                                           Shares Held                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Business Services - 0.0%             Magellan Health Services, Inc.                                 104                $      1,092
-----------------------------------------------------------------------------------------------------------------------------------
Construction - 0.0%                  Foster Wheeler Ltd. Class B                                  4,800                       3,360
-----------------------------------------------------------------------------------------------------------------------------------
Electronics - 0.0%                   APW Ltd.                                                         1                           0
-----------------------------------------------------------------------------------------------------------------------------------
Materials & Services - 0.0%          Polymer Group Inc. Class A                                     103                           1
                                     Polymer Group Inc. Class B                                     103                           1
                                                                                                                       ------------
                                                                                                                                  2
-----------------------------------------------------------------------------------------------------------------------------------
Technology - 0.0%                    Optical Cable Corporation                                      121                          98
-----------------------------------------------------------------------------------------------------------------------------------
Telephone - 0.0%                     SpectraSite, Inc.                                               46                       3,920
-----------------------------------------------------------------------------------------------------------------------------------
                                     Total Investments in Warrants
                                     (Cost - $1,454) - 0.0%                                                                   8,472
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                   Beneficial Interest/
                                     Other Interests (d)                                    Shares Held
-----------------------------------------------------------------------------------------------------------------------------------
Business Services - 0.0%             StorageNetworks, Inc.. (Litigation Trust
                                     Certificates)                                          $    14,900                           0
-----------------------------------------------------------------------------------------------------------------------------------
Energy & Utilities - 0.0%            PetroCorp Incorporated (Escrow Shares)                         600                           0
-----------------------------------------------------------------------------------------------------------------------------------
Finance - 0.0%                       Bingham Financial Services Corporation
                                     (Escrow Shares)                                                700                           0
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Finance - 0.0%         Malan Realty Investors, Inc. (Litigation
                                     Trust Certificates)                                    $       200                           0
-----------------------------------------------------------------------------------------------------------------------------------
Telephone - 0.0%                     High Speed Access Corp. (Liquidating Shares)           $       600                           0
                                     McLeod USA, Incorporated (Litigation Trust
                                     Certificates)                                          $    16,016                           0
                                                                                                                       ------------
                                                                                                                                  0
-----------------------------------------------------------------------------------------------------------------------------------
                                     Total Investments in Other Interests
                                     (Cost - $2,282) - 0.0%                                                                       0
-----------------------------------------------------------------------------------------------------------------------------------
                                     Total Long-Term Investments
                                     (Cost - $157,433,350) - 95.1%                                                      207,417,678
-----------------------------------------------------------------------------------------------------------------------------------

                                     Short-Term Securities                          Beneficial Interest
-----------------------------------------------------------------------------------------------------------------------------------
                                     Merrill Lynch Liquidity Series, LLC
                                     Cash Sweep Series I(a)                                 $ 9,952,035                   9,952,035
                                     Merrill Lynch Liquidity Series, LLC
                                     Money Market Series I(a)(b)                              5,655,420                   5,655,420
-----------------------------------------------------------------------------------------------------------------------------------
                                     Total Investments in Short-Term Securities
                                     (Cost - $15,607,455) - 7.2%                                                         15,607,455
-----------------------------------------------------------------------------------------------------------------------------------
                                     Total Investments
                                     (Cost - $173,040,805*) - 102.3%                                                    223,025,133

                                     Liabilities in Excess of Other
                                     Assets - (2.3%)                                                                     (5,033,728)
                                                                                                                       ------------
                                     Net Assets - 100.0%                                                               $217,991,405
                                                                                                                       ============

* The cost and unrealized appreciation/depreciation of investments as of December 31, 2004, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 173,962,487
                                                                  =============
      Unrealized appreciation                                     $  60,597,582
      Unrealized depreciation                                       (11,534,936)
                                                                  -------------
      Net unrealized appreciation                                 $  49,062,646
                                                                  =============

+     Non-income producing security.
++ For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by Series' management. This definition may not apply for the purposes of this report, which may combine such industry sub-classifications for reporting ease. These industry classifications are unaudited.
(a) Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      Affiliate                                                            Net        Interest/
                                                                      Activity         Dividend
      -----------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I    $ (2,277,353)  $       147,940
      Merrill Lynch Liquidity Series, LLC Money Market Series    $  3,158,070   $        37,231
      Merrill Lynch Premier Institutional Fund                       (832,450)  $         2,903
      -----------------------------------------------------------------------------------------

(b)   Security was purchased with the cash proceeds from securities loans.
(c) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(d) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(e)   The rights entitle the holder to future cash distribution.
(f)   Security, or portion of security, is on loan.
(g)   The rights may be exercised until 1/20/2005.

      Financial futures contracts purchased as of December 31, 2004 were as follows:

      --------------------------------------------------------------------------
      Number of                                                       Unrealized
      Contracts  Issues                Expiration Date  Face Value  Appreciation
      --------------------------------------------------------------------------
        12       Russell 2000 Index    March 2005       $3,856,004  $    67,696
        21       S&P MidCap 400 Index  March 2005       $6,758,628      227,547
      --------------------------------------------------------------------------
      Total Unrealized Appreciation - Net                           $   295,243
                                                                    ===========

      See Notes to Financial Statements.

                                             Master Extended Market Index Series

STATEMENT OF ASSETS AND LIABILITIES

                           As of December 31, 2004
===================================================================================================================
Assets:                    Investments in unaffiliated securities, at value
                            (including securities loaned of $5,390,683)
                            (identified cost-$157,433,350) .....................                      $ 207,417,678
                           Investments in affiliated securities, at value
                            (identified cost-$15,607,455) ......................                         15,607,455
                           Cash on deposit for financial futures contracts .....                            475,851
                           Cash ................................................                             51,331
                           Receivables:
                                    Contributions ..............................    $     355,151
                                    Securities sold ............................          218,120
                                    Dividends ..................................          201,039
                                    Variation margin ...........................           22,969
                                    Interest (including $18,918 from affiliates)           18,923
                                    Securities lending .........................            5,538           821,740
                                                                                    -------------
                           Prepaid expenses and other assets ...................                              6,054
                                                                                                      -------------
                           Total assets ........................................                        224,380,109
                                                                                                      -------------
===================================================================================================================
Liabilities:               Collateral on securities loaned, at value ...........                          5,655,420
                           Payables:
                                Withdrawals ....................................          717,564
                                 Investment adviser ............................            2,028
                                Other affiliates ...............................              981           720,573
                                                                                    -------------
                           Other liabilities ...................................                             12,711
                                                                                                      -------------
                           Total liabilities ...................................                          6,388,704
                                                                                                      -------------
===================================================================================================================
Net Assets:                Net assets ..........................................                      $ 217,991,405
                                                                                                      =============
===================================================================================================================
Net Assets                 Investors' capital ..................................                      $ 167,711,834
Consist of:                Unrealized appreciation-net .........................                         50,279,571
                                                                                                      -------------
                           Net assets ..........................................                      $ 217,991,405
                                                                                                      =============
===================================================================================================================

      See Notes to Financial Statements.

                                             Master Extended Market Index Series

STATEMENT OF OPERATIONS

                           For the Year Ended December 31, 2004
===================================================================================================================
Investment                 Dividends (net of $1,875 foreign withholding tax) ...                      $   2,072,640
Income:                    Interest (including $147,940 from affiliates) .......                            148,101
                           Securities lending-net ..............................                             40,134
                           Other ...............................................                              3,862
                                                                                                      -------------
                           Total income ........................................                          2,264,737
                                                                                                      -------------
===================================================================================================================
Expenses:                  Professional fees ...................................    $      63,581
                           Custodian fees ......................................           36,409
                           Accounting services .................................           26,664
                           Investment advisory fees ............................           19,311
                           Printing and shareholder reports ....................            6,805
                           Trustees' fees and expenses .........................            2,173
                           Other ...............................................           16,297
                                                                                    -------------
                           Total expenses ......................................                            171,240
                                                                                                      -------------
                           Investment income-net ...............................                          2,093,497
                                                                                                      -------------
===================================================================================================================
Realized &                 Realized gain on:
Unrealized Gain (Loss)        Investments-net ..................................        5,874,633
-Net:                         Futures contracts-net ............................          495,049         6,369,682
                                                                                    -------------
                           Change in unrealized appreciation on:
                              Investments-net ..................................       24,307,772
                              Futures contracts-net ............................         (101,004)       24,206,768
                                                                                    -------------     -------------
                           Total realized and unrealized gain-net ..............                         30,576,450
                                                                                                      -------------
                           Net Increase in Net Assets Resulting from Operations                       $  32,669,947
                                                                                                      =============
===================================================================================================================


      See Notes to Financial Statements.

                                             Master Extended Market Index Series

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                For the
                                                                                               Year Ended
                                                                                              December 31,
                                                                                    -------------------------------
                           Increase (Decrease) in Net Assets:                            2004              2003
===================================================================================================================
Operations:                Investment income-net ...............................    $   2,093,497     $   1,356,296
                           Realized gain (loss)-net ............................        6,369,682          (936,686)
                           Change in unrealized appreciation-net ...............       24,206,768        45,815,708
                                                                                    -------------     -------------
                           Net increase in net assets resulting from operationsX       32,669,947        46,235,318
                                                                                    -------------     -------------
===================================================================================================================
Capital                    Proceeds from contributions .........................       78,308,788        72,933,076
Transactions:              Fair value of withdrawals ...........................      (65,469,029)      (40,449,340)
                                                                                    -------------     -------------
                           Net increase in net assets derived from capital
                           transactions ........................................       12,839,759        32,483,736
                                                                                    -------------     -------------
===================================================================================================================
Net Assets:                Total increase in net assets ........................       45,509,706        78,719,054
                           Beginning of year ...................................      172,481,699        93,762,645
                                                                                    -------------     -------------
                           End of year .........................................    $ 217,991,405     $ 172,481,699
                                                                                    =============     =============
===================================================================================================================

      See Notes to Financial Statements.

                                             Master Extended Market Index Series

FINANCIAL HIGHLIGHTS

                                                                                                                         For
                                                                                                                      the Period
                         The following ratios have                                                                     Oct. 27,
                         been derived from information                 For the Year Ended December 31,                 2000+ to
                         provided in the financial        --------------------------------------------------------   December 31,
                         statements.                          2004           2003           2002           2001          2000
=================================================================================================================================
Total Investment         Total investment return ........       18.43%         44.11%        (17.77%)        (9.03%)           --
Return:**                                                 -----------    -----------    -----------    -----------    -----------
=================================================================================================================================
Ratios to                Expenses, net of reimbursement .         .09%           .12%           .08%           .08%           .08% *
Average Net                                               -----------    -----------    -----------    -----------    -----------
Assets:                  Expenses .......................         .09%           .13%           .15%           .28%           .65% *
                                                          -----------    -----------    -----------    -----------    -----------
                         Investment income-net ..........        1.08%          1.09%          1.11%          1.33%          2.02% *
                                                          -----------    -----------    -----------    -----------    -----------
=================================================================================================================================
Supplemental             Net assets, end of period
Data:                     (in thousands) ................ $   217,991    $   172,482    $    93,763    $   104,838    $    20,805
                                                          -----------    -----------    -----------    -----------    -----------
                         Portfolio turnover .............       22.90%         14.53%         28.14%         97.51%          8.88%
                                                          -----------    -----------    -----------    -----------    -----------
=================================================================================================================================

*     Annualized.
** Total return is required to be disclosed for fiscal years beginning after December 15, 2000.
+     Commencement of operations.

      See Notes to Financial Statements.

Master Extended Market Index Series

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Master Extended Market Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The financial statements of the Series are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from estimates. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments - Equity securities held by the Series that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Trust employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Trust, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees of the Trust. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series' shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Board of Trustees of the Trust or by the Investment Adviser using a pricing service and/or procedures approved by the Board of Trustees of the Trust.

(b) Derivative financial instruments - The Series may engage in various portfolio investment techniques to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts - The Series may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options - The Series may purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or loss or gain to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts - The Series may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures - The Series may purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar-denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

(c) Income taxes - The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income - Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Securities lending - The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it receives a fee from the borrower. The Series typically receives the income on the loaned securities, but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. FAM has entered into a contractual arrangement with the Series under which all expenses incurred by the Series will not exceed .12%. This arrangement has a one-year term and is renewable.

The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., or its affiliates. Pursuant to that order, the Trust also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Trust and the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or its affiliates. As of December 31, 2004, the Series lent securities with a value of $9,452 to MLPF&S or its affiliates. For the year ended December 31, 2004, MLIM, LLC received $17,321 in securities lending agent fees from the Series.

For the year ended December 31, 2004, the Series reimbursed FAM $3,998 for certain accounting services.

Certain officers and/or trustees of the Series are officers and/or trustees of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2004 were $59,809,261 and $40,873,857, respectively.

4. Short-Term Borrowings:

The Series, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .07% per annum based on the Series pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each Series election, the federal funds rate plus .50% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the year ended December 31, 2004. On November 26, 2004, the credit agreement was renewed for one year under substantially the same terms.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Investors and Board of Trustees of Quantitative Master Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Extended Market Index Series, one of the portfolios constituting the Quantitative Master Series Trust (the "Trust") as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the respective periods then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Extended Market Index Series of the Quantitative Master Series Trust as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the respective periods then ended, in conformity with U.S. generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
February 18, 2005

Officers and Trustees

                                                                                                       Number of
                                                                                                       Portfolios in   Other Public
                           Position(s)  Length                                                         Fund Complex    Directorships
                           Held with    of Time                                                        Overseen by     Held by
Name        Address & Age  Trust        Served   Principal Occupation(s) During Past 5 Years           Trustee         Trustee
====================================================================================================================================
Interested Trustee
------------------------------------------------------------------------------------------------------------------------------------
Terry K.    P.O. Box 9011  President    2000 to  President and Chairman of the Merrill Lynch           124 Funds 163   None
Glenn*      Princeton, NJ  and Trustee  present  Investment Managers, L.P. ("MLIM")/Fund Asset         Portfolios
            08543-9011                           Management, L.P. ("FAM") -- advised funds since
            Age: 64                              1999; Chairman (Americas Region) of MLIM from
                                                 2000 to 2002; Executive Vice President of MLIM
                                                 and FAM (which terms as used herein include their
                                                 corporate predecessors) from 1983 to 2002;
                                                 President of FAM Distributors, Inc. ("FAMD") from
                                                 1986 to 2002 and Director thereof from 1991 to
                                                 2002; Executive Vice President and Director of
                                                 Princeton Services, Inc. ("Princeton Services")
                                                 from 1993 to 2002; President of Princeton
                                                 Administrators, L.P. from 1989 to 2002; Director
                                                 of Financial Data Services, Inc. since 1985.

            * Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which MLIM or FAM acts as investment adviser. Mr. Glenn is an "interested person" as described in the Investment Company Act, of the Trust based on his present and former positions with MLIM, FAM, FAMD, Princeton Services and Princeton
              Administrators, L.P. The Trustee's term is unlimited. Trustees serve until their resignation, removal, or death, or until December 31 of the year in which they turn 72. As Trust President, Mr. Glenn serves at the pleasure of the Board of Trustees.

====================================================================================================================================
Independent Trustees*
------------------------------------------------------------------------------------------------------------------------------------
Donald W.   P.O. Box 9095  Trustee      2002 to  General Partner of The Burton Partnership,            23 Funds        ITC Delta-
Burton      Princeton, NJ               present  Limited partnership (an Investment Partnership)       42 Portfolios   Com, Inc.,
            08543-9095                           since 1979; Managing General Partner of The                           Knology,
            Age: 60                              South Atlantic Venture Funds, since 1983; Member                      Inc.,
                                                 of the Investment Advisory Committee of the                           Symbion, Inc.
                                                 Florida State Board of Administration since
                                                 2001.
------------------------------------------------------------------------------------------------------------------------------------
M. Colyer   P.O. Box 9095  Trustee      2000 to  James R. Williston Professor of Investment            24 Funds        Cambridge
Crum        Princeton, NJ               present  Management Emeritus, Harvard Business School          43 Portfolios   Bancorp
            08543-9095                           since 1996;
            Age: 72                              James R. Williston Professor of Investment
                                                 Management, Harvard Business School from 1971 to
                                                 1996.
------------------------------------------------------------------------------------------------------------------------------------
Laurie      P.O. Box 9095  Trustee      2000 to  Professor of Finance and Economics, Graduate          23 Funds        None
Simon       Princeton, NJ               present  School of Business, Columbia University since         42 Portfolios
Hodrick     08543-9095                           1998.
            Age: 42

                                                                                                       Number of
                                                                                                       Portfolios      Other Public
                                                                                                       in Fund Complex Directorships
                           Position(s)  Length                                                         Overseen        Held by
                           Held         of Time                                                        by Director/    Director/
Name        Address & Age  with Trust   Served   Principal Occupation(s) During Past 5 Years           Trustee         Trustee
====================================================================================================================================
Independent Trustees* (concluded)
------------------------------------------------------------------------------------------------------------------------------------
David H.    P.O. Box 9095  Trustee      2003 to  Consultant with Putnam Investments from 1998 to 2003  23 Funds        None
Walsh       Princeton, NJ               present  and employed in various capacities there from 1973    42 Portfolios
            08543-9095                           to 1992; Director, The National Audubon Society
            Age: 63                              since 1998; Director The American Museum of Fly
                                                 Fishing since 1997.
------------------------------------------------------------------------------------------------------------------------------------
Fred G.     P.O. Box 9095  Trustee      2000 to  Managing Director of FGW Associates since 1997; Vice  23 Funds        Watson Pharm-
Weiss       Princeton, NJ               present  President, Planning, Investment and Development of    42 Portfolios   aceuticals,
            08543-9095                           Warner Lambert Co. from 1979 to 1997; Director of                     Inc.
            Age: 63                              Michael J. Fox Foundation for Parkinson's Research
                                                 since 2000; Director of BTG International, Plc (a
                                                 global technology commercialization company) since
                                                 2001.

            * The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

                           Position(s)  Length
                           Held         of Time
            Address & Age  with Trust   Served   Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Fund/Trust Officers*
------------------------------------------------------------------------------------------------------------------------------------
Donald C.   P.O. Box 9011  Vice         1997 to  First Vice President of FAM and MLIM since 1997 and Treasurer thereof since
Burke       Princeton, NJ  President    present  1999; Senior Vice President and Treasurer of Princeton Services since 1999 and
            08543-9011     and          and 1999 Director since 2004; Vice President of FAMD since 1999; Vice President of MLIM
            Age: 44        Treasurer    to       and FAM from 1990 to 1997; Director of Taxation of MLIM from 1990 to 2001.
                                        present
------------------------------------------------------------------------------------------------------------------------------------
Robert C.   P.O. Box 9011  Senior Vice  1999 to  President of MLIM/FAM-advised Funds since 2005; President of MLIM and FAM since
Doll, Jr.   Princeton, NJ  President    present  2001; Co-Head (Americas Region) thereof from 2000 to 2001 and Senior Vice
            08543-9011                           President from 1999 to 2001; President and Director of Princeton Services, Inc.
            Age: 50                              since 2001; President of Princeton Administrators, L.P. since 2001; Chief
                                                 Investment Officer of Oppenheimer Funds, Inc. from 1991 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Richard J.  P.O. Box 9011  Vice         1999 to  Managing Director and Head of Global Index and Enhanced Index products for
Vella       Princeton, NJ  President    present  Merrill Lynch Quantitative Advisors since 1999; Managing Director and Head of
            08543-9011                           the Global Index and Enhanced Index business at Bankers Trust from 1984 to 1999.
            Age: 48
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Jeffrey     P.O Box 9011   Chief        2004 to  Chief Compliance Officer of the MLIM/FAM-advised funds and First Vice President
Hiller      Princeton, NJ  Compliance   present  and Chief Compliance Officer of MLIM since 2004; Global Director of Compliance
            08534          Officer               at  Morgan Stanley Investment Management from 2002 to 2004; Managing Director
            Age: 53                              and Global Director of Compliance at Citigroup Asset Management from 2000 to
                                                 2002; Chief Compliance Officer at Soros Fund Management in 2000; Chief
                                                 Compliance Officer at Prudential Financial from 1995 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
Alice A.    P.O. Box 9011  Secretary    2004 to  Secretary of MLIM, FAM, FAMD and Princeton Services since 2004; Director (Legal
Pellegrino  Princeton, NJ               present  Advisory) of MLIM since 2002; Vice President of MLIM from 1999 to 2002; Attorney
            08543-9011                           associated with MLIM since 1997.
            Age: 44
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            * Officers of the Trust serve at the pleasure of the Board of Trustees.
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            Further information about the Trust's Officers and Trustees is available in the Trust's Statement of Additional
            Information, which can be obtained without charge by calling 1-800-MER-FUND.
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

Custodian

JPMorgan Chase Bank
4 Chase MetroTech Center, 18th floor
Brooklyn, NY 11245

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863

--------------------------------------------------------------------------------
Effective January 1, 2005, Terry K. Glenn, President and Trustee and M. Colyer Crum, Trustee of Quantitative Master Series Trust retired. The Trust's Board of Trustees wishes Mr. Glenn and Professor Crum well in their retirements.

Effective January 1, 2005, Robert C. Doll, Jr. became Executive Vice President and Chief Executive Officer of the Trust.
--------------------------------------------------------------------------------

Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Donald W. Burton, (2) M. Colyer Crum, (3) Laurie Simon Hodrick, (4) John F. O'Brien (as of November 22, 2004), (5) David H. Walsh and (6) Fred G. Weiss.

         The registrant's board of directors has determined that Laurie Simon Hodrick and M. Colyer Crum qualify as financial experts pursuant to
         Item 3(c)(4) of Form N-CSR.

         Ms. Hodrick has a thorough understanding of generally accepted accounting principals, financial statements, and internal controls and procedures for financial reporting. Ms. Hodrick earned a Ph.D. in economics and has taught courses in finance for over 15 years. Her M.B.A.-level course centers around the evaluation and analysis of firms' corporate financial statements. She has also taught in financial analysts' training programs. Ms. Hodrick has also worked with several prominent corporations in connection with the analysis of financial forecasts and projections and analysis of the financial statements of those companies, serving on the Financial Advisory Council of one of these major corporations. She has also served as the Treasurer and Finance Chair of a 501(c)(3) organization. Ms. Hodrick has published a number of articles in leading economic and financial journals and is the associate editor of two leading finance journals.

         M. Colyer Crum also possesses a thorough understanding of generally accepted accounting principals, financial statements, and internal controls and procedures for financial reporting through a combination of education and experience. Professor Crum was a professor of investment management at the Harvard Business School for 25 years. The courses taught by Professor Crum place a heavy emphasis on the analysis of underlying company financial statements with respect to stock selection and the analysis of credit risk in making loans. Professor Crum has also served on a number of boards of directors and has served on the audit committees, and in some cases chaired the audit committee, for several major corporations and financial institutions. For two such organizations, Professor Crum has performed extensive investment analysis of financial statements in connection with investment management decisions. From these experiences, he has gained significant experience with the establishment of reserves and accounting policies, differences between U.S. GAAP and Canadian GAAP and executive compensation issues.

Item 4 - Principal Accountant Fees and Services

         (a) Audit Fees -         Fiscal Year Ending December 31, 2004 - $43,000
                                  Fiscal Year Ending December 31, 2003 - $42,400

         (b) Audit-Related Fees - Fiscal Year Ending December 31, 2004 - $0
                                  Fiscal Year Ending December 31, 2003 - $0

         (c) Tax Fees -           Fiscal Year Ending December 31, 2004 - $8,000
                                  Fiscal Year Ending December 31, 2003 - $8,500

         The nature of the services include tax compliance, tax advice and tax planning.

         (d) All Other Fees -     Fiscal Year Ending December 31, 2004 - $0
                                  Fiscal Year Ending December 31, 2003 - $0

         (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

         (e)(2) 0%

         (f) Not Applicable

         (g) Fiscal Year Ending December 31, 2004 - $11,926,355
             Fiscal Year Ending December 31, 2003 - $18,621,495

         (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

         Regulation S-X Rule 2-01(c)(7)(ii) - $945,000, 0%

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - See Item 2

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Extended Market Index Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Master Extended Market Index Series of Quantitative Master Series Trust

Date: February 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Master Extended Market Index Series of Quantitative Master Series Trust

Date: February 24, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke,
    Chief Financial Officer of
    Master Extended Market Index Series of Quantitative Master Series Trust

Date: February 24, 2005